UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin Fund
Allocator Series
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin LifeSmart
TM
Retirement Income Fund
2020 Retirement Target Fund
2025 Retirement Target Fund
2030 Retirement Target Fund
2035 Retirement Target Fund
2040 Retirement Target Fund
2045 Retirement Target Fund
2050 Retirement Target Fund
2055 Retirement Target Fund
2060 Retirement Target Fund
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Franklin LifeSmart
™
Retirement Income Fund 2
Franklin LifeSmart
™
2020 Retirement Target Fund 7
Franklin LifeSmart
™
2025 Retirement Target Fund 11
Franklin LifeSmart
™
2030 Retirement Target Fund 15
Franklin LifeSmart
™
2035 Retirement Target Fund 19
Franklin LifeSmart
™
2040 Retirement Target Fund 23
Franklin LifeSmart
™
2045 Retirement Target Fund 27
Franklin LifeSmart
™
2050 Retirement Target Fund 31
Franklin LifeSmart
™
2055 Retirement Target Fund 35
Franklin LifeSmart
™
2060 Retirement Target Fund 39
Financial Highlights and Schedules of Investments 43
Financial Statements 109
Notes to Financial Statements 126
Shareholder Information 156
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
Retirement Income Fund
This semiannual report for Franklin LifeSmart
TM
Retirement
Income Fund covers the period ended June 30, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to make monthly distributions, while
preserving the investors’ capital over the long term. The
Fund employs an asset allocation strategy, combined with
an income generation strategy, designed for investors in
retirement. Under normal market conditions, the investment
manager allocates the Fund’s assets among the broad
asset classes of equity and fixed income investments and
strategies by investing primarily in a distinctly-weighted
combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +5.90% cumulative
total return for the six months ended June 30, 2023. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +13.93% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +1.59% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 3.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Thank you for your continued participation in Franklin
LifeSmart™ Retirement Income Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition
*
6/30/23
% of Total
Net Assets
Domestic Fixed Income 53.5%
Domestic Equity 28.9%
Foreign Equity 5.8%
Index-Linked Notes 5.0%
Foreign Fixed Income 4.4%
Short-Term Investments & Other Net Assets 2.4%
Top 10 Holdings
6/30/23
% of Total
Net Assets
a a
Western Asset Income Fund, Class IS 14.2%
Franklin U.S. Core Bond ETF 11.4%
ClearBridge Tactical Dividend Income Fund,
Class IS 11.2%
JPMorgan Equity Premium Income ETF 10.7%
Western Asset Short Duration High Income
Fund, Class I 10.5%
Franklin U.S. Government Securities Fund,
Class R6 6.7%
Franklin Investment Grade Corporate ETF 5.8%
UBS AG into S&P 500 Index, Senior Note 5.0%
BrandywineGLOBAL - Global Opportunities
Bond Fund, Class IS 4.9%
JPMorgan Nasdaq Equity Premium Income ETF 4.8%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page
48
.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2023
Franklin LifeSmart™ Retirement Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +5.90% +0.06%
1-Year +7.26% +1.32%
5-Year +16.25% +1.90%
10-Year +41.22% +2.92%
Advisor
6-Month +6.12% +6.12%
1-Year +7.54% +7.54%
5-Year +17.76% +3.32%
10-Year +44.97% +3.78%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 3.83% 5.38% 4.76%
Advisor 4.29% 5.93% 5.27%
See page 5 for Performance Summary footnotes.

Franklin LifeSmart™ Retirement Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds . Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.
These and other risks are discussed in the Fund’s prospectus. Investments in equity-linked notes often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks . Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance.
The Fund is not guaranteed to achieve its investment goal nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. In addition, some of its distributions may be treated in part as a return of capital which will decrease shareholders’ cost basis in the Fund and affect the amount of any capital gain or loss that shareholders realize when selling or exchanging Fund shares. The annual payout rate may be adjusted higher or lower from year to year and could vary sub-
stantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate Fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance and tax bracket. These and other risks are described more fully in the Fund’s prospectus.
Net Asset Value
Share Class 6/30/23 12/31/22 Change
A (FTRAX) $9.95 $9.59 +$0.36
C (FRTCX) $9.83 $9.47 +$0.36
R (FBRLX) $9.92 $9.56 +$0.36
R6 (FLMTX) $10.00 $9.63 +$0.37
Advisor (FLRDX) $9.99 $9.62 +$0.37
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
A $0.2016
C $0.1632
R $0.1890
R6 $0.2166
Advisor $0.2142
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.76% 1.44%
Advisor 0.51% 1.19%

Franklin LifeSmart™ Retirement Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund changed its strategic asset allocation 40% to equity funds and 60% to fixed income funds aligning it to the landing point of the glide path (the strategic asset allocation of a target date fund over time) of other Franklin LifeSmart retirement funds. Previously, as of 5/1/16, the Fund changed its name from Franklin LifeSmart 2015 Retirement
Target Date Fund in connection with changes to its strategies including, among other things, the addition of an income generation strategy to support the Fund’s managed distribution policy. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s June dividend and the maximum offering price (NAV for Advisor Class) per share on 6/30/23.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

Your Fund’s Expenses
Franklin LifeSmart™ Retirement Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,059.00 $1.52 $1,023.32 $1.50 0.30%
C $1,000 $1,055.60 $5.34 $1,019.60 $5.25 1.05%
R $1,000 $1,057.90 $2.80 $1,022.08 $2.75 0.55%
R6 $1,000 $1,061.40 $0.00 $1,024.80 $0.00 0.00%
Advisor $1,000 $1,061.20 $0.25 $1,024.56 $0.24 0.05%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2020 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2020
Retirement Target Fund covers the period ended June 30,
2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately eight
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +7.03% cumulative
total return for the six months ended June 30, 2023. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +13.93% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +1.59% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Thank you for your continued participation in Franklin
LifeSmart™ 2020 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition
*
6/30/23
% of Total
Net Assets
Domestic Fixed Income 46.5%
Domestic Equity 29.8%
Foreign Equity 16.8%
Foreign Fixed Income 4.0%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.9%
Top 10 Holdings
6/30/23
% of Total
Net Assets
a a
Franklin U.S. Core Bond ETF 17.3%
Franklin U.S. Core Equity (IU) Fund 14.9%
Western Asset Core Plus Bond Fund, Class IS 9.9%
Franklin International Core Equity (IU) Fund 8.1%
Franklin Growth Fund, Class R6 6.7%
Franklin U.S. Treasury Bond ETF 4.9%
Franklin U.S. Large Cap Multifactor Index ETF 3.5%
Schwab U.S. TIPS ETF 3.5%
BrandywineGLOBAL - Global Opportunities
Bond Fund, Class IS 3.2%
Western Asset Short-Term Bond Fund, Class IS 3.2%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
55
.

Performance Summary as of June 30, 2023
Franklin LifeSmart™ 2020 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +7.03% +1.10%
1-Year +7.15% +1.26%
5-Year +17.99% +2.20%
Since Inception (7/1/13) +53.79% +3.81%
Advisor
6-Month +7.13% +7.13%
1-Year +7.40% +7.40%
5-Year +19.40% +3.61%
Since Inception (7/1/13) +57.90% +4.67%
See page 9 for Performance Summary footnotes.

Franklin LifeSmart™ 2020 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. The investment risk of the retirement target Fund changes over time as its asset allocation changes. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
A $0.1911
C $0.1521
R $0.1780
R6 $0.2067
Advisor $0.2043
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.21%
Advisor 0.45% 0.96%

Your Fund’s Expenses
Franklin LifeSmart™ 2020 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,070.30 $2.48 $1,022.40 $2.42 0.48%
C $1,000 $1,066.10 $6.31 $1,018.68 $6.17 1.23%
R $1,000 $1,070.10 $3.76 $1,021.16 $3.67 0.73%
R6 $1,000 $1,072.70 $0.95 $1,023.88 $0.92 0.18%
Advisor $1,000 $1,071.30 $1.19 $1,023.64 $1.17 0.23%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2025 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2025
Retirement Target Fund covers the period ended June 30,
2023 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately eight
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +7.93% cumulative
total return for the six months ended June 30, 2023. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +13.93% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +1.59% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Thank you for your continued participation in Franklin
LifeSmart
TM
2025 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition
*
6/30/23
% of Total
Net Assets
Domestic Fixed Income 38.6%
Domestic Equity 35.6%
Foreign Equity 20.2%
Foreign Fixed Income 3.1%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.5%
Top 10 Holdings
6/30/23
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 17.9%
Franklin U.S. Core Bond ETF 14.5%
Franklin International Core Equity (IU) Fund 9.8%
Western Asset Core Plus Bond Fund, Class IS 8.3%
Franklin Growth Fund, Class R6 8.0%
Franklin U.S. Large Cap Multifactor Index ETF 4.2%
Franklin U.S. Treasury Bond ETF 4.1%
ClearBridge Large Cap Value Fund, Class IS 3.2%
Franklin Emerging Market Core Equity (IU) Fund 3.1%
Schwab U.S. TIPS ETF 3.0%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
62
.

Performance Summary as of June 30, 2023
Franklin LifeSmart™ 2025 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +7.93% +2.02%
1-Year +8.56% +2.63%
5-Year +22.63% +3.00%
10-Year +69.99% +4.85%
Advisor
6-Month +8.03% +8.03%
1-Year +8.91% +8.91%
5-Year +24.22% +4.43%
10-Year +74.47% +5.72%
See page 13 for Performance Summary footnotes.

Franklin LifeSmart™ 2025 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. The investment risk of the retirement target Fund changes over time as its asset allocation changes. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal . Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1775 $0.0055 $0.1830
C $0.1376 $0.0055 $0.1431
R $0.1646 $0.0055 $0.1701
R6 $0.1948 $0.0055 $0.2003
Advisor $0.1912 $0.0055 $0.1967
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 0.99%
Advisor 0.45% 0.74%

Your Fund’s Expenses
Franklin LifeSmart™ 2025 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,079.30 $2.51 $1,022.38 $2.44 0.49%
C $1,000 $1,075.40 $6.36 $1,018.66 $6.19 1.24%
R $1,000 $1,077.50 $3.80 $1,021.14 $3.70 0.74%
R6 $1,000 $1,080.60 $0.97 $1,023.87 $0.94 0.19%
Advisor $1,000 $1,080.30 $1.22 $1,023.62 $1.19 0.24%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2030 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2030
Retirement Target Fund covers the period ended June 30,
2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately eight
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +8.80% cumulative
total return for the six months ended June 30, 2023. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +13.93% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +1.59% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 16 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Thank you for your continued participation in Franklin
LifeSmart™ 2030 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition
*
6/30/23
% of Total
Net Assets
Domestic Equity 40.9%
Domestic Fixed Income 30.6%
Foreign Equity 23.2%
Foreign Fixed Income 2.4%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.9%
Top 10 Holdings
6/30/23
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 20.6%
Franklin U.S. Core Bond ETF 11.5%
Franklin International Core Equity (IU) Fund 11.2%
Franklin Growth Fund, Class R6 9.2%
Western Asset Core Plus Bond Fund, Class IS 6.6%
Franklin U.S. Large Cap Multifactor Index ETF 4.9%
ClearBridge Large Cap Value Fund, Class IS 3.7%
Franklin Emerging Market Core Equity (IU) Fund 3.6%
Franklin U.S. Treasury Bond ETF 3.2%
Templeton Foreign Fund, Class R6 2.6%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
69
.

Performance Summary as of June 30, 2023
Franklin LifeSmart™ 2030 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +8.80% +2.86%
1-Year +9.74% +3.73%
5-Year +27.06% +3.73%
Since Inception (7/1/13) +77.36% +5.30%
Advisor
6-Month +8.97% +8.97%
1-Year +10.15% +10.15%
5-Year +28.75% +5.18%
Since Inception (7/1/13) +82.05% +6.18%
See page 17 for Performance Summary footnotes.

Franklin LifeSmart™ 2030 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. The investment risk of the retirement target Fund changes over time as its asset allocation changes. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds . Equity securities are subject to price fluctuation and possible loss of principal . Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls . International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets . These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
A $0.1623
C $0.1210
R $0.1481
R6 $0.1790
Advisor $0.1761
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.17%
Advisor 0.45% 0.92%

Your Fund’s Expenses
Franklin LifeSmart™ 2030 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,088.00 $2.58 $1,022.33 $2.50 0.50%
C $1,000 $1,084.00 $6.45 $1,018.61 $6.25 1.25%
R $1,000 $1,087.00 $3.87 $1,021.09 $3.75 0.75%
R6 $1,000 $1,090.10 $1.03 $1,023.81 $1.00 0.20%
Advisor $1,000 $1,089.70 $1.28 $1,023.57 $1.24 0.25%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2035 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2035
Retirement Target Fund covers the period ended June 30,
2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately eight
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +9.64% cumulative
total return for the six months ended June 30, 2023. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +13.93% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +1.59% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 20 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Thank you for your continued participation in Franklin
LifeSmart™ 2035 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition
*
6/30/23
% of Total
Net Assets
Domestic Equity 46.2%
Foreign Equity 26.2%
Domestic Fixed Income 22.9%
Foreign Fixed Income 1.9%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.8%
Top 10 Holdings
6/30/23
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 23.3%
Franklin International Core Equity (IU) Fund 12.7%
Franklin Growth Fund, Class R6 10.4%
Franklin U.S. Core Bond ETF 8.5%
Franklin U.S. Large Cap Multifactor Index ETF 5.5%
Western Asset Core Plus Bond Fund, Class IS 4.8%
ClearBridge Large Cap Value Fund, Class IS 4.1%
Franklin Emerging Market Core Equity (IU) Fund 4.0%
Templeton Foreign Fund, Class R6 3.0%
Templeton Developing Markets Trust, Class R6 2.7%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
76
.

Performance Summary as of June 30, 2023
Franklin LifeSmart™ 2035 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +9.64% +3.64%
1-Year +11.46% +5.30%
5-Year +32.34% +4.57%
10-Year +91.51% +6.11%
Advisor
6-Month +9.82% +9.82%
1-Year +11.67% +11.67%
5-Year +33.97% +6.02%
10-Year +96.67% +7.00%
See page 21 for Performance Summary footnotes.

Franklin LifeSmart™ 2035 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. The investment risk of the retirement target Fund changes over time as its asset allocation changes. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal . Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1526 $0.0372 $0.1898
C $0.1112 $0.0372 $0.1484
R $0.1374 $0.0372 $0.1746
R6 $0.1702 $0.0372 $0.2074
Advisor $0.1668 $0.0372 $0.2040
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 0.99%
Advisor 0.45% 0.74%

Your Fund’s Expenses
Franklin LifeSmart™ 2035 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,096.40 $2.59 $1,022.33 $2.49 0.50%
C $1,000 $1,092.50 $6.47 $1,018.61 $6.24 1.25%
R $1,000 $1,095.30 $3.88 $1,021.09 $3.74 0.75%
R6 $1,000 $1,097.70 $1.03 $1,023.81 $1.00 0.20%
Advisor $1,000 $1,098.20 $1.29 $1,023.57 $1.24 0.25%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2040 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2040
Retirement Target Fund covers the period ended June 30,
2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately eight
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +10.58% cumulative
total return for the six months ended June 30, 2023. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +13.93% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +1.59% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 24 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Thank you for your continued participation in Franklin
LifeSmart
TM
2040 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition
*
6/30/23
% of Total
Net Assets
Domestic Equity 51.2%
Foreign Equity 28.9%
Domestic Fixed Income 15.9%
Alternative Strategies 1.0%
Foreign Fixed Income 0.7%
Short-Term Investments & Other Net Assets 2.3%
Top 10 Holdings
6/30/23
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 21.4%
Franklin International Core Equity (IU) Fund 14.0%
Franklin Growth Fund, Class R6 11.5%
Franklin U.S. Equity Index ETF 6.9%
Franklin U.S. Core Bond ETF 6.2%
Franklin U.S. Large Cap Multifactor Index ETF 6.1%
ClearBridge Large Cap Value Fund, Class IS 4.6%
Franklin Emerging Market Core Equity (IU) Fund 4.4%
Western Asset Core Plus Bond Fund, Class IS 3.6%
Templeton Foreign Fund, Class R6 3.3%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
83
.

Performance Summary as of June 30, 2023
Franklin LifeSmart™ 2040 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +10.58% +4.49%
1-Year +12.90% +6.68%
5-Year +37.79% +5.43%
Since Inception (7/1/13) +97.30% +6.43%
Advisor
6-Month +10.72% +10.72%
1-Year +13.17% +13.17%
5-Year +39.49% +6.88%
Since Inception (7/1/13) +102.46% +7.31%
See page 25 for Performance Summary footnotes.

Franklin LifeSmart™ 2040 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. The investment risk of the retirement target Fund changes over time as its asset allocation changes. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds . Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1236 $0.0406 $0.1642
C $0.0827 $0.0406 $0.1233
R $0.1064 $0.0406 $0.1470
R6 $0.1403 $0.0406 $0.1809
Advisor $0.1375 $0.0406 $0.1781
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.32%
Advisor 0.45% 1.07%

Your Fund’s Expenses
Franklin LifeSmart™ 2040 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,105.80 $2.68 $1,022.25 $2.57 0.51%
C $1,000 $1,101.10 $6.58 $1,018.53 $6.32 1.26%
R $1,000 $ 1,104.30 $3.98 $1,021.01 $3.82 0.76%
R6 $1,000 $1,107.20 $1.11 $1,023.74 $1.07 0.21%
Advisor $1,000 $1,107.20 $1.37 $1,023.49 $1.32 0.26%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2045 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2045
Retirement Target Fund covers the period ended June 30,
2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately eight
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +11.40% cumulative
total return for the six months ended June 30, 2023. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +13.93% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +1.59% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 28 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Thank you for your continued participation in Franklin
LifeSmart
TM
2045 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition
*
6/30/23
% of Total
Net Assets
Domestic Equity 56.3%
Foreign Equity 31.8%
Domestic Fixed Income 9.2%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.7%
Top 10 Holdings
6/30/23
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 23.5%
Franklin International Core Equity (IU) Fund 15.4%
Franklin Growth Fund, Class R6 12.7%
Franklin U.S. Equity Index ETF 7.6%
Franklin U.S. Large Cap Multifactor Index ETF 6.7%
ClearBridge Large Cap Value Fund, Class IS 5.1%
Franklin Emerging Market Core Equity (IU) Fund 4.9%
Western Asset Core Plus Bond Fund, Class IS 4.4%
Franklin U.S. Core Bond ETF 4.3%
Templeton Foreign Fund, Class R6 3.6%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
90
.

Performance Summary as of June 30, 2023
Franklin LifeSmart™ 2045 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6 /30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +11.40% +5.26%
1-Year +14.00% +7.69%
5-Year +40.37% +5.82%
10-Year +106.03% +6.89%
Advisor
6-Month +11.56% +11.56%
1-Year +14.38% +14.38%
5-Year +42.16% +7.29%
10-Year +111.56% +7.78%
See page 29 for Performance Summary footnotes.

Franklin LifeSmart™ 2045 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. The investment risk of the retirement target Fund changes over time as its asset allocation changes. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1175 $0.0684 $0.1859
C $0.0731 $0.0684 $0.1415
R $0.1026 $0.0684 $0.1710
R6 $0.1352 $0.0684 $0.2036
Advisor $0.1323 $0.0684 $0.2007
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.13%
Advisor 0.45% 0.88%

Your Fund’s Expenses
Franklin LifeSmart™ 2045 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,114.00 $2.66 $1,022.28 $2.55 0.51%
C $1,000 $1,109.80 $6.58 $1,018.56 $6.30 1.26%
R $1,000 $1,112.60 $3.97 $1,021.04 $3.80 0.76%
R6 $1,000 $1,114.40 $1.10 $1,023.76 $1.05 0.21%
Advisor $1,000 $1,115.60 $1.35 $1,023.51 $1.30 0.26%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2050 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2050
Retirement Target Fund covers the period ended June 30,
2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately eight
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +11.82% cumulative
total return for the six months ended June 30, 2023. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +13.93% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +1.59% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 32 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Thank you for your continued participation in Franklin
LifeSmart™ 2050 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition
*
6/30/23
% of Total
Net Assets
Domestic Equity 59.0%
Foreign Equity 33.4%
Domestic Fixed Income 4.7%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.9%
Top 10 Holdings
6/30/23
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 24.1%
Franklin International Core Equity (IU) Fund 16.1%
Franklin Growth Fund, Class R6 13.3%
Franklin U.S. Equity Index ETF 7.9%
Franklin U.S. Large Cap Multifactor Index ETF 7.6%
ClearBridge Large Cap Value Fund, Class IS 5.3%
Franklin Emerging Market Core Equity (IU) Fund 5.1%
Templeton Foreign Fund, Class R6 3.8%
Templeton Developing Markets Trust, Class R6 3.5%
Franklin International Growth Fund, Class R6 2.4%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
96
.

Performance Summary as of June 30, 2023
Franklin LifeSmart™ 2050 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +11.82% +5.69%
1-Year +14.82% +8.48%
5-Year +42.10% +6.08%
Since Inception (7/1/13) +105.81% +6.88%
Advisor
6-Month +11.93% +11.93%
1-Year +15.05% +15.05%
5-Year +43.79% +7.53%
Since Inception (7/1/13) +111.28% +7.77%
See page 33 for Performance Summary footnotes.

Franklin LifeSmart™ 2050 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. The investment risk of the retirement target Fund changes over time as its asset allocation changes. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1080 $0.0448 $0.1528
C $0.0660 $0.0448 $0.1108
R $0.0938 $0.0448 $0.1386
R6 $0.1247 $0.0448 $0.1695
Advisor $0.1219 $0.0448 $0.1667
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.53%
Advisor 0.45% 1.28%

Your Fund’s Expenses
Franklin LifeSmart™ 2050 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,118.20 $2.63 $1,022.31 $2.51 0.50%
C $1,000 $1,113.70 $6.55 $1,018.60 $6.26 1.25%
R $1,000 $1,116.80 $3.94 $1,021.08 $3.76 0.75%
R6 $1,000 $1,119.40 $1.08 $1,023.77 $1.03 0.21%
Advisor $1,000 $1,119.30 $1.31 $1,023.55 $1.26 0.25%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2055 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2055
Retirement Target Fund covers the period ended June 30,
2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately eight
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +11.85% cumulative
total return for the six months ended June 30, 2023. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +13.93% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +1.59% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 36 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Thank you for your continued participation in Franklin
LifeSmart
TM
2055 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition
*
6/30/23
% of Total
Net Assets
Domestic Equity 59.3%
Foreign Equity 33.7%
Domestic Fixed Income 3.8%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 2.2%
Top 10 Holdings
6/30/23
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 24.1%
Franklin International Core Equity (IU) Fund 16.3%
Franklin Growth Fund, Class R6 13.5%
Franklin U.S. Equity Index ETF 8.1%
Franklin U.S. Large Cap Multifactor Index ETF 7.5%
ClearBridge Large Cap Value Fund, Class IS 5.3%
Franklin Emerging Market Core Equity (IU) Fund 5.2%
Templeton Foreign Fund, Class R6 3.8%
Templeton Developing Markets Trust, Class R6 3.5%
Franklin International Growth Fund, Class R6 2.5%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
102
.

Performance Summary as of June 30, 2023
Franklin LifeSmart™ 2055 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +11.85% +5.70%
1-Year +14.89% +8.54%
5-Year +41.89% +6.04%
Since Inception (5/1/15) +65.24% +5.61%
Advisor
6-Month +11.94% +11.94%
1-Year +15.12% +15.12%
5-Year +43.43% +7.48%
Since Inception (5/1/15) +68.19% +6.58%
See page 37 for Performance Summary footnotes.

Franklin LifeSmart™ 2055 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. The investment risk of the retirement target Fund changes over time as its asset allocation changes. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0956 $0.0837 $0.1793
C $0.0587 $0.0837 $0.1424
R $0.0835 $0.0837 $0.1672
R6 $0.1104 $0.0837 $0.1941
Advisor $0.1079 $0.0837 $0.1916
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.88%
Advisor 0.45% 1.62%

Your Fund’s Expenses
Franklin LifeSmart™ 2055 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,118.50 $2.60 $1,022.34 $2.48 0.50%
C $1,000 $1,113.90 $6.52 $1,018.62 $6.23 1.24%
R $1,000 $1,117.00 $3.91 $1,021.10 $3.73 0.74%
R6 $1,000 $1,120.30 $1.03 $1,023.82 $0.98 0.20%
Advisor $1,000 $1,119.40 $1.29 $1,023.58 $1.23 0.24%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2060 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2060
Retirement Target Fund covers the period ended June 30,
2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately eight
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +11.59% cumulative
total return for the six months ended June 30, 2023. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +13.93% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +1.59% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 40 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Thank you for your continued participation in Franklin
LifeSmart™ 2060 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition
*
6/30/23
% of Total
Net Assets
Domestic Equity 58.2%
Foreign Equity 33.0%
Domestic Fixed Income 3.9%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 3.9%
Top 10 Holdings
6/30/23
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 23.7%
Franklin International Core Equity (IU) Fund 15.9%
Franklin Growth Fund, Class R6 13.4%
Franklin U.S. Equity Index ETF 7.9%
Franklin U.S. Large Cap Multifactor Index ETF 7.3%
ClearBridge Large Cap Value Fund, Class IS 5.3%
Franklin Emerging Market Core Equity (IU) Fund 5.1%
Templeton Foreign Fund, Class R6 3.8%
Templeton Developing Markets Trust, Class R6 3.5%
Franklin International Growth Fund, Class R6 2.5%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
108
.

Performance Summary as of June 30, 2023
Franklin LifeSmart™ 2060 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
6-Month +11.59% +5.49%
1-Year +14.47% +8.20%
Since Inception (1/29/21) +8.70% +1.13%
Advisor
6-Month +11.58% +11.58%
1-Year +14.60% +14.60%
Since Inception (1/29/21) +8.88% +3.58%
See page 41 for Performance Summary footnotes.

Franklin LifeSmart™ 2060 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. The investment risk of the retirement target fund changes over time as its asset allocation changes. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0771 $0.0339 $0.1110
C $0.0513 $0.0339 $0.0852
R $0.0661 $0.0339 $0.1000
R6 $0.0888 $0.0339 $0.1227
Advisor $0.0865 $0.0339 $0.1204
Total Annual Operating Expenses
4
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 7.91%
Advisor 0.45% 7.63%

Your Fund’s Expenses
Franklin LifeSmart™ 2060 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period for Hypothetical expenses. Non-recurring expenses are not annualized.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,115.90 $2.61 $1,022.33 $2.49 0.50%
C $1,000 $1,110.90 $6.52 $1,018.61 $6.24 1.25%
R $1,000 $1,113.50 $3.92 $1,021.08 $3.75 0.75%
R6 $1,000 $1,116.90 $1.04 $1,023.81 $1.00 0.20%
Advisor $1,000 $1,115.80 $1.31 $1,023.56 $1.25 0.25%

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.59 $11.50 $11.62 $11.15 $10.35 $11.06
Income from investment operations
a
:
Net investment income
b,c
............ 0.25 0.53 0.36 0.39 0.43 0.50
Net realized and unrealized gains (losses) 0.31 (1.88) 0.25 0.52 0.79 (0.77)
Total from investment operations ........ 0.56 (1.35) 0.61 0.91 1.22 (0.27)
Less distributions from:
Net investment income .............. (0.20) (0.47) (0.43) (0.44) (0.42) (0.44)
Net realized gains ................. — (0.09) (0.30) — — —
Total distributions ................... (0.20) (0.56) (0.73) (0.44) (0.42) (0.44)
Net asset value, end of period .......... $9.95 $9.59 $11.50 $11.62 $11.15 $10.35
Total return
d
....................... 5.90% (11.83)% 5.41% 8.40% 11.93% (2.48)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.08% 0.98% 0.95% 0.94% 0.95% 0.90%
Expenses net of waiver and payments by
affiliates
f,g
......................... 0.30% 0.30% 0.30% 0.30% 0.30% 0.30%
Net investment income
c
............... 5.06% 5.20% 3.05% 3.56% 3.91% 4.63%
Supplemental data
Net assets, end of period (000’s) ........ $37,922 $36,999 $46,058 $40,343 $34,363 $31,461
Portfolio turnover rate ................ 18.88% 35.25% 121.26% 51.13% 82.72% 46.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.48 $11.36 $11.48 $11.01 $10.23 $10.92
Income from investment operations
a
:
Net investment income
b,c
............ 0.21 0.44 0.25 0.30 0.34 0.42
Net realized and unrealized gains (losses) 0.31 (1.86) 0.27 0.52 0.78 (0.76)
Total from investment operations ........ 0.52 (1.42) 0.52 0.82 1.12 (0.34)
Less distributions from:
Net investment income .............. (0.16) (0.37) (0.34) (0.35) (0.34) (0.35)
Net realized gains ................. — (0.09) (0.30) — — —
Total distributions ................... (0.16) (0.46) (0.64) (0.35) (0.34) (0.35)
Net asset value, end of period .......... $9.84 $9.48 $11.36 $11.48 $11.01 $10.23
Total return
d
....................... 5.56% (12.53)% 4.56% 7.62% 11.14% (3.29)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.82% 1.73% 1.70% 1.69% 1.69% 1.65%
Expenses net of waiver and payments by
affiliates
f ,g
......................... 1.05% 1.05% 1.05% 1.05% 1.04% 1.05%
Net investment income
c
............... 4.26% 4.29% 2.20% 2.80% 3.17% 3.88%
Supplemental data
Net assets, end of period (000’s) ........ $3,445 $4,145 $6,803 $9,355 $10,568 $11,796
Portfolio turnover rate ................ 18.88% 35.25% 121.26% 51.13% 82.72% 46.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.56 $11.47 $11.59 $11.11 $10.31 $11.01
Income from investment operations
a
:
Net investment income
b ,c
............ 0.23 0.50 0.33 0.37 0.40 0.48
Net realized and unrealized gains (losses) 0.32 (1.88) 0.26 0.52 0.79 (0.77)
Total from investment operations ........ 0.55 (1.38) 0.59 0.89 1.19 (0.29)
Less distributions from:
Net investment income .............. (0.19) (0.44) (0.41) (0.41) (0.39) (0.41)
Net realized gains ................. — (0.09) (0.30) — — —
Total distributions ................... (0.19) (0.53) (0.71) (0.41) (0.39) (0.41)
Net asset value, end of period .......... $9.92 $9.56 $11.47 $11.59 $11.11 $10.31
Total return
d
....................... 5.79% (12.03)% 5.15% 8.22% 11.69% (2.67)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.31% 1.23% 1.19% 1.11% 1.16% 1.11%
Expenses net of waiver and payments by
affiliates
f ,g
......................... 0.55% 0.55% 0.54% 0.47% 0.51% 0.51%
Net investment income
c
............... 4.80% 4.96% 2.80% 3.39% 3.70% 4.42%
Supplemental data
Net assets, end of period (000’s) ........ $1,555 $1,748 $2,197 $2,108 $2,336 $2,876
Portfolio turnover rate ................ 18.88% 35.25% 121.26% 51.13% 82.72% 46.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.64 $11.55 $11.67 $11.20 $10.40 $11.11
Income from investment operations
a
:
Net investment income
b ,c
............ 0.26 0.55 0.34 0.43 0.47 0.54
Net realized and unrealized gains (losses) 0.32 (1.87) 0.31 0.52 0.78 (0.78)
Total from investment operations ........ 0.58 (1.32) 0.65 0.95 1.25 (0.24)
Less distributions from:
Net investment income .............. (0.22) (0.50) (0.47) (0.48) (0.45) (0.47)
Net realized gains ................. — (0.09) (0.30) — — —
Total distributions ................... (0.22) (0.59) (0.77) (0.48) (0.45) (0.47)
Net asset value, end of period .......... $10.00 $9.64 $11.55 $11.67 $11.20 $10.40
Total return
d
....................... 6.14% (11.56)% 5.63% 8.81% 12.20% (2.16)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.87% 0.64% 0.57% 0.58% 0.59% 0.54%
Expenses net of waiver and payments by
affiliates
f ,g
......................... —% —% —% —% —% —%
Net investment income
c
............... 5.37% 5.43% 2.88% 3.84% 4.21% 4.93%
Supplemental data
Net assets, end of period (000’s) ........ $71 $67 $56 $4,092 $2,043 $1,798
Portfolio turnover rate ................ 18.88% 35.25% 121.26% 51.13% 82.72% 46.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.63 $11.55 $11.66 $11.19 $10.39 $11.10
Income from investment operations
a
:
Net investment income
b ,c
............ 0.26 0.56 0.39 0.42 0.46 0.53
Net realized and unrealized gains (losses) 0.31 (1.89) 0.26 0.52 0.79 (0.77)
Total from investment operations ........ 0.57 (1.33) 0.65 0.94 1.25 (0.24)
Less distributions from:
Net investment income .............. (0.21) (0.50) (0.46) (0.47) (0.45) (0.47)
Net realized gains ................. — (0.09) (0.30) — — —
Total distributions ................... (0.21) (0.59) (0.76) (0.47) (0.45) (0.47)
Net asset value, end of period .......... $9.99 $9.63 $11.55 $11.66 $11.19 $10.39
Total return
d
....................... 6.12% (11.62)% 5.58% 8.75% 12.16% (2.21)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.82% 0.73% 0.70% 0.69% 0.70% 0.65%
Expenses net of waiver and payments by
affiliates
f ,g
......................... 0.05% 0.05% 0.05% 0.05% 0.05% 0.05%
Net investment income
c
............... 5.33% 5.45% 3.34% 3.83% 4.16% 4.88%
Supplemental data
Net assets, end of period (000’s) ........ $2,516 $2,414 $2,837 $2,021 $1,875 $1,409
Portfolio turnover rate ................ 18.88% 35.25% 121.26% 51.13% 82.72% 46.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year,
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2023
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
See Abbreviations on page 155 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
92.6%
Domestic Equity 28.9%
a
ClearBridge Tactical Dividend Income Fund, Class IS ........................ 251,517 $ 5,080,643
a
Franklin U.S. Core Equity (IU) Fund ..................................... 75,507 1,011,796
JPMorgan Equity Premium Income ETF .................................. 87,650 4,849,674
JPMorgan Nasdaq Equity Premium Income ETF ............................ 45,375 2,194,789
13,136,902
Domestic Fixed Income 53.5%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 247,385 2,236,362
a
Franklin Investment Grade Corporate ETF ................................. 123,629 2,623,407
a
Franklin U.S. Core Bond ETF .......................................... 242,169 5,182,417
a
Franklin U.S. Government Securities Fund, Class R6 ........................ 599,512 3,063,504
a
Western Asset Income Fund, Class IS .................................... 1,283,449 6,455,747
a
Western Asset Short Duration High Income Fund, Class I ..................... 1,011,687 4,785,277
24,346,714
Foreign Equity 5.8%
iShares International Select Dividend ETF ................................. 47,329 1,246,173
a
Templeton Developing Markets Trust, Class R6 ............................. 26,400 469,661
a
Templeton Foreign Fund, Class R6 ...................................... 125,126 948,456
2,664,290
Foreign Fixed Income 4.4%
a
Franklin High Yield Corporate ETF ...................................... 88,280 2,009,253
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$45,637,079) ................................................................
42,157,159
Units
a a a a
b
Index-Linked Notes 5.0%
Capital Markets 5.0%
c,d,e
UBS AG into S&P 500 Index, Senior Note, 144A, 7.6%, 5/07/24 ................. 2,223 2,265,738
Total Index-Linked Notes (Cost $2,099,913) .....................................
2,265,738
Total Long Term Investments (Cost $47,736,992) ................................
44,422,897
a
a a a a
Short Term Investments 2.2%
Shares
a
Money Market Funds 2.2%
a,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .................. 1,013,050 1,013,050
Total Money Market Funds (Cost $1,013,050) ...................................
1,013,050
Total Short Term Investments (Cost $1,013,050 ) .................................
1,013,050
a
Total Investments (Cost $48,750,042) 99.8% ....................................
$45,435,947
Other Assets, less Liabilities 0.2% .............................................
73,540
Net Assets 100.0% ...........................................................
$45,509,487

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
See Note 1(c) regarding index-linked notes.
c
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
d
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the value of this security was
$2,265,738, representing 5.0% of net assets.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
50
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.58 $13.00 $12.99 $12.17 $11.00 $11.76
Income from investment operations
a
:
Net investment income
b ,c
............ 0.09 0.25 0.22 0.19 0.29 0.35
Net realized and unrealized gains (losses) 0.65 (2.27) 1.02 0.89 1.18 (0.79)
Total from investment operations ........ 0.74 (2.02) 1.24 1.08 1.47 (0.44)
Less distributions from:
Net investment income .............. (0.19) (0.16) (0.34) (0.26) (0.30) (0.32)
Net realized gains ................. — (0.24) (0.89) — — —
Total distributions ................... (0.19) (0.40) (1.23) (0.26) (0.30) (0.32)
Net asset value, end of period .......... $11.13 $10.58 $13.00 $12.99 $12.17 $11.00
Total return
d
....................... 7.03% (15.58)% 9.62% 9.06% 13.43% (3.78)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.15% 0.98% 0.98% 0.98% 0.97% 0.94%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.48%
g
0.47%
g
0.46% 0.47%
g
0.35% 0.30%
Net investment income
c
............... 1.69% 2.19% 1.63% 1.61% 2.47% 2.92%
Supplemental data
Net assets, end of period (000’s) ........ $27,379 $27,491 $36,698 $30,265 $27,016 $24,108
Portfolio turnover rate ................ 5.95% 35.46% 79.95% 68.93% 120.35% 57.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.50 $12.91 $12.91 $12.09 $10.93 $11.69
Income from investment operations
a
:
Net investment income
b ,c
............ 0.05 0.15 0.11 0.10 0.20 0.24
Net realized and unrealized gains (losses) 0.64 (2.24) 1.02 0.89 1.17 (0.76)
Total from investment operations ........ 0.69 (2.09) 1.13 0.99 1.37 (0.52)
Less distributions from:
Net investment income .............. (0.15) (0.08) (0.24) (0.17) (0.21) (0.24)
Net realized gains ................. — (0.24) (0.89) — — —
Total distributions ................... (0.15) (0.32) (1.13) (0.17) (0.21) (0.24)
Net asset value, end of period .......... $11.04 $10.50 $12.91 $12.91 $12.09 $10.93
Total return
d
....................... 6.61% (16.23)% 8.85% 8.29% 12.59% (4.53)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.90% 1.73% 1.72% 1.73% 1.72% 1.69%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.23%
g
1.22%
g
1.21% 1.22%
g
1.10% 1.05%
Net investment income
c
............... 0.93% 1.36% 0.79% 0.85% 1.72% 2.17%
Supplemental data
Net assets, end of period (000’s) ........ $3,730 $3,796 $6,235 $7,118 $6,811 $6,364
Portfolio turnover rate ................ 5.95% 35.46% 79.95% 68.93% 120.35% 57.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.57 $13.00 $12.98 $12.16 $10.99 $11.75
Income from investment operations
a
:
Net investment income
b ,c
............ 0.08 0.23 0.17 0.16 0.26 0.29
Net realized and unrealized gains (losses) 0.66 (2.29) 1.03 0.89 1.17 (0.76)
Total from investment operations ........ 0.74 (2.06) 1.20 1.05 1.43 (0.47)
Less distributions from:
Net investment income .............. (0.18) (0.13) (0.29) (0.23) (0.26) (0.29)
Net realized gains ................. — (0.24) (0.89) — — —
Total distributions ................... (0.18) (0.37) (1.18) (0.23) (0.26) (0.29)
Net asset value, end of period .......... $11.13 $10.57 $13.00 $12.98 $12.16 $10.99
Total return
d
....................... 7.01% (15.86)% 9.37% 8.79% 13.25% (4.14)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.40% 1.23% 1.22% 1.23% 1.22% 1.19%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.73%
g
0.72%
g
0.71% 0.72%
g
0.60% 0.55%
Net investment income
c
............... 1.44% 2.01% 1.23% 1.35% 2.22% 2.67%
Supplemental data
Net assets, end of period (000’s) ........ $671 $650 $758 $786 $745 $767
Portfolio turnover rate ................ 5.95% 35.46% 79.95% 68.93% 120.35% 57.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.86 $13.04 $13.03 $12.20 $11.02 $11.79
Income from investment operations
a
:
Net investment income
b ,c
............ 0.15 0.29 0.19 0.22 0.32 0.37
Net realized and unrealized gains (losses) 0.64 (2.29) 1.09 0.90 1.19 (0.78)
Total from investment operations ........ 0.79 (2.00) 1.28 1.12 1.51 (0.41)
Less distributions from:
Net investment income .............. (0.21) (0.19) (0.38) (0.29) (0.33) (0.36)
Net realized gains ................. — (0.24) (0.89) — — —
Total distributions ................... (0.21) (0.43) (1.27) (0.29) (0.33) (0.36)
Capital contributions ................. — 0.25 — — — —
Net asset value, end of period .......... $11.44 $10.86 $13.04 $13.03 $12.20 $11.02
Total return
d
....................... 7.27% (13.38)%
e
9.93% 9.45% 13.83% (3.57)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.33% 1.31% 0.59% 0.62% 0.60% 0.58%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.18%
h
0.16%
h
0.16% 0.16%
h
0.05% —%
Net investment income
c
............... 2.66% 2.54% 1.40% 1.83% 2.77% 3.22%
Supplemental data
Net assets, end of period (000’s) ........ $40 $4 $5 $4,855 $7,429 $8,562
Portfolio turnover rate ................ 5.95% 35.46% 79.95% 68.93% 120.35% 57.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (15.38)%. See Note 2.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.62 $13.05 $13.03 $12.20 $11.03 $11.79
Income from investment operations
a
:
Net investment income
b ,c
............ 0.11 0.28 0.26 0.22 0.32 0.35
Net realized and unrealized gains (losses) 0.64 (2.28) 1.02 0.90 1.17 (0.76)
Total from investment operations ........ 0.75 (2.00) 1.28 1.12 1.49 (0.41)
Less distributions from:
Net investment income .............. (0.20) (0.19) (0.37) (0.29) (0.32) (0.35)
Net realized gains ................. — (0.24) (0.89) — — —
Total distributions ................... (0.20) (0.43) (1.26) (0.29) (0.32) (0.35)
Net asset value, end of period .......... $11.17 $10.62 $13.05 $13.03 $12.20 $11.03
Total return
d
....................... 7.13% (15.37)% 9.95% 9.39% 13.77% (3.62)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.91% 0.73% 0.73% 0.73% 0.72% 0.69%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.23%
g
0.22%
g
0.21% 0.21%
g
0.10% 0.05%
Net investment income
c
............... 1.98% 2.44% 1.88% 1.80% 2.72% 3.17%
Supplemental data
Net assets, end of period (000’s) ........ $748 $620 $826 $685 $745 $637
Portfolio turnover rate ................ 5.95% 35.46% 79.95% 68.93% 120.35% 57.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2023
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 14,835 $ 324,143
Domestic Equity 29.8%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 22,613 866,081
a
Franklin Growth Fund, Class R6 ........................................ 17,939 2,186,747
a
Franklin U.S. Core Equity (IU) Fund ..................................... 362,729 4,860,573
a
Franklin U.S. Equity Index ETF ......................................... 12,425 482,189
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 25,778 1,154,081
iShares MSCI USA Quality Factor ETF ................................... 975 131,498
9,681,169
Domestic Fixed Income 46.5%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 116,407 1,052,318
a
Franklin Investment Grade Corporate ETF ................................. 34,178 725,257
a
Franklin U.S. Core Bond ETF .......................................... 263,438 5,637,573
a
Franklin U.S. Treasury Bond ETF ....................................... 76,223 1,583,266
iShares Floating Rate Bond ETF ........................................ 14,450 734,349
Schwab U.S. TIPS ETF ............................................... 21,879 1,147,116
a
Western Asset Core Plus Bond Fund, Class IS ............................. 341,073 3,226,553
a
Western Asset Short-Term Bond Fund, Class IS ............................ 288,067 1,037,042
15,143,474
Foreign Equity 16.8%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 91,740 858,686
a
Franklin International Core Equity (IU) Fund ............................... 236,471 2,643,742
a,b
Franklin International Growth Fund, Class R6 .............................. 24,578 401,363
iShares Core MSCI EAFE ETF ......................................... 5,879 396,833
a
Templeton Developing Markets Trust, Class R6 ............................. 32,298 574,579
a
Templeton Foreign Fund, Class R6 ...................................... 81,533 618,023
5,493,226
Foreign Fixed Income 4.0%
a
Franklin High Yield Corporate ETF ...................................... 25,838 588,073
a
Franklin International Aggregate Bond ETF ................................ 35,871 706,300
1,294,373
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$31,279,637) ................................................................
31,936,385
a a a a
Short Term Investments 2.0%
a
Money Market Funds 2.0%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .................. 636,019 636,019
Total Money Market Funds (Cost $636,019) .....................................
636,019
Total Short Term Investments (Cost $636,019 ) ..................................
636,019
a
Total Investments (Cost $31,915,656) 100.1% ...................................
$32,572,404
Other Assets, less Liabilities (0.1)% ...........................................
(5,428)
Net Assets 100.0% ...........................................................
$32,566,976
See Abbreviations on page 155 .

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.04 $13.67 $13.80 $12.98 $11.52 $12.97
Income from investment operations
a
:
Net investment income
b ,c
............ 0.09 0.23 0.23 0.20 0.27 0.32
Net realized and unrealized gains (losses) 0.79 (2.43) 1.31 1.08 1.66 (1.02)
Total from investment operations ........ 0.88 (2.20) 1.54 1.28 1.93 (0.70)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.18) (0.14) (0.37) (0.21) (0.28) (0.33)
Net realized gains ................. (0.01) (0.29) (1.30) (0.25) (0.19) (0.42)
Total distributions ................... (0.1 9) (0.43) (1.67) (0.46) (0.47) (0.75)
Net asset value, end of period .......... $11.73 $11.04 $13.67 $13.80 $12.98 $11.52
Total return
d
....................... 7.93% (16.06)% 11.21% 10.26% 16.85% (5.46)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.79% 0.76% 0.76% 0.77% 0.80% 0.77%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.49% 0.48%
g
0.47% 0.45%
g
0.35% 0.30%
g
Net investment income
c
............... 1.59% 1.97% 1.57% 1.53% 2.15% 2.41%
Supplemental data
Net assets, end of period (000’s) ........ $99,011 $97,043 $118,521 $96,973 $86,084 $76,050
Portfolio turnover rate ................ 7.88% 33.70% 69.35% 66.87% 84.18% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
58
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.81 $13.40 $13.56 $12.76 $11.34 $12.77
Income from investment operations
a
:
Net investment income
b ,c
............ 0.05 0.13 0.10 0.09 0.17 0.20
Net realized and unrealized gains (losses) 0.77 (2.36) 1.30 1.08 1.62 (0.97)
Total from investment operations ........ 0.82 (2.23) 1.40 1.17 1.79 (0.77)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.14) (0.07) (0.26) (0.12) (0.18) (0.24)
Net realized gains ................. (0.01) (0.29) (1.30) (0.25) (0.19) (0.42)
Total distributions ................... (0.15) (0.36) (1.56) (0.37) (0.37) (0.66)
Net asset value, end of period .......... $11.48 $10.81 $13.40 $13.56 $12.76 $11.34
Total return
d
....................... 7.54% (16.66)% 10.40% 9.44% 15.90% (6.12)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.54% 1.51% 1.50% 1.51% 1.55% 1.51%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.24% 1.23%
g
1.21% 1.20%
g
1.10% 1.04%
g
Net investment income
c
............... 0.81% 1.16% 0.70% 0.76% 1.40% 1.67%
Supplemental data
Net assets, end of period (000’s) ........ $11,917 $12,140 $17,778 $21,991 $23,450 $21,907
Portfolio turnover rate ................ 7.88% 33.70% 69.35% 66.87% 84.18% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.00 $13.61 $13.75 $12.93 $11.48 $12.93
Income from investment operations
a
:
Net investment income
b ,c
............ 0.08 0.19 0.18 0.16 0.23 0.26
Net realized and unrealized gains (losses) 0.77 (2.40) 1.31 1.09 1.65 (0.99)
Total from investment operations ........ 0.85 (2.21) 1.49 1.25 1.88 (0.73)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.16) (0.11) (0.33) (0.18) (0.24) (0.30)
Net realized gains ................. (0.01) (0.29) (1.30) (0.25) (0.19) (0.42)
Total distributions ................... (0.17) (0.40) (1.63) (0.43) (0.43) (0.72)
Net asset value, end of period .......... $11.68 $11.00 $13.61 $13.75 $12.93 $11.48
Total return
d
....................... 7.75% (16.21)% 10.89% 10.00% 16.52% (5.73)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.04% 1.01% 1.01% 1.02% 1.05% 1.02%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.74% 0.73%
g
0.72% 0.70%
g
0.60% 0.55%
g
Net investment income
c
............... 1.33% 1.61% 1.26% 1.24% 1.90% 2.16%
Supplemental data
Net assets, end of period (000’s) ........ $2,103 $1,954 $3,069 $3,117 $3,930 $4,510
Portfolio turnover rate ................ 7.88% 33.70% 69.35% 66.87% 84.18% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.09 $13.72 $13.85 $13.02 $11.56 $13.01
Income from investment operations
a
:
Net investment income
b ,c
............ 0.11 0.29 0.19 0.23 0.31 0.34
Net realized and unrealized gains (losses) 0.78 (2.45) 1.39 1.10 1.65 (1.00)
Total from investment operations ........ 0.89 (2.16) 1.58 1.33 1.96 (0.66)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.19) (0.18) (0.41) (0.25) (0.31) (0.37)
Net realized gains ................. (0.01) (0.29) (1.30) (0.25) (0.19) (0.42)
Total distributions ................... (0.20) (0.47) (1.71) (0.50) (0.50) (0.79)
Net asset value, end of period .......... $11.78 $11.09 $13.72 $13.85 $13.02 $11.56
Total return
d
....................... 8.06% (15.71)% 11.49% 10.64% 17.14% (5.15)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.45% 0.38% 0.39% 0.39% 0.41% 0.38%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.19% 0.14%
g
0.15% 0.15%
g
0.05% —%
g
Net investment income
c
............... 1.90% 2.48% 1.34% 1.83% 2.45% 2.71%
Supplemental data
Net assets, end of period (000’s) ........ $721 $670 $544 $16,094 $14,717 $14,228
Portfolio turnover rate ................ 7.88% 33.70% 69.35% 66.87% 84.18% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.08 $13.71 $13.83 $13.01 $11.55 $13.00
Income from investment operations
a
:
Net investment income
b ,c
............ 0.11 0.27 0.26 0.24 0.30 0.33
Net realized and unrealized gains (losses) 0.78 (2.44) 1.32 1.07 1.66 (1.00)
Total from investment operations ........ 0.89 (2.17) 1.58 1.31 1.96 (0.67)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.19) (0.17) (0.40) (0.24) (0.31) (0.36)
Net realized gains ................. (0.01) (0.29) (1.30) (0.25) (0.19) (0.42)
Total distributions ................... (0.20) (0.46) (1.70) (0.49) (0.50) (0.78)
Net asset value, end of period .......... $11.77 $11.08 $13.71 $13.83 $13.01 $11.55
Total return
d
....................... 8.03% (15.79)% 11.53% 10.51% 17.09% (5.20)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.54% 0.51% 0.51% 0.52% 0.55% 0.52%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.24% 0.23%
g
0.22% 0.20%
g
0.10% 0.05%
g
Net investment income
c
............... 1.86% 2.25% 1.80% 1.90% 2.40% 2.66%
Supplemental data
Net assets, end of period (000’s) ........ $2,844 $2,572 $3,055 $2,872 $1,532 $1,449
Portfolio turnover rate ................ 7.88% 33.70% 69.35% 66.87% 84.18% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2023
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.5%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 53,108 $ 1,160,405
Domestic Equity 35.6%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 96,487 3,695,436
a
Franklin Growth Fund, Class R6 ........................................ 76,276 9,298,001
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,557,539 20,871,019
a
Franklin U.S. Equity Index ETF ......................................... 53,100 2,060,705
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 110,361 4,940,862
iShares MSCI USA Quality Factor ETF ................................... 4,250 573,198
41,439,221
Domestic Fixed Income 38.6%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 302,448 2,734,125
a
Franklin Investment Grade Corporate ETF ................................. 102,790 2,181,204
a
Franklin U.S. Core Bond ETF .......................................... 791,558 16,939,341
a
Franklin U.S. Treasury Bond ETF ....................................... 229,088 4,758,501
iShares Floating Rate Bond ETF ........................................ 43,450 2,208,129
Schwab U.S. TIPS ETF ............................................... 65,836 3,451,781
a
Western Asset Core Plus Bond Fund, Class IS ............................. 1,024,578 9,692,504
a
Western Asset Short-Term Bond Fund, Class IS ............................ 892,687 3,213,674
45,179,259
Foreign Equity 20.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 384,582 3,599,686
a
Franklin International Core Equity (IU) Fund ............................... 1,018,307 11,384,674
a,b
Franklin International Growth Fund, Class R6 .............................. 105,217 1,718,201
iShares Core MSCI EAFE ETF ......................................... 25,017 1,688,648
a
Templeton Developing Markets Trust, Class R6 ............................. 136,836 2,434,307
a
Templeton Foreign Fund, Class R6 ...................................... 349,050 2,645,798
23,471,314
Foreign Fixed Income 3.1%
a
Franklin High Yield Corporate ETF ...................................... 77,703 1,768,520
a
Franklin International Aggregate Bond ETF ................................ 93,283 1,836,742
3,605,262
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$107,668,717) ...............................................................
114,855,461
a a a a
Short Term Investments 1.9%
a
Money Market Funds 1.6%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .................. 1,802,665 1,802,665
Total Money Market Funds (Cost $1,802,665) ...................................
1,802,665

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
See Abbreviations on page 155 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.3%
d
Joint Repurchase Agreement, 4.985%, 7/03/23 (Maturity Value $384,365)
BNP Paribas Securities Corp. (Maturity Value $148,638)
Deutsche Bank Securities, Inc. (Maturity Value $87,093)
HSBC Securities (USA), Inc. (Maturity Value $148,634)
Colla teralized by U.S. Government Agency Securities, 0.63% - 7.5%, 6/15/24 -
11/15/57; and U.S. Treasury Notes, 0.38% - 2.5%, 5/31/24 - 4/30/25 (valued at
$391,872) ....................................................... $ 384,205 $ 384,205
Total Repurchase Agreements (Cost $384,205) ..................................
384,205
Total Short Term Investments (Cost $2,186,870 ) .................................
2,186,870
a
Total Investments (Cost $109,855,587) 100.4% ..................................
$117,042,331
Other Assets, less Liabilities (0.4)% ...........................................
(446,025)
Net Assets 100.0% ...........................................................
$116,596,306
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2030 Retirement Target Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
64
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.42 $14.21 $14.40 $13.28 $11.50 $12.70
Income from investment operations
a
:
Net investment income
b ,c
............ 0.09 0.22 0.24 0.19 0.25 0.29
Net realized and unrealized gains (losses) 0.91 (2.58) 1.61 1.29 1.90 (1.09)
Total from investment operations ........ 1.00 (2.36) 1.85 1.48 2.15 (0.80)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.16) (0.13) (0.41) (0.22) (0.23) (0.32)
Net realized gains ................. — (0.30) (1.63) (0.14) (0.14) (0.08)
Total distributions ................... (0.16) (0.43) (2.04) (0.36) (0.37) (0.40)
Net asset value, end of period .......... $12.26 $11.42 $14.21 $14.40 $13.28 $11.50
Total return
d
....................... 8.80% (16.57)% 12.91% 11.52% 18.80% (6.32)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.97% 0.94% 0.93% 0.95% 1.02% 0.98%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.50%
g
0.48%
g
0.46% 0.44%
g
0.34%
g
0.30%
g
Net investment income
c
............... 1.48% 1.78% 1.57% 1.46% 1.96% 2.24%
Supplemental data
Net assets, end of period (000’s) ........ $48,446 $44,099 $49,835 $34,019 $27,248 $22,447
Portfolio turnover rate ................ 9.83% 48.44% 82.69% 67.25% 93.46% 47.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
65
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.23 $14.00 $14.22 $13.13 $11.37 $12.56
Income from investment operations
a
:
Net investment income
b ,c
............ 0.04 0.12 0.11 0.09 0.15 0.18
Net realized and unrealized gains (losses) 0.90 (2.53) 1.61 1.27 1.89 (1.06)
Total from investment operations ........ 0.94 (2.41) 1.72 1.36 2.04 (0.88)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.12) (0.06) (0.31) (0.13) (0.14) (0.23)
Net realized gains ................. — (0.30) (1.63) (0.14) (0.14) (0.08)
Total distributions ................... (0.12) (0.36) (1.94) (0.27) (0.28) (0.31)
Net asset value, end of period .......... $12.05 $11.23 $14.00 $14.22 $13.13 $11.37
Total return
d
....................... 8.40% (17.18)% 12.13% 10.60% 17.98% (7.02)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.72% 1.69% 1.68% 1.70% 1.77% 1.73%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.25%
g
1.23%
g
1.21% 1.19%
g
1.09%
g
1.05%
g
Net investment income
c
............... 0.70% 0.99% 0.74% 0.71% 1.21% 1.49%
Supplemental data
Net assets, end of period (000’s) ........ $10,178 $9,642 $12,281 $10,937 $9,146 $7,460
Portfolio turnover rate ................ 9.83% 48.44% 82.69% 67.25% 93.46% 47.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
66
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.39 $14.19 $14.38 $13.27 $11.48 $12.68
Income from investment operations
a
:
Net investment income
b ,c
............ 0.07 0.18 0.20 0.15 0.22 0.23
Net realized and unrealized gains (losses) 0.92 (2.58) 1.61 1.29 1.91 (1.06)
Total from investment operations ........ 0.99 (2.40) 1.81 1.44 2.13 (0.83)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.15) (0.10) (0.37) (0.19) (0.20) (0.29)
Net realized gains ................. — (0.30) (1.63) (0.14) (0.14) (0.08)
Total distributions ................... (0.15) (0.40) (2.00) (0.33) (0.34) (0.37)
Net asset value, end of period .......... $12.23 $11.39 $14.19 $14.38 $13.27 $11.48
Total return
d
....................... 8.70% (16.84)% 12.65% 11.17% 18.64% (6.59)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.22% 1.19% 1.18% 1.20% 1.27% 1.23%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.75%
g
0.74%
g
0.71% 0.69%
g
0.59%
g
0.55%
g
Net investment income
c
............... 1.18% 1.51% 1.29% 1.19% 1.71% 1.99%
Supplemental data
Net assets, end of period (000’s) ........ $1,295 $1,295 $1,512 $1,186 $1,058 $816
Portfolio turnover rate ................ 9.83% 48.44% 82.69% 67.25% 93.46% 47.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
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67
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.57 $14.28 $14.46 $13.34 $11.54 $12.74
Income from investment operations
a
:
Net investment income
b ,c
............ 0.11 0.36 0.18 0.23 0.29 0.32
Net realized and unrealized gains (losses) 0.93 (2.67) 1.72 1.29 1.92 (1.08)
Total from investment operations ........ 1.04 (2.31) 1.90 1.52 2.21 (0.76)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.18) (0.16) (0.45) (0.26) (0.27) (0.36)
Net realized gains ................. — (0.30) (1.63) (0.14) (0.14) (0.08)
Total distributions ................... (0.18) (0.46) (2.08) (0.40) (0.41) (0.44)
Capital contributions ................. — 0.06 — — — —
Net asset value, end of period .......... $12.43 $11.57 $14.28 $14.46 $13.34 $11.54
Total return
d
....................... 9.01% (15.68)%
e
13.24% 11.80% 19.26% (6.02)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.91% 1.18% 0.45% 0.50% 0.53% 0.52%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.20%
h
0.15%
h
0.15% 0.15%
h
0.04%
h
—%
h
Net investment income
c
............... 1.85% 3.02% 1.20% 1.72% 2.26% 2.54%
Supplemental data
Net assets, end of period (000’s) ........ $86 $51 $40 $23,717 $22,064 $18,389
Portfolio turnover rate ................ 9.83% 48.44% 82.69% 67.25% 93.46% 47.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (16.08)%. See Note 2.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
68
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.48 $14.27 $14.44 $13.33 $11.53 $12.73
Income from investment operations
a
:
Net investment income
b ,c
............ 0.10 0.25 0.28 0.23 0.28 0.31
Net realized and unrealized gains (losses) 0.93 (2.59) 1.62 1.28 1.92 (1.08)
Total from investment operations ........ 1.03 (2.34) 1.90 1.51 2.20 (0.77)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.18) (0.15) (0.44) (0.26) (0.26) (0.35)
Net realized gains ................. — (0.30) (1.63) (0.14) (0.14) (0.08)
Total distributions ................... (0.18) (0.45) (2.07) (0.40) (0.40) (0.43)
Net asset value, end of period .......... $12.33 $11.48 $14.27 $14.44 $13.33 $11.53
Total return
d
....................... 8.97% (16.34)% 13.28% 11.68% 19.22% (6.08)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.71% 0.69% 0.68% 0.70% 0.77% 0.73%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.25%
g
0.23%
g
0.21% 0.19%
g
0.09%
g
0.05%
g
Net investment income
c
............... 1.70% 2.05% 1.81% 1.74% 2.21% 2.49%
Supplemental data
Net assets, end of period (000’s) ........ $1,707 $1,770 $1,937 $1,546 $997 $785
Portfolio turnover rate ................ 9.83% 48.44% 82.69% 67.25% 93.46% 47.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2023
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
See Abbreviations on page 155 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 27,836 $ 608,214
Domestic Equity 40.9%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 58,896 2,255,721
a
Franklin Growth Fund, Class R6 ........................................ 46,629 5,684,024
a
Franklin U.S. Core Equity (IU) Fund ..................................... 948,576 12,710,917
a
Franklin U.S. Equity Index ETF ......................................... 32,325 1,254,469
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 67,276 3,011,947
iShares MSCI USA Quality Factor ETF ................................... 2,575 347,290
25,264,368
Domestic Fixed Income 30.6%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 119,040 1,076,123
a
Franklin Investment Grade Corporate ETF ................................. 42,992 912,290
a
Franklin U.S. Core Bond ETF .......................................... 331,304 7,089,906
a
Franklin U.S. Treasury Bond ETF ....................................... 95,811 1,990,138
iShares Floating Rate Bond ETF ........................................ 18,175 923,653
Schwab U.S. TIPS ETF ............................................... 27,574 1,445,705
a
Western Asset Core Plus Bond Fund, Class IS ............................. 428,932 4,057,697
a
Western Asset Short-Term Bond Fund, Class IS ............................ 390,359 1,405,292
18,900,804
Foreign Equity 23.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 235,365 2,203,016
a
Franklin International Core Equity (IU) Fund ............................... 619,662 6,927,822
a,b
Franklin International Growth Fund, Class R6 .............................. 64,170 1,047,902
iShares Core MSCI EAFE ETF ......................................... 15,253 1,029,577
a
Templeton Developing Markets Trust, Class R6 ............................. 83,762 1,490,129
a
Templeton Foreign Fund, Class R6 ...................................... 212,874 1,613,588
14,312,034
Foreign Fixed Income 2.4%
a
Franklin High Yield Corporate ETF ...................................... 32,458 738,744
a
Franklin International Aggregate Bond ETF ................................ 36,700 722,623
1,461,367
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$55,165,562) ................................................................
60,546,787
a a a a
Short Term Investments 1.9%
a
Money Market Funds 1.9%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .................. 1,178,656 1,178,656
Total Money Market Funds (Cost $1,178,656) ...................................
1,178,656
Total Short Term Investments (Cost $1,178,656 ) .................................
1,178,656
a
Total Investments (Cost $56,344,218) 100.0% ...................................
$61,725,443
Other Assets, less Liabilities (0.0)%
†
...........................................
(13,811)
Net Assets 100.0% ...........................................................
$61,711,632

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
70
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2035 Retirement Target Fund
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71
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.75 $14.67 $15.18 $13.94 $12.03 $13.70
Income from investment operations
a
:
Net investment income
b ,c
............ 0.08 0.20 0.24 0.19 0.24 0.29
Net realized and unrealized gains (losses) 1.05 (2.66) 1.90 1.61 2.19 (1.21)
Total from investment operations ........ 1.13 (2.46) 2.14 1.80 2.43 (0.92)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.15) (0.11) (0.42) (0.20) (0.24) (0.30)
Net realized gains ................. (0.04) (0.35) (2.23) (0.36) (0.28) (0.45)
Total distributions ................... (0.19) (0.46) (2.65) (0.56) (0.52) (0.75)
Net asset value, end of period .......... $12.69 $11.75 $14.67 $15.18 $13.94 $12.03
Total return
d
....................... 9.64% (16.69)% 14.20% 13.44% 20.36% (6.87)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.84% 0.77% 0.81% 0.81% 0.86% 0.81%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.50% 0.49%
g
0.47% 0.43%
g
0.34% 0.30%
g
Net investment income
c
............... 1.35% 1.60% 1.45% 1.38% 1.81% 2.04%
Supplemental data
Net assets, end of period (000’s) ........ $100,669 $91,064 $104,174 $84,029 $72,425 $60,087
Portfolio turnover rate ................ 9.09% 29.56% 69.46% 47.82% 79.04% 47.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
72
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.36 $14.23 $14.79 $13.60 $11.75 $13.40
Income from investment operations
a
:
Net investment income
b ,c
............ 0.03 0.10 0.09 0.08 0.14 0.16
Net realized and unrealized gains (losses) 1.02 (2.57) 1.88 1.58 2.13 (1.16)
Total from investment operations ........ 1.05 (2.47) 1.97 1.66 2.27 (1.00)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.11) (0.05) (0.30) (0.11) (0.14) (0.20)
Net realized gains ................. (0.04) (0.35) (2.23) (0.36) (0.28) (0.45)
Total distributions ................... (0.15) (0.40) (2.53) (0.47) (0.42) (0.65)
Net asset value, end of period .......... $12.26 $11.36 $14.23 $14.79 $13.60 $11.75
Total return
d
....................... 9.25% (17.36)% 13.36% 12.62% 19.46% (7.58)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.59% 1.53% 1.55% 1.56% 1.61% 1.56%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.25% 1.24%
g
1.21% 1.18%
g
1.09% 1.05%
g
Net investment income
c
............... 0.58% 0.81% 0.60% 0.60% 1.06% 1.29%
Supplemental data
Net assets, end of period (000’s) ........ $15,391 $14,549 $18,502 $21,329 $21,115 $18,350
Portfolio turnover rate ................ 9.09% 29.56% 69.46% 47.82% 79.04% 47.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
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73
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.73 $14.66 $15.17 $13.92 $12.01 $13.69
Income from investment operations
a
:
Net investment income
b ,c
............ 0.07 0.17 0.18 0.15 0.20 0.24
Net realized and unrealized gains (losses) 1.05 (2.66) 1.91 1.63 2.20 (1.20)
Total from investment operations ........ 1.12 (2.49) 2.09 1.78 2.40 (0.96)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.14) (0.09) (0.37) (0.17) (0.21) (0.27)
Net realized gains ................. (0.04) (0.35) (2.23) (0.36) (0.28) (0.45)
Total distributions ................... (0.18) (0.44) (2.60) (0.53) (0.49) (0.72)
Net asset value, end of period .......... $12.67 $11.73 $14.66 $15.17 $13.92 $12.01
Total return
d
....................... 9.53% (16.93)% 13.87% 13.23% 20.10% (7.18)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.09% 1.02% 1.05% 1.05% 1.10% 1.05%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.75% 0.74%
g
0.71% 0.68%
g
0.58% 0.54%
g
Net investment income
c
............... 1.09% 1.38% 1.08% 1.07% 1.57% 1.80%
Supplemental data
Net assets, end of period (000’s) ........ $4,037 $3,881 $4,113 $4,530 $4,966 $4,762
Portfolio turnover rate ................ 9.09% 29.56% 69.46% 47.82% 79.04% 47.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
74
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.88 $14.81 $15.31 $14.05 $12.12 $13.80
Income from investment operations
a
:
Net investment income
b ,c
............ 0.10 0.25 0.18 0.23 0.29 0.31
Net realized and unrealized gains (losses) 1.06 (2.68) 2.02 1.63 2.20 (1.20)
Total from investment operations ........ 1.16 (2.43) 2.20 1.86 2.49 (0.89)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.17) (0.15) (0.47) (0.24) (0.28) (0.34)
Net realized gains ................. (0.04) (0.35) (2.23) (0.36) (0.28) (0.45)
Total distributions ................... (0.21) (0.50) (2.70) (0.60) (0.56) (0.79)
Net asset value, end of period .......... $12.83 $11.88 $14.81 $15.31 $14.05 $12.12
Total return
d
....................... 9.77% (16.38)% 14.46% 13.82% 20.73% (6.63)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.85% 0.79% 0.38% 0.40% 0.41% 0.39%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.20% 0.15%
g
0.14% 0.13%
g
0.04% —%
g
Net investment income
c
............... 1.66% 1.98% 1.10% 1.66% 2.11% 2.34%
Supplemental data
Net assets, end of period (000’s) ........ $107 $91 $93 $30,069 $28,513 $22,207
Portfolio turnover rate ................ 9.09% 29.56% 69.46% 47.82% 79.04% 47.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
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75
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.89 $14.84 $15.33 $14.07 $12.13 $13.81
Income from investment operations
a
:
Net investment income
b,c
............ 0.10 0.23 0.27 0.23 0.28 0.32
Net realized and unrealized gains (losses) 1.07 (2.69) 1.93 1.63 2.21 (1.22)
Total from investment operations ........ 1.17 (2.46) 2.20 1.86 2.49 (0.90)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.17) (0.14) (0.46) (0.24) (0.27) (0.33)
Net realized gains ................. (0.04) (0.35) (2.23) (0.36) (0.28) (0.45)
Total distributions ................... (0.21) (0.49) (2.69) (0.60) (0.55) (0.78)
Net asset value, end of period .......... $12.85 $11.89 $14.84 $15.33 $14.07 $12.13
Total return
d
....................... 9.82% (16.54)% 14.46% 13.75% 20.73% (6.67)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.59% 0.52% 0.56% 0.56% 0.61% 0.56%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.25% 0.24%
g
0.21% 0.18%
g
0.09% 0.05%
g
Net investment income
c
............... 1.60% 1.85% 1.67% 1.67% 2.06% 2.29%
Supplemental data
Net assets, end of period (000’s) ........ $3,673 $3,496 $3,911 $3,438 $2,145 $1,723
Portfolio turnover rate ................ 9.09% 29.56% 69.46% 47.82% 79.04% 47.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2023
Franklin LifeSmart™ 2035 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 55,700 $ 1,217,039
Domestic Equity 46.2%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 133,562 5,115,429
a
Franklin Growth Fund, Class R6 ........................................ 105,539 12,865,144
a
Franklin U.S. Core Equity (IU) Fund ..................................... 2,154,282 28,867,382
a
Franklin U.S. Equity Index ETF ......................................... 73,500 2,852,388
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 152,751 6,838,662
iShares MSCI USA Quality Factor ETF ................................... 5,825 785,618
57,324,623
Domestic Fixed Income 22.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 198,190 1,791,639
a
Franklin Investment Grade Corporate ETF ................................. 63,671 1,351,099
a
Franklin U.S. Core Bond ETF .......................................... 490,115 10,488,461
a
Franklin U.S. Treasury Bond ETF ....................................... 141,837 2,946,167
iShares Floating Rate Bond ETF ........................................ 26,925 1,368,328
Schwab U.S. TIPS ETF ............................................... 40,766 2,137,361
a
Western Asset Core Plus Bond Fund, Class IS ............................. 634,361 6,001,054
a
Western Asset Short-Term Bond Fund, Class IS ............................ 620,560 2,234,017
28,318,126
Foreign Equity 26.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 531,634 4,976,091
a
Franklin International Core Equity (IU) Fund ............................... 1,409,472 15,757,899
a,b
Franklin International Growth Fund, Class R6 .............................. 145,712 2,379,471
iShares Core MSCI EAFE ETF ......................................... 34,685 2,341,238
a
Templeton Developing Markets Trust, Class R6 ............................. 189,856 3,377,541
a
Templeton Foreign Fund, Class R6 ...................................... 483,401 3,664,178
32,496,418
Foreign Fixed Income 1.9%
a
Franklin High Yield Corporate ETF ...................................... 48,070 1,094,073
a
Franklin International Aggregate Bond ETF ................................ 61,162 1,204,280
2,298,353
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$108,129,093) ...............................................................
121,654,559
a a a a
Short Term Investments 1.8%
a
Money Market Funds 1.8%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .................. 2,208,635 2,208,635
Total Money Market Funds (Cost $2,208,635) ...................................
2,208,635

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
77
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
d
Joint Repurchase Agreement, 4.985%, 7/03/23 (Maturity Value $2,477)
BNP Paribas Securities Corp. (Maturity Value $958)
Deutsche Bank Securities, Inc. (Maturity Value $561)
HSBC Securities (USA), Inc. (Maturity Value $958)
Collateralized by U.S. Government Agency Securities, 0.63% - 7.5%, 6/15/24 -
11/15/57; and U.S. Treasury Notes, 0.38% - 2.5%, 5/31/24 - 4/30/25 (valued at
$2,526) ......................................................... $ 2,476 $ 2,476
Total Repurchase Agreements (Cost $2,476) ....................................
2,476
Total Short Term Investments (Cost $2,211,111 ) .................................
2,211,111
a
Total Investments (Cost $110,340,204) 100.0% ..................................
$123,865,670
Other Assets, less Liabilities 0.0%
†
............................................
10,920
Net Assets 100.0% ...........................................................
$123,876,590
See Abbreviations on page 155 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2040 Retirement Target Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
78
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.50 $14.42 $15.30 $13.76 $11.61 $13.03
Income from investment operations
a
:
Net investment income
b ,c
............ 0.07 0.16 0.24 0.18 0.22 0.27
Net realized and unrealized gains (losses) 1.14 (2.63) 2.19 1.82 2.25 (1.17)
Total from investment operations ........ 1.21 (2.47) 2.43 2.00 2.47 (0.90)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.12) (0.10) (0.43) (0.23) (0.18) (0.30)
Net realized gains ................. (0.04) (0.35) (2.88) (0.23) (0.14) (0.22)
Total distributions ................... (0.16) (0.45) (3.31) (0.46) (0.32) (0.52)
Net asset value, end of period .......... $12.55 $11.50 $14.42 $15.30 $13.76 $11.61
Total return
d
....................... 10.58% (17.06)% 15.99% 15.04% 21.50% (7.00)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.13% 1.10% 1.11% 1.11% 1.18% 1.14%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.51% 0.50%
g
0.46% 0.43%
g
0.34%
g
0.30%
g
Net investment income
c
............... 1.24% 1.31% 1.43% 1.30% 1.67% 2.03%
Supplemental data
Net assets, end of period (000’s) ........ $36,689 $32,112 $35,193 $24,809 $19,322 $15,921
Portfolio turnover rate ................ 13.92% 30.11% 86.92% 37.54% 90.08% 41.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
79
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.23 $14.10 $15.02 $13.52 $11.42 $12.83
Income from investment operations
a
:
Net investment income
b ,c
............ 0.03 0.06 0.10 0.07 0.12 0.16
Net realized and unrealized gains (losses) 1.10 (2.56) 2.18 1.79 2.21 (1.14)
Total from investment operations ........ 1.13 (2.50) 2.28 1.86 2.33 (0.98)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.08) (0.02) (0.32) (0.13) (0.09) (0.21)
Net realized gains ................. (0.04) (0.35) (2.88) (0.23) (0.14) (0.22)
Total distributions ................... (0.12) (0.37) (3.20) (0.36) (0.23) (0.43)
Net asset value, end of period .......... $12.24 $11.23 $14.10 $15.02 $13.52 $11.42
Total return
d
....................... 10.11% (17.70)% 15.25% 14.15% 20.56% (7.71)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.87% 1.85% 1.85% 1.86% 1.93% 1.89%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.26% 1.25%
g
1.21% 1.18%
g
1.09%
g
1.05%
g
Net investment income
c
............... 0.46% 0.53% 0.62% 0.55% 0.92% 1.28%
Supplemental data
Net assets, end of period (000’s) ........ $7,496 $6,697 $7,989 $6,867 $5,630 $4,286
Portfolio turnover rate ................ 13.92% 30.11% 86.92% 37.54% 90.08% 41.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
80
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.50 $14.41 $15.28 $13.74 $11.60 $13.02
Income from investment operations
a
:
Net investment income
b ,c
............ 0.05 0.12 0.18 0.14 0.18 0.22
Net realized and unrealized gains (losses) 1.15 (2.62) 2.21 1.82 2.25 (1.16)
Total from investment operations ........ 1.20 (2.50) 2.39 1.96 2.43 (0.94)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.11) (0.06) (0.38) (0.19) (0.15) (0.26)
Net realized gains ................. (0.04) (0.35) (2.88) (0.23) (0.14) (0.22)
Total distributions ................... (0.15) (0.41) (3.26) (0.42) (0.29) (0.48)
Net asset value, end of period .......... $12.55 $11.50 $14.41 $15.28 $13.74 $11.60
Total return
d
....................... 10.43% (17.29)% 15.78% 14.74% 21.13% (7.27)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.37% 1.35% 1.35% 1.36% 1.43% 1.39%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.76% 0.75%
g
0.71% 0.68%
g
0.59%
g
0.55%
g
Net investment income
c
............... 0.85% 0.96% 1.09% 1.02% 1.42% 1.78%
Supplemental data
Net assets, end of period (000’s) ........ $984 $1,114 $1,806 $1,540 $1,528 $1,273
Portfolio turnover rate ................ 13.92% 30.11% 86.92% 37.54% 90.08% 41.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
81
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.60 $14.54 $15.40 $13.85 $11.69 $13.11
Income from investment operations
a
:
Net investment income
b ,c
............ 0.10 0.19 0.17 0.21 0.25 0.30
Net realized and unrealized gains (losses) 1.14 (2.64) 2.33 1.84 2.27 (1.16)
Total from investment operations ........ 1.24 (2.45) 2.50 2.05 2.52 (0.86)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.14) (0.14) (0.48) (0.27) (0.22) (0.34)
Net realized gains ................. (0.04) (0.35) (2.88) (0.23) (0.14) (0.22)
Total distributions ................... (0.18) (0.49) (3.36) (0.50) (0.36) (0.56)
Net asset value, end of period .......... $12.66 $11.60 $14.54 $15.40 $13.85 $11.69
Total return
d
....................... 10.72% (16.86)% 16.42% 15.35% 21.89% (6.77)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.72% 0.57% 0.49% 0.55% 0.58% 0.58%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.21% 0.20%
g
0.14% 0.13%
g
0.04%
g
—%
g
Net investment income
c
............... 1.57% 1.54% 1.01% 1.58% 1.97% 2.33%
Supplemental data
Net assets, end of period (000’s) ........ $261 $213 $310 $25,450 $22,250 $18,247
Portfolio turnover rate ................ 13.92% 30.11% 86.92% 37.54% 90.08% 41.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
82
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.58 $14.52 $15.37 $13.82 $11.67 $13.10
Income from investment operations
a
:
Net investment income
b ,c
............ 0.09 0.19 0.29 0.22 0.33 0.27
Net realized and unrealized gains (losses) 1.15 (2.65) 2.21 1.82 2.18 (1.15)
Total from investment operations ........ 1.24 (2.46) 2.50 2.04 2.51 (0.88)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.14) (0.13) (0.47) (0.26) (0.22) (0.33)
Net realized gains ................. (0.04) (0.35) (2.88) (0.23) (0.14) (0.22)
Total distributions ................... (0.18) (0.48) (3.35) (0.49) (0.36) (0.55)
Net asset value, end of period .......... $12.64 $11.58 $14.52 $15.37 $13.82 $11.67
Total return
d
....................... 10.72% (16.87)% 16.40% 15.33% 21.68% (6.82)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.88% 0.85% 0.86% 0.86% 0.93% 0.89%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.26% 0.25%
g
0.22% 0.18%
g
0.09%
g
0.05%
g
Net investment income
c
............... 1.45% 1.54% 1.75% 1.60% 1.92% 2.28%
Supplemental data
Net assets, end of period (000’s) ........ $1,294 $1,156 $937 $506 $146 $165
Portfolio turnover rate ................ 13.92% 30.11% 86.92% 37.54% 90.08% 41.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2023
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
83
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.7%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 20,862 $ 455,833
Domestic Equity 51.2%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 56,054 2,146,874
a
Franklin Growth Fund, Class R6 ........................................ 44,241 5,393,029
a
Franklin U.S. Core Equity (IU) Fund ..................................... 745,251 9,986,360
a
Franklin U.S. Equity Index ETF ......................................... 83,125 3,225,915
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 63,917 2,861,564
iShares MSCI USA Quality Factor ETF ................................... 2,475 333,803
23,947,545
Domestic Fixed Income 15.9%
a
Franklin Investment Grade Corporate ETF ................................. 17,603 373,536
a
Franklin U.S. Core Bond ETF .......................................... 135,852 2,907,233
a
Franklin U.S. Treasury Bond ETF ....................................... 39,296 816,237
iShares Floating Rate Bond ETF ........................................ 7,425 377,338
Schwab U.S. TIPS ETF ............................................... 11,231 588,841
a
Western Asset Core Plus Bond Fund, Class IS ............................. 176,228 1,667,116
a
Western Asset Short-Term Bond Fund, Class IS ............................ 187,776 675,994
7,406,295
Foreign Equity 28.9%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 221,917 2,077,148
a
Franklin International Core Equity (IU) Fund ............................... 586,218 6,553,916
a,b
Franklin International Growth Fund, Class R6 .............................. 60,941 995,174
iShares Core MSCI EAFE ETF ......................................... 14,459 975,983
a
Templeton Developing Markets Trust, Class R6 ............................. 79,454 1,413,479
a
Templeton Foreign Fund, Class R6 ...................................... 202,203 1,532,701
13,548,401
Foreign Fixed Income 0.7%
a
Franklin High Yield Corporate ETF ...................................... 13,323 303,231
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$39,578,273) ................................................................
45,661,305
a a a a
Short Term Investments 2.2%
a
Money Market Funds 2.2%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .................. 1,045,587 1,045,587
Total Money Market Funds (Cost $1,045,587) ...................................
1,045,587

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
84
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
d
Joint Repurchase Agreement, 4.985%, 7/03/23 (Maturity Value $4,650)
BNP Paribas Securities Corp. (Maturity Value $1,798)
Deutsche Bank Securities, Inc. (Maturity Value $1,054)
HSBC Securities (USA), Inc. (Maturity Value $1,798)
Collateralized by U.S. Government Agency Securities, 0.63% - 7.5%, 6/15/24 -
11/15/57; and U.S. Treasury Notes, 0.38% - 2.5%, 5/31/24 - 4/30/25 (valued at
$4,741) ......................................................... $ 4,648 $ 4,648
Total Repurchase Agreements (Cost $4,648) ....................................
4,648
Total Short Term Investments (Cost $1,050,235 ) .................................
1,050,235
a
Total Investments (Cost $40,628,508) 99.9% ....................................
$46,711,540
Other Assets, less Liabilities 0.1% .............................................
11,974
Net Assets 100.0% ...........................................................
$46,723,514
See Abbreviations on page 155 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
85
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.00 $15.19 $15.80 $14.27 $12.04 $13.78
Income from investment operations
a
:
Net investment income
b ,c
............ 0.07 0.14 0.23 0.17 0.21 0.27
Net realized and unrealized gains (losses) 1.30 (2.84) 2.45 1.98 2.45 (1.26)
Total from investment operations ........ 1.37 (2.70) 2.68 2.15 2.66 (0.99)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.12) (0.08) (0.45) (0.19) (0.21) (0.27)
Net realized gains ................. (0.07) (0.41) (2.84) (0.43) (0.22) (0.48)
Total distributions ................... (0.19) (0.49) (3.29) (0.62) (0.43) (0.75)
Net asset value, end of period .......... $13.18 $12.00 $15.19 $15.80 $14.27 $12.04
Total return
d
....................... 11.40% (17.67)% 17.06% 15.76% 22.33% (7.42)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.95% 0.91% 0.91% 0.94% 0.98% 0.93%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.51% 0.50%
g
0.46% 0.43%
g
0.34%
g
0.30%
g
Net investment income
c
............... 1.10% 1.13% 1.32% 1.22% 1.57% 1.91%
Supplemental data
Net assets, end of period (000’s) ........ $70,071 $62,061 $72,764 $59,801 $51,412 $44,978
Portfolio turnover rate ................ 15.58% 26.96% 70.40% 36.61% 86.25% 43.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
86
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.51 $14.61 $15.33 $13.88 $11.72 $13.44
Income from investment operations
a
:
Net investment income
b ,c
............ 0.02 0.04 0.08 0.06 0.11 0.15
Net realized and unrealized gains (losses) 1.24 (2.71) 2.38 1.94 2.38 (1.22)
Total from investment operations ........ 1.26 (2.67) 2.46 2.00 2.49 (1.07)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.07) (0.02) (0.34) (0.12) (0.11) (0.17)
Net realized gains ................. (0.07) (0.41) (2.84) (0.43) (0.22) (0.48)
Total distributions ................... (0.14) (0.43) (3.18) (0.55) (0.33) (0.65)
Net asset value, end of period .......... $12.63 $11.51 $14.61 $15.33 $13.88 $11.72
Total return
d
....................... 10.98% (18.25)% 16.10% 15.00% 21.35% (8.07)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.70% 1.66% 1.66% 1.68% 1.73% 1.67%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.26% 1.25%
g
1.21% 1.17%
g
1.09%
g
1.04%
g
Net investment income
c
............... 0.32% 0.36% 0.48% 0.46% 0.82% 1.17%
Supplemental data
Net assets, end of period (000’s) ........ $10,812 $10,537 $13,509 $14,502 $13,333 $11,738
Portfolio turnover rate ................ 15.58% 26.96% 70.40% 36.61% 86.25% 43.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
87
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.93 $15.11 $15.74 $14.20 $11.98 $13.72
Income from investment operations
a
:
Net investment income
b ,c
............ 0.05 0.10 0.19 0.11 0.17 0.23
Net realized and unrealized gains (losses) 1.29 (2.81) 2.43 2.01 2.45 (1.25)
Total from investment operations ........ 1.34 (2.71) 2.62 2.12 2.62 (1.02)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.10) (0.06) (0.41) (0.15) (0.18) (0.24)
Net realized gains ................. (0.07) (0.41) (2.84) (0.43) (0.22) (0.48)
Total distributions ................... (0.17) (0.47) (3.25) (0.58) (0.40) (0.72)
Net asset value, end of period .......... $13.10 $11.93 $15.11 $15.74 $14.20 $11.98
Total return
d
....................... 11.26% (17.87)% 16.73% 15.55% 21.95% (7.61)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.20% 1.16% 1.16% 1.18% 1.22% 1.17%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.76% 0.75%
g
0.71% 0.67%
g
0.58%
g
0.54%
g
Net investment income
c
............... 0.81% 0.81% 1.08% 0.80% 1.33% 1.67%
Supplemental data
Net assets, end of period (000’s) ........ $2,005 $2,178 $3,348 $2,620 $4,838 $5,146
Portfolio turnover rate ................ 15.58% 26.96% 70.40% 36.61% 86.25% 43.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
88
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.55 $15.34 $15.93 $14.38 $12.12 $13.88
Income from investment operations
a
:
Net investment income
b ,c
............ 0.08 0.24 0.15 0.21 0.27 0.30
Net realized and unrealized gains (losses) 1.36 (2.81) 2.60 2.01 2.46 (1.27)
Total from investment operations ........ 1.44 (2.57) 2.75 2.22 2.73 (0.97)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.14) (0.11) (0.50) (0.24) (0.25) (0.31)
Net realized gains ................. (0.07) (0.41) (2.84) (0.43) (0.22) (0.48)
Total distributions ................... (0.21) (0.52) (3.34) (0.67) (0.47) (0.79)
Capital contributions ................. — 0.30 — — — —
Net asset value, end of period .......... $13.78 $12.55 $15.34 $15.93 $14.38 $12.12
Total return
d
....................... 11.44% (14.60)%
e
17.37% 16.11% 22.69% (7.16)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.84% 1.25% 0.41% 0.44% 0.46% 0.46%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.21% 0.19% 0.14% 0.13%
h
0.04%
h
—%
h
Net investment income
c
............... 1.20% 1.85% 0.87% 1.52% 1.87% 2.21%
Supplemental data
Net assets, end of period (000’s) ........ $49 $15 $4 $23,504 $20,022 $12,681
Portfolio turnover rate ................ 15.58% 26.96% 70.40% 36.61% 86.25% 43.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (16.64)%. See Note 2.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
89
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.14 $15.34 $15.93 $14.38 $12.13 $13.88
Income from investment operations
a
:
Net investment income
b ,c
............ 0.09 0.18 0.28 0.21 0.25 0.31
Net realized and unrealized gains (losses) 1.31 (2.86) 2.46 2.00 2.46 (1.28)
Total from investment operations ........ 1.40 (2.68) 2.74 2.21 2.71 (0.97)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.13) (0.11) (0.49) (0.23) (0.24) (0.30)
Net realized gains ................. (0.07) (0.41) (2.84) (0.43) (0.22) (0.48)
Total distributions ................... (0.20) (0.52) (3.33) (0.66) (0.46) (0.78)
Net asset value, end of period .......... $13.34 $12.14 $15.34 $15.93 $14.38 $12.13
Total return
d
....................... 11.56% (17.40)% 17.32% 16.06% 22.53% (7.13)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.70% 0.66% 0.67% 0.69% 0.73% 0.68%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.26% 0.25%
g
0.22% 0.18%
g
0.09%
g
0.05%
g
Net investment income
c
............... 1.35% 1.37% 1.63% 1.49% 1.82% 2.16%
Supplemental data
Net assets, end of period (000’s) ........ $1,526 $1,279 $1,584 $1,089 $819 $639
Portfolio turnover rate ................ 15.58% 26.96% 70.40% 36.61% 86.25% 43.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2023
Franklin LifeSmart™ 2045 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
90
See Abbreviations on page 155 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.3%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 37,834 $ 826,669
Domestic Equity 56.3%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 111,629 4,275,376
a
Franklin Growth Fund, Class R6 ........................................ 87,848 10,708,655
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,480,734 19,841,838
a
Franklin U.S. Equity Index ETF ......................................... 165,250 6,413,022
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 127,117 5,691,028
iShares MSCI USA Quality Factor ETF ................................... 4,850 654,120
47,584,039
Domestic Fixed Income 9.2%
a
Franklin U.S. Core Bond ETF .......................................... 169,686 3,631,280
a
Western Asset Core Plus Bond Fund, Class IS ............................. 390,979 3,698,665
a
Western Asset Short-Term Bond Fund, Class IS ............................ 112,301 404,284
7,734,229
Foreign Equity 31.8%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 443,669 4,152,745
a
Franklin International Core Equity (IU) Fund ............................... 1,162,597 12,997,830
a,b
Franklin International Growth Fund, Class R6 .............................. 120,825 1,973,076
iShares Core MSCI EAFE ETF ......................................... 28,752 1,940,760
a
Templeton Developing Markets Trust, Class R6 ............................. 157,942 2,809,791
a
Templeton Foreign Fund, Class R6 ...................................... 400,806 3,038,113
26,912,315
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$69,216,418) ................................................................
83,057,252
a a a a
Short Term Investments 1.7%
a
Money Market Funds 1.7%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .................. 1,457,114 1,457,114
Total Money Market Funds (Cost $1,457,114) ...................................
1,457,114
Total Short Term Investments (Cost $1,457,114 ) .................................
1,457,114
a
Total Investments (Cost $70,673,532) 100.0% ...................................
$84,514,366
Other Assets, less Liabilities (0.0)%
†
...........................................
(50,797)
Net Assets 100.0% ...........................................................
$84,463,569
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
91
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.55 $14.60 $15.76 $14.01 $11.74 $13.19
Income from investment operations
a
:
Net investment income
b ,c
............ 0.06 0.14 0.24 0.17 0.19 0.27
Net realized and unrealized gains (losses) 1.30 (2.71) 2.51 2.03 2.37 (1.23)
Total from investment operations ........ 1.36 (2.57) 2.75 2.20 2.56 (0.96)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.11) (0.08) (0.43) (0.22) (0.16) (0.30)
Net realized gains ................. (0.04) (0.40) (3.48) (0.23) (0.13) (0.19)
Total distributions ................... (0.15) (0.48) (3.91) (0.45) (0.29) (0.49)
Net asset value, end of period .......... $12.76 $11.55 $14.60 $15.76 $14.01 $11.74
Total return
d
....................... 11.82% (17.52)% 17.58% 16.22% 22.00% (7.40)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.35% 1.31% 1.28% 1.28% 1.35% 1.30%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.50% 0.49%
g
0.45% 0.42%
g
0.34%
g
0.30%
g
Net investment income
c
............... 1.05% 1.11% 1.42% 1.23% 1.55% 1.98%
Supplemental data
Net assets, end of period (000’s) ........ $28,576 $24,594 $30,413 $20,709 $16,729 $16,856
Portfolio turnover rate ................ 14.43% 43.95% 85.61% 35.30% 94.67% 43.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
92
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.37 $14.40 $15.61 $13.91 $11.66 $13.11
Income from investment operations
a
:
Net investment income
b ,c
............ 0.02 0.04 0.10 0.07 0.11 0.16
Net realized and unrealized gains (losses) 1.28 (2.66) 2.49 2.00 2.34 (1.22)
Total from investment operations ........ 1.30 (2.62) 2.59 2.07 2.45 (1.06)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.07) (0.01) (0.32) (0.14) (0.07) (0.20)
Net realized gains ................. (0.04) (0.40) (3.48) (0.23) (0.13) (0.19)
Total distributions ................... (0.11) (0.41) (3.80) (0.37) (0.20) (0.39)
Net asset value, end of period .......... $12.56 $11.37 $14.40 $15.61 $13.91 $11.66
Total return
d
....................... 11.37% (18.13)% 16.66% 15.35% 21.13% (8.12)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 2.09% 2.06% 2.02% 2.03% 2.10% 2.05%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.25% 1.24%
g
1.20% 1.17%
g
1.09%
g
1.05%
g
Net investment income
c
............... 0.27% 0.36% 0.57% 0.48% 0.80% 1.23%
Supplemental data
Net assets, end of period (000’s) ........ $7,324 $6,564 $8,038 $7,014 $5,658 $4,167
Portfolio turnover rate ................ 14.43% 43.95% 85.61% 35.30% 94.67% 43.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
93
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.57 $14.61 $15.76 $14.01 $11.74 $13.19
Income from investment operations
a
:
Net investment income
b ,c
............ 0.05 0.10 0.17 0.13 0.17 0.23
Net realized and unrealized gains (losses) 1.29 (2.68) 2.54 2.03 2.36 (1.22)
Total from investment operations ........ 1.34 (2.58) 2.71 2.16 2.53 (0.99)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.09) (0.06) (0.38) (0.18) (0.13) (0.27)
Net realized gains ................. (0.04) (0.40) (3.48) (0.23) (0.13) (0.19)
Total distributions ................... (0.13) (0.46) (3.86) (0.41) (0.26) (0.46)
Net asset value, end of period .......... $12.78 $11.57 $14.61 $15.76 $14.01 $11.74
Total return
d
....................... 11.68% (17.64)% 17.23% 15.92% 21.72% (7.62)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.59% 1.56% 1.51% 1.53% 1.60% 1.55%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.75% 0.74%
g
0.70% 0.67%
g
0.59%
g
0.55%
g
Net investment income
c
............... 0.76% 0.84% 0.97% 0.91% 1.30% 1.73%
Supplemental data
Net assets, end of period (000’s) ........ $1,714 $1,608 $1,857 $2,468 $2,364 $1,814
Portfolio turnover rate ................ 14.43% 43.95% 85.61% 35.30% 94.67% 43.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
94
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.66 $14.72 $15.87 $14.10 $11.80 $13.26
Income from investment operations
a
:
Net investment income
b ,c
............ 0.14 0.20 0.14 0.21 0.26 0.29
Net realized and unrealized gains (losses) 1.24 (2.76) 2.68 2.05 2.37 (1.23)
Total from investment operations ........ 1.38 (2.56) 2.82 2.26 2.63 (0.94)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.12) (0.12) (0.49) (0.26) (0.20) (0.33)
Net realized gains ................. (0.04) (0.40) (3.48) (0.23) (0.13) (0.19)
Total distributions ................... (0.16) (0.52) (3.97) (0.49) (0.33) (0.52)
Capital contributions ................. — 0.02 — — — —
Net asset value, end of period .......... $12.88 $11.66 $14.72 $15.87 $14.10 $11.80
Total return
d
....................... 11.94% (17.18)%
e
17.84% 16.59% 22.50% (7.18)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.02% 0.43% 0.51% 0.59% 0.62% 0.65%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.21% 0.19%
h
0.14% 0.12%
h
0.04%
h
—%
h
Net investment income
c
............... 2.24% 1.66% 0.85% 1.54% 1.85% 2.28%
Supplemental data
Net assets, end of period (000’s) ........ $94 $5 $2 $22,839 $17,560 $11,800
Portfolio turnover rate ................ 14.43% 43.95% 85.61% 35.30% 94.67% 43.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.32)%. See Note 2.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
95
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.65 $14.72 $15.87 $14.10 $11.80 $13.26
Income from investment operations
a
:
Net investment income
b ,c
............ 0.08 0.17 0.28 0.20 0.24 0.28
Net realized and unrealized gains (losses) 1.30 (2.73) 2.53 2.05 2.38 (1.22)
Total from investment operations ........ 1.38 (2.56) 2.81 2.25 2.62 (0.94)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.12) (0.11) (0.48) (0.25) (0.19) (0.33)
Net realized gains ................. (0.04) (0.40) (3.48) (0.23) (0.13) (0.19)
Total distributions ................... (0.16) (0.51) (3.96) (0.48) (0.32) (0.52)
Net asset value, end of period .......... $12.87 $11.65 $14.72 $15.87 $14.10 $11.80
Total return
d
....................... 11.93% (17.30)% 17.77% 16.54% 22.44% (7.23)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.10% 1.06% 1.03% 1.03% 1.10% 1.05%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.25% 0.25%
g
0.20% 0.18%
g
0.09%
g
0.05%
g
Net investment income
c
............... 1.31% 1.41% 1.62% 1.45% 1.80% 2.23%
Supplemental data
Net assets, end of period (000’s) ........ $1,176 $978 $942 $720 $617 $468
Portfolio turnover rate ................ 14.43% 43.95% 85.61% 35.30% 94.67% 43.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2023
Franklin LifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
96
See Abbreviations on page 155 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 17,238 $ 376,648
Domestic Equity 59.0%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 53,578 2,052,056
a
Franklin Growth Fund, Class R6 ........................................ 42,355 5,163,031
a
Franklin U.S. Core Equity (IU) Fund ..................................... 698,008 9,353,309
a
Franklin U.S. Equity Index ETF ......................................... 79,575 3,088,147
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 66,122 2,960,282
iShares MSCI USA Quality Factor ETF ................................... 2,350 316,944
22,933,769
Domestic Fixed Income 4.7%
a
Franklin U.S. Core Bond ETF .......................................... 38,400 821,760
a
Western Asset Core Plus Bond Fund, Class IS ............................. 88,210 834,464
a
Western Asset Short-Term Bond Fund, Class IS ............................ 51,110 183,996
1,840,220
Foreign Equity 33.4%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 213,173 1,995,297
a
Franklin International Core Equity (IU) Fund ............................... 561,084 6,272,919
a,b
Franklin International Growth Fund, Class R6 .............................. 58,303 952,084
iShares Core MSCI EAFE ETF ......................................... 13,834 933,795
a
Templeton Developing Markets Trust, Class R6 ............................. 76,290 1,357,200
a
Templeton Foreign Fund, Class R6 ...................................... 193,463 1,466,450
12,977,745
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$31,868,058) ................................................................
38,128,382
a a a a
Short Term Investments 2.0%
a
Money Market Funds 2.0%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .................. 758,526 758,526
Total Money Market Funds (Cost $758,526) .....................................
758,526
Total Short Term Investments (Cost $758,526 ) ..................................
758,526
a
Total Investments (Cost $32,626,584) 100.1% ...................................
$38,886,908
Other Assets, less Liabilities (0.1)% ...........................................
(2,371)
Net Assets 100.0% ...........................................................
$38,884,537
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2055 Retirement Target Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
97
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.48 $13.21 $13.41 $11.86 $9.88 $11.05
Income from investment operations
a
:
Net investment income
b ,c
............ 0.06 0.13 0.20 0.15 0.18 0.23
Net realized and unrealized gains (losses) 1.18 (2.46) 2.12 1.69 2.02 (1.03)
Total from investment operations ........ 1.24 (2.33) 2.32 1.84 2.20 (0.80)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.10) (0.07) (0.40) (0.19) (0.12) (0.20)
Net realized gains ................. (0.08) (0.33) (2.12) (0.10) (0.10) (0.17)
Total distributions ................... (0.18) (0.40) (2.52) (0.29) (0.22) (0.37)
Net asset value, end of period .......... $11.54 $10.48 $13.21 $13.41 $11.86 $9.88
Total return
d
....................... 11.85% (17.54)% 17.34% 15.95% 22.39% (7.37)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.81% 1.65% 1.79% 2.03% 2.50% 2.51%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.50%
g
0.49%
g
0.46%
g
0.43%
g
0.34% 0.30%
g
Net investment income
c
............... 1.06% 1.16% 1.38% 1.27% 1.65% 2.01%
Supplemental data
Net assets, end of period (000’s) ........ $21,382 $17,210 $17,727 $12,408 $8,254 $6,104
Portfolio turnover rate ................ 16.46% 28.43% 87.74% 32.75% 90.64% 42.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
98
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.22 $12.92 $13.18 $11.69 $9.75 $10.92
Income from investment operations
a
:
Net investment income
b ,c
............ 0.02 0.05 0.09 0.06 0.09 0.15
Net realized and unrealized gains (losses) 1.14 (2.41) 2.08 1.66 1.99 (1.02)
Total from investment operations ........ 1.16 (2.36) 2.17 1.72 2.08 (0.87)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.06) (0.01) (0.31) (0.13) (0.04) (0.13)
Net realized gains ................. (0.08) (0.33) (2.12) (0.10) (0.10) (0.17)
Total distributions ................... (0.14) (0.34) (2.43) (0.23) (0.14) (0.30)
Net asset value, end of period .......... $11.24 $10.22 $12.92 $13.18 $11.69 $9.75
Total return
d
....................... 11.39% (18.19)% 16.49% 15.07% 21.45% (8.04)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 2.55% 2.40% 2.54% 2.78% 3.25% 3.26%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.24%
g
1.24%
g
1.21%
g
1.18%
g
1.09% 1.05%
g
Net investment income
c
............... 0.29% 0.42% 0.60% 0.51% 0.90% 1.26%
Supplemental data
Net assets, end of period (000’s) ........ $6,705 $5,880 $6,236 $5,083 $3,563 $2,338
Portfolio turnover rate ................ 16.46% 28.43% 87.74% 32.75% 90.64% 42.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
99
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.42 $13.15 $13.36 $11.82 $9.85 $11.01
Income from investment operations
a
:
Net investment income
b ,c
............ 0.04 0.10 0.17 0.11 0.15 0.19
Net realized and unrealized gains (losses) 1.17 (2.45) 2.10 1.69 2.01 (1.01)
Total from investment operations ........ 1.21 (2.35) 2.27 1.80 2.16 (0.82)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.08) (0.05) (0.36) (0.16) (0.09) (0.17)
Net realized gains ................. (0.08) (0.33) (2.12) (0.10) (0.10) (0.17)
Total distributions ................... (0.16) (0.38) (2.48) (0.26) (0.19) (0.34)
Net asset value, end of period .......... $11.47 $10.42 $13.15 $13.36 $11.82 $9.85
Total return
d
....................... 11.70% (17.79)% 17.07% 15.61% 22.08% (7.53)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 2.06% 1.89% 2.04% 2.29% 2.75% 2.76%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.74%
g
0.74%
g
0.71%
g
0.67%
g
0.59% 0.55%
g
Net investment income
c
............... 0.76% 0.94% 1.16% 0.95% 1.40% 1.76%
Supplemental data
Net assets, end of period (000’s) ........ $1,101 $996 $936 $580 $539 $425
Portfolio turnover rate ................ 16.46% 28.43% 87.74% 32.75% 90.64% 42.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
100
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.69 $13.24 $13.43 $11.87 $9.89 $11.06
Income from investment operations
a
:
Net investment income
b ,c
............ 0.08 0.15 0.13 0.18 0.22 0.24
Net realized and unrealized gains (losses) 1.20 (2.44) 2.24 1.70 2.01 (1.01)
Total from investment operations ........ 1.28 (2.29) 2.37 1.88 2.23 (0.77)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.11) (0.09) (0.44) (0.22) (0.15) (0.23)
Net realized gains ................. (0.08) (0.33) (2.12) (0.10) (0.10) (0.17)
Total distributions ................... (0.19) (0.42) (2.56) (0.32) (0.25) (0.40)
Capital contributions ................. — 0.16 — — — —
Net asset value, end of period .......... $11.78 $10.69 $13.24 $13.43 $11.87 $9.89
Total return
d
....................... 12.03% (15.90)%
e
17.72% 16.34% 22.72% (7.12)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 3.17% 0.59% 0.67% 0.87% 1.18% 1.35%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.20%
h
0.15%
h
0.12%
h
0.13%
h
0.04% —%
h
Net investment income
c
............... 1.42% 1.29% 0.87% 1.57% 1.95% 2.31%
Supplemental data
Net assets, end of period (000’s) ........ $8 $4 $8 $12,017 $7,296 $3,573
Portfolio turnover rate ................ 16.46% 28.43% 87.74% 32.75% 90.64% 42.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.14)%. See Note 2.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
101
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.50 $13.22 $13.42 $11.87 $9.90 $11.06
Income from investment operations
a
:
Net investment income
b ,c
............ 0.07 0.16 0.24 0.21 0.23 0.25
Net realized and unrealized gains (losses) 1.18 (2.46) 2.11 1.66 1.99 (1.02)
Total from investment operations ........ 1.25 (2.30) 2.35 1.87 2.22 (0.77)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.11) (0.09) (0.43) (0.22) (0.15) (0.22)
Net realized gains ................. (0.08) (0.33) (2.12) (0.10) (0.10) (0.17)
Total distributions ................... (0.19) (0.42) (2.55) (0.32) (0.25) (0.39)
Net asset value, end of period .......... $11.56 $10.50 $13.22 $13.42 $11.87 $9.90
Total return
d
....................... 11.94% (17.30)% 17.60% 16.19% 22.67% (7.16)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.56% 1.39% 1.54% 1.77% 2.25% 2.26%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.24%
g
0.24%
g
0.21%
g
0.19%
g
0.09% 0.05%
g
Net investment income
c
............... 1.30% 1.43% 1.61% 1.74% 1.90% 2.26%
Supplemental data
Net assets, end of period (000’s) ........ $623 $519 $505 $378 $134 $46
Portfolio turnover rate ................ 16.46% 28.43% 87.74% 32.75% 90.64% 42.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2023
Franklin LifeSmart™ 2055 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
102
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.8%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 13,188 $ 288,157
Domestic Equity 59.3%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 41,502 1,589,536
a
Franklin Growth Fund, Class R6 ........................................ 33,001 4,022,850
a
Franklin U.S. Core Equity (IU) Fund ..................................... 536,864 7,193,975
a
Franklin U.S. Equity Index ETF ......................................... 62,050 2,408,036
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 50,024 2,239,575
iShares MSCI USA Quality Factor ETF ................................... 1,825 246,138
17,700,110
Domestic Fixed Income 3.8%
a
Franklin U.S. Core Bond ETF .......................................... 22,871 489,439
a
Western Asset Core Plus Bond Fund, Class IS ............................. 52,292 494,683
a
Western Asset Short-Term Bond Fund, Class IS ............................ 39,366 141,718
1,125,840
Foreign Equity 33.7%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 165,175 1,546,037
a
Franklin International Core Equity (IU) Fund ............................... 434,763 4,860,648
a,b
Franklin International Growth Fund, Class R6 .............................. 45,192 737,977
iShares Core MSCI EAFE ETF ......................................... 10,705 722,587
a
Templeton Developing Markets Trust, Class R6 ............................. 59,089 1,051,200
a
Templeton Foreign Fund, Class R6 ...................................... 149,961 1,136,706
10,055,155
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$25,240,918) ................................................................
29,169,262
a a a a
Short Term Investments 2.2%
a
Money Market Funds 2.2%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .................. 669,952 669,952
Total Money Market Funds (Cost $669,952) .....................................
669,952
Total Short Term Investments (Cost $669,952 ) ..................................
669,952
a
Total Investments (Cost $25,910,870) 100.0% ...................................
$29,839,214
Other Assets, less Liabilities (0.0)%
†
...........................................
(19,107)
Net Assets 100.0% ...........................................................
$29,820,107
See Abbreviations on page 155 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
103
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended
December 31,
2022
Year Ended
December 31,
2021
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $9.00 $11.26 $10.00
Income from investment operations
b
:
Net investment income
c,d
................................................. 0.05 0.14 0.27
Net realized and unrealized gains (losses) .................................... 0.99 (2.15) 1.58
Total from investment operations ............................................. 1.04 (2.01) 1.85
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .......................................................... (0.08) (0.07) (0.32)
Net realized gains ...................................................... (0.03) (0.18) (0.27)
Total distributions ........................................................ (0.11) (0.25) (0.59)
Net asset value, end of period ............................................... $9.93 $9.00 $11.26
Total return
e
............................................................ 11.59% (17.81)% 18.52%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.............................. 6.62% 7.64% 13.83%
Expenses net of waiver and payments by affiliates
g
............................... 0.50%
h
0.44%
h
0.21%
Net investment income
d
.................................................... 1.08% 1.47% 2.34%
Supplemental data
Net assets, end of period (000’s) ............................................. $2,765 $1,631 $325
Portfolio turnover rate ..................................................... 14.55% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
104
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended
December 31,
2022
Year Ended
December 31,
2021
a
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $8.99 $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
................................................. 0.02 0.07 0.28
Net realized and unrealized gains (losses) .................................... 0.97 (2.13) 1.56
Total from investment operations ............................................. 0.99 (2.06) 1.84
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .......................................................... (0.05) (0.02) (0.32)
Net realized gains ...................................................... (0.03) (0.18) (0.27)
Total distributions ........................................................ (0.08) (0.20) (0.59)
Net asset value, end of period ............................................... $9.90 $8.99 $11.25
Total return
e
............................................................ 11.09% (18.23)% 18.43%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.............................. 7.49% 8.76% 14.00%
Expenses net of waiver and payments by affiliates
g
............................... 1.25%
h
1.10%
h
0.21%
Net investment income
d
.................................................... 0.38% 0.80% 2.49%
Supplemental data
Net assets, end of period (000’s) ............................................. $294 $176 $68
Portfolio turnover rate ..................................................... 14.55% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
105
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended
December 31,
2022
Year Ended
December 31,
2021
a
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $9.00 $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
................................................. 0.04 0.09 0.23
Net realized and unrealized gains (losses) .................................... 0.98 (2.11) 1.61
Total from investment operations ............................................. 1.02 (2.02) 1.84
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .......................................................... (0.07) (0.05) (0.32)
Net realized gains ...................................................... (0.03) (0.18) (0.27)
Total distributions ........................................................ (0.10) (0.23) (0.59)
Net asset value, end of period ............................................... $9.92 $9.00 $11.25
Total return
e
............................................................ 11.35% (17.91)% 18.42%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.............................. 6.79% 7.79% 12.86%
Expenses net of waiver and payments by affiliates
g
............................... 0.75%
h
0.61%
h
0.21%
Net investment income
d
.................................................... 0.78% 1.00% 2.02%
Supplemental data
Net assets, end of period (000’s) ............................................. $40 $32 $37
Portfolio turnover rate ..................................................... 14.55% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
106
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended
December 31,
2022
Year Ended
December 31,
2021
a
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $9.02 $11.26 $10.00
Income from investment operations
b
:
Net investment income
c,d
................................................. 0.06 0.13 0.16
Net realized and unrealized gains (losses) .................................... 0.99 (2.13) 1.69
Total from investment operations ............................................. 1.05 (2.00) 1.85
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .......................................................... (0.09) (0.08) (0.32)
Net realized gains ...................................................... (0.03) (0.18) (0.27)
Total distributions ........................................................ (0.12) (0.26) (0.59)
Capital contributions ...................................................... — 0.02 —
Net asset value, end of period ............................................... $9.95 $9.02 $11.26
Total return
e
............................................................ 11.69% (17.45)%
f
18.56%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates
h
.............................. 5.55% 6.87% 13.90%
Expenses net of waiver and payments by affiliates
h
............................... 0.20%
i
0.20%
i
0.15%
Net investment income
d
.................................................... 1.30% 1.39% 1.38%
Supplemental data
Net assets, end of period (000’s) ............................................. $10 $9 $11
Portfolio turnover rate ..................................................... 14.55% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.62)%. See Note 2.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
107
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended
December 31,
2022
Year Ended
December 31,
2021
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $9.00 $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
................................................. 0.06 0.13 0.20
Net realized and unrealized gains (losses) .................................... 0.98 (2.12) 1.64
Total from investment operations ............................................. 1.04 (1.99) 1.84
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .......................................................... (0.09) (0.08) (0.32)
Net realized gains ...................................................... (0.03) (0.18) (0.27)
Total distributions ........................................................ (0.12) (0.26) (0.59)
Net asset value, end of period ............................................... $9.92 $9.00 $11.25
Total return
e
............................................................ 11.58% (17.59)% 18.41%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.............................. 6.19% 7.40% 14.59%
Expenses net of waiver and payments by affiliates
g
............................... 0.25%
h
0.25%
h
0.20%
Net investment income
d
.................................................... 1.25% 1.35% 1.75%
Supplemental data
Net assets, end of period (000’s) ............................................. $983 $888 $1,096
Portfolio turnover rate ..................................................... 14.55% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2023
Franklin LifeSmart™ 2060 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
108
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
96.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 1,919 $ 41,930
Domestic Equity 58.2%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 5,610 214,857
a
Franklin Growth Fund, Class R6 ........................................ 4,484 546,573
a
Franklin U.S. Core Equity (IU) Fund ..................................... 72,344 969,410
a
Franklin U.S. Equity Index ETF ......................................... 8,325 323,077
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 6,655 297,944
iShares MSCI USA Quality Factor ETF ................................... 225 30,346
2,382,207
Domestic Fixed Income 3.9%
a
Franklin U.S. Core Bond ETF .......................................... 3,225 69,015
a
Western Asset Core Plus Bond Fund, Class IS ............................. 7,158 67,713
a
Western Asset Short-Term Bond Fund, Class IS ............................ 5,595 20,143
156,871
Foreign Equity 33.0%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 22,122 207,059
a
Franklin International Core Equity (IU) Fund ............................... 58,332 652,149
a,b
Franklin International Growth Fund, Class R6 .............................. 6,213 101,458
iShares Core MSCI EAFE ETF ......................................... 1,364 92,070
a
Templeton Developing Markets Trust, Class R6 ............................. 8,079 143,718
a
Templeton Foreign Fund, Class R6 ...................................... 20,587 156,048
1,352,502
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$3,813,370) .................................................................
3,933,510
a a a a
Short Term Investments 2.0%
a
Money Market Funds 2.0%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .................. 82,458 82,458
Total Money Market Funds (Cost $82,458) ......................................
82,458
Total Short Term Investments (Cost $82,458 ) ...................................
82,458
a
Total Investments (Cost $3,895,828) 98.1% .....................................
$4,015,968
Other Assets, less Liabilities 1.9% .............................................
75,805
Net Assets 100.0% ...........................................................
$4,091,773
See Abbreviations on page 155 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
109
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $10,313,158 $2,576,640 $8,324,907
Cost - Non-controlled affiliates (Note 3 f ) ...................... 38,436,884 29,339,016 101,146,475
Cost - Unaffiliated repurchase agreements .................... — — 384,205
Value - Unaffiliated issuers ................................ $10,556,374 $2,409,796 $7,921,756
Value - Non-controlled affiliates (Note 3 f ) ...................... 34,879,573 30,162,608 108,736,370
Value - Unaffiliated repurchase agreements .................... — — 384,205
Receivables:
Investment securities sold ................................. 59,631 — —
Capital shares sold ...................................... 24,051 2,685 68,628
Dividends and interest ................................... — 4,071 18,770
Affiliates .............................................. 41,983 30,190 27,719
Total assets ........................................ 45,561,612 32,609,350 117,157,448
Liabilities:
Payables:
Capital shares redeemed ................................. 332 5,208 476,399
Distribution fees ........................................ 11,253 8,897 30,921
Transfer agent fees ...................................... 12,232 7,986 26,811
Professional fees ....................................... 26,035 15,512 16,628
Trustees' fees and expenses ............................... 1,239 1,247 1,172
Distributions to shareholders ............................... — 1,929 7,111
Accrued expenses and other liabilities ......................... 1,034 1,595 2,100
Total liabilities ....................................... 52,125 42,374 561,142
Net assets, at value ............................... $45,509,487 $32,566,976 $116,596,306
Net assets consist of:
Paid-in capital ........................................... $51,810,875 $33,089,579 $112,118,586
Total distributable earnings (losses) ........................... (6,301,388) (522,603) 4,477,720
Net assets, at value ............................... $45,509,487 $32,566,976 $116,596,306

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
110
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Class A:
Net assets, at value ..................................... $37,922,451 $27,378,816 $99,011,227
Shares outstanding ...................................... 3,809,763 2,459,877 8,439,007
Net asset value per share
a
................................ $9.95 $11.13 $11.73
Maximum offering price per share (net asset value per share ÷
94.50% ) .............................................. $10.53 $11.78 $12.41
Class C:
Net assets, at value ..................................... $3,444,663 $3,729,840 $11,917,265
Shares outstanding ...................................... 350,217 337,777 1,038,197
Net asset value and maximum offering price per share
a
........... $9.84 $11.04 $11.48
Class R:
Net assets, at value ..................................... $1,555,152 $670,527 $2,102,574
Shares outstanding ...................................... 156,738 60,271 179,982
Net asset value and maximum offering price per share ........... $9.92 $11.13 $11.68
Class R6:
Net assets, at value ..................................... $71,081 $40,198 $720,969
Shares outstanding ...................................... 7,106 3,515 61,206
Net asset value and maximum offering price per share ........... $10.00 $11.44 $11.78
Advisor Class:
Net assets, at value ..................................... $2,516,140 $747,595 $2,844,271
Shares outstanding ...................................... 251,845 66,917 241,728
Net asset value and maximum offering price per share ........... $9.99 $11.17 $11.77
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
111
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $3,805,766 $6,777,480 $2,303,674
Cost - Non-controlled affiliates (Note 3 f ) ...................... 52,538,452 103,560,248 38,320,186
Cost - Unaffiliated repurchase agreements .................... — 2,476 4,648
Value - Unaffiliated issuers ................................ $3,746,225 $6,632,545 $2,275,965
Value - Non-controlled affiliates (Note 3 f ) ...................... 57,979,218 117,230,649 44,430,927
Value - Unaffiliated repurchase agreements .................... — 2,476 4,648
Receivables:
Capital shares sold ...................................... 27,550 36,464 17,594
Dividends ............................................. 11,836 27,973 11,894
Affiliates .............................................. 33,190 49,980 35,950
Total assets ........................................ 61,798,019 123,980,087 46,776,978
Liabilities:
Payables:
Capital shares redeemed ................................. 24,657 13,848 2,613
Distribution fees ........................................ 18,577 34,642 13,834
Transfer agent fees ...................................... 21,575 27,800 19,453
Professional fees ....................................... 15,325 17,106 14,320
Trustees' fees and expenses ............................... 1,206 1,149 1,213
Distributions to shareholders ............................... 3,056 7,319 1,393
Accrued expenses and other liabilities ......................... 1,991 1,633 638
Total liabilities ....................................... 86,387 103,497 53,464
Net assets, at value ............................... $61,711,632 $123,876,590 $46,723,514
Net assets consist of:
Paid-in capital ........................................... $59,034,227 $112,230,297 $41,316,350
Total distributable earnings (losses) ........................... 2,677,405 11,646,293 5,407,164
Net assets, at value ............................... $61,711,632 $123,876,590 $46,723,514

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
112
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Class A:
Net assets, at value ..................................... $48,445,802 $100,668,881 $36,689,142
Shares outstanding ...................................... 3,950,058 7,933,969 2,923,931
Net asset value per share
a
................................ $12.26 $12.69 $12.55
Maximum offering price per share (net asset value per share ÷
94.50% ) .............................................. $12.97 $13.43 $13.28
Class C:
Net assets, at value ..................................... $10,177,619 $15,390,900 $7,495,696
Shares outstanding ...................................... 844,664 1,255,049 612,261
Net asset value and maximum offering price per share
a
........... $12.05 $12.26 $12.24
Class R:
Net assets, at value ..................................... $1,294,982 $4,036,754 $983,866
Shares outstanding ...................................... 105,882 318,551 78,418
Net asset value and maximum offering price per share ........... $12.23 $12.67 $12.55
Class R6:
Net assets, at value ..................................... $86,158 $107,375 $260,556
Shares outstanding ...................................... 6,932 8,368 20,576
Net asset value and maximum offering price per share ........... $12.43 $12.83 $12.66
Advisor Class:
Net assets, at value ..................................... $1,707,071 $3,672,680 $1,294,254
Shares outstanding ...................................... 138,493 285,814 102,431
Net asset value and maximum offering price per share ........... $12.33 $12.85 $12.64
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
113
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,567,057 $1,208,998 $934,004
Cost - Non-controlled affiliates (Note 3 f ) ...................... 68,106,475 31,417,586 24,976,866
Value - Unaffiliated issuers ................................ $2,594,880 $1,250,739 $968,725
Value - Non-controlled affiliates (Note 3 f ) ...................... 81,919,486 37,636,169 28,870,489
Receivables:
Investment securities sold ................................. — 211,900 105,501
Capital shares sold ...................................... 40,911 12,031 30,420
Dividends ............................................. 23,754 11,661 9,062
Affiliates .............................................. 28,567 42,300 60,368
Total assets ........................................ 84,607,598 39,164,800 30,044,565
Liabilities:
Payables:
Investment securities purchased ............................ — 216,892 171,309
Capital shares redeemed ................................. 71,988 8,147 7,690
Distribution fees ........................................ 23,730 12,335 10,083
Transfer agent fees ...................................... 24,042 24,079 18,762
Professional fees ....................................... 15,532 15,362 13,769
Trustees' fees and expenses ............................... 1,186 1,224 1,226
Distributions to shareholders ............................... 6,276 583 —
Accrued expenses and other liabilities ......................... 1,275 1,641 1,619
Total liabilities ....................................... 144,029 280,263 224,458
Net assets, at value ............................... $84,463,569 $38,884,537 $29,820,107
Net assets consist of:
Paid-in capital ........................................... $72,274,418 $33,425,790 $26,551,494
Total distributable earnings (losses) ........................... 12,189,151 5,458,747 3,268,613
Net assets, at value ............................... $84,463,569 $38,884,537 $29,820,107

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
114
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Class A:
Net assets, at value ..................................... $70,071,307 $28,576,278 $21,381,964
Shares outstanding ...................................... 5,314,601 2,239,778 1,853,315
Net asset value per share
a
................................ $13.18 $12.76 $11.54
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $13.95 $13.50 $12.21
Class C:
Net assets, at value ..................................... $10,812,206 $7,323,553 $6,705,339
Shares outstanding ...................................... 855,797 583,317 596,318
Net asset value and maximum offering price per share
a
........... $12.63 $12.56 $11.24
Class R:
Net assets, at value ..................................... $2,005,093 $1,714,407 $1,100,981
Shares outstanding ...................................... 153,009 134,139 95,959
Net asset value and maximum offering price per share ........... $13.10 $12.78 $11.47
Class R6:
Net assets, at value ..................................... $48,723 $94,377 $8,425
Shares outstanding ...................................... 3,535 7,326 715
Net asset value and maximum offering price per share ........... $13.78 $12.88 $11.78
Advisor Class:
Net assets, at value ..................................... $1,526,240 $1,175,922 $623,398
Shares outstanding ...................................... 114,444 91,334 53,928
Net asset value and maximum offering price per share ........... $13.34 $12.87 $11.56
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
115
Franklin
LifeSmart™
2060
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $120,607
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 3,775,221
Value - Unaffiliated issuers .................................................................. $122,416
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 3,893,552
Receivables:
Investment securities sold ................................................................... 7,621
Capital shares sold ........................................................................ 14,170
Dividends ............................................................................... 1,219
Affiliates ................................................................................ 100,973
Total assets .......................................................................... 4,139,951
Liabilities:
Payables:
Investment securities purchased .............................................................. 11,180
Distribution fees .......................................................................... 793
Transfer agent fees ........................................................................ 1,790
Professional fees ......................................................................... 28,685
Trustees' fees and expenses ................................................................. 9
Distributions to shareholders ................................................................. 5,048
Accrued expenses and other liabilities ........................................................... 673
Total liabilities ......................................................................... 48,178
Net assets, at value ................................................................. $4,091,773
Net assets consist of:
Paid-in capital ............................................................................. $4,080,390
Total distributable earnings (losses) ............................................................. 11,383
Net assets, at value ................................................................. $4,091,773

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
116
Franklin
LifeSmart™
2060
Retirement
Target Fund
Class A:
Net assets, at value ....................................................................... $2,764,982
Shares outstanding ........................................................................ 278,521
Net asset value per share
a
.................................................................. $9.93
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $10.51
Class C:
Net assets, at value ....................................................................... $293,561
Shares outstanding ........................................................................ 29,641
Net asset value and maximum offering price per share
a
............................................. $9.90
Class R:
Net assets, at value ....................................................................... $40,209
Shares outstanding ........................................................................ 4,053
Net asset value and maximum offering price per share ............................................. $9.92
Class R6:
Net assets, at value ....................................................................... $9,947
Shares outstanding ........................................................................ 1,000
Net asset value and maximum offering price per share ............................................. $9.95
Advisor Class:
Net assets, at value ....................................................................... $983,074
Shares outstanding ........................................................................ 99,072
Net asset value and maximum offering price per share ............................................. $9.92
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
117
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $316,541 $32,879 $108,871
Non-controlled affiliates (Note 3 f ) ........................... 766,672 318,830 1,085,598
Interest:
Unaffiliated issuers ...................................... 138,757 865 2,133
Total investment income ................................. 1,221,970 352,574 1,196,602
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 57,028 40,519 144,445
Distribution fees: (Note 3c )
    Class A .............................................. 46,883 34,119 122,740
    Class C .............................................. 18,622 18,758 59,769
    Class R .............................................. 4,223 1,667 4,969
Transfer agent fees: (Note 3e )
    Class A .............................................. 25,397 14,295 56,970
    Class C .............................................. 2,517 1,964 6,923
    Class R .............................................. 1,143 349 1,154
    Class R6 ............................................. 61 49 93
    Advisor Class .......................................... 1,783 357 1,586
Custodian fees (Note 4 ) .................................... 1,860 43 150
Reports to shareholders fees ................................ 4,225 1,309 7,318
Registration and filing fees .................................. 56,890 57,310 61,752
Professional fees ......................................... 31,260 23,948 24,627
Trustees' fees and expenses ................................ 841 768 1,207
Other .................................................. 4,867 5,013 5,707
Total expenses ....................................... 257,600 200,468 499,410
Expense reductions (Note 4 ) ............................. (2) (2) —
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (176,923) (108,248) (175,332)
Net expenses ....................................... 80,675 92,218 324,078
Net investment income .............................. 1,141,295 260,356 872,524
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (729,325) (16,032) (54,504)
Non-controlled affiliates (Note 3 f ) .......................... (266,123) (281,030) (961,773)
Net realized gain (loss) ................................ (995,448) (297,062) (1,016,277)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 1,262,901 79,743 306,520
Non-controlled affiliates (Note 3 f ) .......................... 1,215,323 2,178,978 8,664,410
Net change in unrealized appreciation (depreciation) .......... 2,478,224 2,258,721 8,970,930
Net realized and unrealized gain (loss) .......................... 1,482,776 1,961,659 7,954,653
Net increase (decrease) in net assets resulting from operations ........ $2,624,071 $2,222,015 $8,827,177

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
118
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $51,276 $92,030 $31,665
Non-controlled affiliates (Note 3 f ) ........................... 530,671 997,578 346,882
Interest:
Unaffiliated issuers ...................................... 1,488 1,501 1,552
Total investment income ................................. 583,435 1,091,109 380,099
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 73,976 147,980 54,593
Distribution fees: (Note 3c )
    Class A .............................................. 57,851 119,658 42,797
    Class C .............................................. 48,933 74,224 35,282
    Class R .............................................. 3,192 10,018 2,470
Transfer agent fees: (Note 3e )
    Class A .............................................. 35,227 70,666 35,348
    Class C .............................................. 7,440 10,943 7,279
    Class R .............................................. 969 2,957 1,011
    Class R6 ............................................. 108 195 61
    Advisor Class .......................................... 1,346 2,735 1,192
Custodian fees (Note 4 ) .................................... 55 108 18
Reports to shareholders fees ................................ 4,673 7,773 2,969
Registration and filing fees .................................. 59,505 77,846 58,232
Professional fees ......................................... 23,965 23,698 23,422
Trustees' fees and expenses ................................ 887 1,187 797
Other .................................................. 5,267 5,810 5,948
Total expenses ....................................... 323,394 555,798 271,419
Expense reductions (Note 4 ) ............................. (1) — —
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (140,091) (205,426) (133,489)
Net expenses ....................................... 183,302 350,372 137,930
Net investment income .............................. 400,133 740,737 242,169
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (14,329) (16,651) (6,067)
Non-controlled affiliates (Note 3 f ) .......................... (333,081) (484,619) (224,297)
Net realized gain (loss) ................................ (347,410) (501,270) (230,364)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 135,743 312,712 117,598
Non-controlled affiliates (Note 3 f ) .......................... 4,774,900 10,342,867 4,246,309
Net change in unrealized appreciation (depreciation) .......... 4,910,643 10,655,579 4,363,907
Net realized and unrealized gain (loss) .......................... 4,563,233 10,154,309 4,133,543
Net increase (decrease) in net assets resulting from operations ........ $4,963,366 $10,895,046 $4,375,712

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
119
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $38,029 $18,486 $14,257
Non-controlled affiliates (Note 3 f ) ........................... 602,920 257,898 196,134
Interest:
Unaffiliated issuers ...................................... 2,874 1,356 —
Total investment income ................................. 643,823 277,740 210,391
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 100,360 45,045 33,943
Distribution fees: (Note 3c )
    Class A .............................................. 82,768 33,013 24,205
    Class C .............................................. 53,560 34,545 31,131
    Class R .............................................. 4,787 3,988 2,489
Transfer agent fees: (Note 3e )
    Class A .............................................. 68,058 43,361 50,911
    Class C .............................................. 10,968 11,322 16,339
    Class R .............................................. 1,960 2,612 2,607
    Class R6 ............................................. 78 42 79
    Advisor Class .......................................... 1,440 1,761 1,476
Custodian fees (Note 4 ) .................................... 37 8 7
Reports to shareholders fees ................................ 7,126 4,534 5,014
Registration and filing fees .................................. 59,027 57,969 71,725
Professional fees ......................................... 23,916 23,867 23,053
Trustees' fees and expenses ................................ 991 760 707
Other .................................................. 6,321 5,950 5,767
Total expenses ....................................... 421,397 268,777 269,453
Expense reductions (Note 4 ) ............................. — — (11)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (176,679) (152,169) (178,356)
Net expenses ....................................... 244,718 116,608 91,086
Net investment income .............................. 399,105 161,132 119,305
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (12,661) (2,458) (2,175)
Non-controlled affiliates (Note 3 f ) .......................... (942,236) (285,985) (322,418)
Net realized gain (loss) ................................ (954,897) (288,443) (324,593)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 206,075 98,369 70,976
Non-controlled affiliates (Note 3 f ) .......................... 8,994,791 4,061,425 3,161,402
Net change in unrealized appreciation (depreciation) .......... 9,200,866 4,159,794 3,232,378
Net realized and unrealized gain (loss) .......................... 8,245,969 3,871,351 2,907,785
Net increase (decrease) in net assets resulting from operations ........ $8,645,074 $4,032,483 $3,027,090

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
120
Franklin
LifeSmart™
2060
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $1,825
Non-controlled affiliates (Note 3 f ) ............................................................. 25,482
Total investment income ................................................................... 27,307
Expenses:
Management & A sset allocation fees (Note 3 a ) ..................................................... 4,367
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,865
    Class C ................................................................................ 1,129
    Class R ................................................................................ 89
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 7,659
    Class C ................................................................................ 752
    Class R ................................................................................ 119
    Class R6 ............................................................................... 2
    Advisor Class ............................................................................ 3,121
Custodian fees (Note 4 ) ...................................................................... 2
Reports to shareholders fees .................................................................. 1,858
Registration and filing fees .................................................................... 64,894
Professional fees ........................................................................... 25,691
Trustees' fees and expenses .................................................................. 520
Other .................................................................................... 1,553
Total expenses ......................................................................... 114,621
Expense reductions (Note 4 ) ............................................................... (4)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (106,207)
Net expenses ......................................................................... 8,410
Net investment income ................................................................ 18,897
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (418)
Non-controlled affiliates (Note 3 f ) ............................................................ (52,960)
Net realized gain (loss) .................................................................. (53,378)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 7,713
Non-controlled affiliates (Note 3 f ) ............................................................ 405,319
Net change in unrealized appreciation (depreciation) ............................................ 413,032
Net realized and unrealized gain (loss) ............................................................ 359,654
Net increase (decrease) in net assets resulting from operations .......................................... $378,551

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
121
Franklin LifeSmart™ Retirement Income
Fund
Franklin LifeSmart™ 2020 Retirement Target
Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,141,295 $2,581,261 $260,356 $772,210
Net realized gain (loss) ............ (995,448) (2,384,135) (297,062) (596,608)
Net change in unrealized appreciation
(depreciation) ................. 2,478,224 (7,125,716) 2,258,721 (6,961,502)
Net increase (decrease) in net
assets resulting from operations . 2,624,071 (6,928,590) 2,222,015 (6,785,900)
Distributions to shareholders:
Class A ........................ (772,569) (2,225,626) (472,883) (1,072,841)
Class C ........................ (61,651) (231,774) (52,137) (121,787)
Class R ........................ (32,624) (98,684) (10,751) (21,475)
Class R6 ....................... (1,521) (6,596) (716) (153)
Advisor Class ................... (57,449) (142,681) (13,332) (25,341)
Total distributions to shareholders ..... (925,814) (2,705,361) (549,819) (1,241,597)
Capital share transactions: (Note 2 )
Class A ........................ (460,282) (1,281,795) (1,525,224) (2,512,663)
Class C ........................ (850,617) (1,666,149) (257,568) (1,393,273)
Class R ........................ (254,459) (89,444) (12,539) 30,324
Class R6 ....................... 1,430 33,869 35,365 89
Advisor Class ................... 2,392 58,529 93,203 (56,975)
Total capital share transactions ....... (1,561,536) (2,944,990) (1,666,763) (3,932,498)
Net increase (decrease) in net
assets ..................... 136,721 (12,578,941) 5,433 (11,959,995)
Net assets:
Beginning of period ................ 45,372,766 57,951,707 32,561,543 44,521,538
End of period ..................... $45,509,487 $45,372,766 $32,566,976 $32,561,543

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
122
Franklin LifeSmart™ 2025 Retirement Target
Fund
Franklin LifeSmart™ 2030 Retirement Target
Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $872,524 $2,282,063 $400,133 $956,001
Net realized gain (loss) ............ (1,016,277) (1,032,891) (347,410) (1,913,318)
Net change in unrealized appreciation
(depreciation) ................. 8,970,930 (23,804,738) 4,910,643 (10,135,087)
Net increase (decrease) in net
assets resulting from operations . 8,827,177 (22,555,566) 4,963,366 (11,092,404)
Distributions to shareholders:
Class A ........................ (1,555,702) (3,674,030) (635,153) (1,583,281)
Class C ........................ (151,513) (429,078) (101,069) (305,484)
Class R ........................ (29,795) (69,346) (15,966) (45,630)
Class R6 ....................... (12,150) (21,254) (1,095) (595)
Advisor Class ................... (47,210) (100,724) (25,176) (64,032)
Total distributions to shareholders ..... (1,796,370) (4,294,432) (778,459) (1,999,022)
Capital share transactions: (Note 2 )
Class A ........................ (4,012,697) 950,061 1,071,763 4,257,445
Class C ........................ (947,860) (2,391,827) (153,060) (228,935)
Class R ........................ 29,452 (630,963) (90,670) 84,190
Class R6 ....................... 8,576 240,106 31,030 13,369
Advisor Class ................... 108,997 95,139 (189,717) 218,000
Total capital share transactions ....... (4,813,532) (1,737,484) 669,346 4,344,069
Net increase (decrease) in net
assets ..................... 2,217,275 (28,587,482) 4,854,253 (8,747,357)
Net assets:
Beginning of period ................ 114,379,031 142,966,513 56,857,379 65,604,736
End of period ..................... $116,596,306 $114,379,031 $61,711,632 $56,857,379

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
123
Franklin LifeSmart™ 2035 Retirement Target
Fund
Franklin LifeSmart™ 2040 Retirement Target
Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $740,737 $1,730,579 $242,169 $486,110
Net realized gain (loss) ............ (501,270) (412,477) (230,364) (132,501)
Net change in unrealized appreciation
(depreciation) ................. 10,655,579 (23,647,344) 4,363,907 (8,434,516)
Net increase (decrease) in net
assets resulting from operations . 10,895,046 (22,329,242) 4,375,712 (8,080,907)
Distributions to shareholders:
Class A ........................ (1,493,733) (3,409,043) (473,952) (1,170,266)
Class C ........................ (186,220) (504,214) (74,684) (208,787)
Class R ........................ (56,703) (132,349) (11,213) (33,215)
Class R6 ....................... (1,690) (3,441) (3,687) (10,610)
Advisor Class ................... (59,642) (137,211) (17,211) (48,604)
Total distributions to shareholders ..... (1,797,988) (4,186,258) (580,747) (1,471,482)
Capital share transactions: (Note 2 )
Class A ........................ 2,251,057 8,084,547 1,607,875 4,136,064
Class C ........................ (297,865) (297,182) 183,610 350,228
Class R ........................ (156,332) 608,222 (216,167) (346,086)
Class R6 ....................... 8,342 17,337 26,492 (33,477)
Advisor Class ................... (107,226) 390,255 34,927 502,914
Total capital share transactions ....... 1,697,976 8,803,179 1,636,737 4,609,643
Net increase (decrease) in net
assets ..................... 10,795,034 (17,712,321) 5,431,702 (4,942,746)
Net assets:
Beginning of period ................ 113,081,556 130,793,877 41,291,812 46,234,558
End of period ..................... $123,876,590 $113,081,556 $46,723,514 $41,291,812

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
124
Franklin LifeSmart™ 2045 Retirement Target
Fund
Franklin LifeSmart™ 2050 Retirement Target
Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $399,105 $805,299 $161,132 $329,254
Net realized gain (loss) ............ (954,897) 135,213 (288,443) (159,230)
Net change in unrealized appreciation
(depreciation) ................. 9,200,866 (17,140,638) 4,159,794 (7,235,854)
Net increase (decrease) in net
assets resulting from operations . 8,645,074 (16,200,126) 4,032,483 (7,065,830)
Distributions to shareholders:
Class A ........................ (980,566) (2,450,238) (337,666) (960,821)
Class C ........................ (123,196) (373,600) (64,601) (222,132)
Class R ........................ (25,644) (96,145) (18,199) (66,384)
Class R6 ....................... (673) (205) (1,232) (202)
Advisor Class ................... (22,528) (54,042) (15,011) (41,024)
Total distributions to shareholders ..... (1,152,607) (2,974,230) (436,709) (1,290,563)
Capital share transactions: (Note 2 )
Class A ........................ 1,829,084 4,747,600 1,347,698 295,982
Class C ........................ (722,131) (238,740) 72,027 168,563
Class R ........................ (357,033) (510,729) (53,456) 129,424
Class R6 ....................... 34,909 12,553 83,434 3,568
Advisor Class ................... 116,634 23,043 90,313 257,479
Total capital share transactions ....... 901,463 4,033,727 1,540,016 855,016
Net increase (decrease) in net
assets ..................... 8,393,930 (15,140,629) 5,135,790 (7,501,377)
Net assets:
Beginning of period ................ 76,069,639 91,210,268 33,748,747 41,250,124
End of period ..................... $84,463,569 $76,069,639 $38,884,537 $33,748,747

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
125
Franklin LifeSmart™ 2055 Retirement Target
Fund
Franklin LifeSmart™ 2060 Retirement Target
Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $119,305 $234,037 $18,897 $31,001
Net realized gain (loss) ............ (324,593) (1,649) (53,378) (35,120)
Net change in unrealized appreciation
(depreciation) ................. 3,232,378 (4,943,792) 413,032 (382,052)
Net increase (decrease) in net
assets resulting from operations . 3,027,090 (4,711,404) 378,551 (386,171)
Distributions to shareholders:
Class A ........................ (324,617) (606,049) (29,386) (31,483)
Class C ........................ (83,777) (177,071) (2,285) (2,940)
Class R ........................ (15,239) (30,805) (394) (783)
Class R6 ....................... (137) (173) (123) (268)
Advisor Class ................... (10,103) (17,314) (11,922) (25,855)
Total distributions to shareholders ..... (433,873) (831,412) (44,110) (61,329)
Capital share transactions: (Note 2 )
Class A ........................ 2,327,485 3,373,309 917,897 1,502,222
Class C ........................ 227,078 988,485 95,496 130,123
Class R ........................ 9,297 263,716 4,863 2,063
Class R6 ....................... 3,486 (2,225) — 17
Advisor Class ................... 49,575 117,736 3,398 11,844
Total capital share transactions ....... 2,616,921 4,741,021 1,021,654 1,646,269
Net increase (decrease) in net
assets ..................... 5,210,138 (801,795) 1,356,095 1,198,769
Net assets:
Beginning of period ................ 24,609,969 25,411,764 2,735,678 1,536,909
End of period ..................... $29,820,107 $24,609,969 $4,091,773 $2,735,678

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of eighteen
separate funds, ten of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Certain or all Funds invest primarily in mutual funds (Underlying Funds) and
exchange traded funds (ETFs), including affiliated funds
managed by Franklin Templeton (FT Underlying Funds).
The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Funds'
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
b. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end, as
indicated in the Schedules of Investments, had been entered
into on June 30, 2023.
c. Index-Linked Notes
Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities
issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked
notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate
the economic effects that would apply had the Fund directly
purchased the underlying referenced asset or basket of
assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the
credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments
held by the Funds.
d. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and realized capital gain distributions are recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. The Franklin LifeSmart
TM
Retirement Income Fund employs a managed distribution
policy. Under this policy, the Fund will distribute level monthly distributions in any given year regardless of the performance of the Fund; however, the twelfth monthly payment may
be greater than the initially anticipated amount if additional income or capital gains are required to be distributed.
These distributions may include income and capital gains
generated by the Underlying Funds, as well as a possible
return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted
higher or lower from year to year in response to market
conditions. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2023
Shares sold
a
................................... 539,788 $5,287,240 294,253 $3,199,371
Shares issued in reinvestment of distributions .......... 77,413 760,107 42,682 470,373
Shares redeemed ............................... (664,218) (6,507,629) (475,839) (5,194,968)
Net increase (decrease) .......................... (47,017) $(460,282) (138,904) $(1,525,224)
Year ended December 31, 2022
Shares sold
a
................................... 635,127 $6,640,061 360,430 $4,138,825
Shares issued in reinvestment of distributions .......... 219,854 2,195,999 100,659 1,071,091
Shares redeemed ............................... (1,001,551) (10,117,855) (684,947) (7,722,579)
Net increase (decrease) .......................... (146,570) $(1,281,795) (223,858) $(2,512,663)
Class C
Class C Shares:
Six Months ended June 30, 2023
Shares sold ................................... 68,961 $669,053 93,148 $1,002,150
Shares issued in reinvestment of distributions .......... 6,214 60,326 4,756 51,952
Shares redeemed
a
.............................. (162,196) (1,579,996) (121,717) (1,311,670)
Net increase (decrease) .......................... (87,021) $(850,617) (23,813) $(257,568)
Year ended December 31, 2022
Shares sold ................................... 67,069 $706,277 46,738 $530,032
Shares issued in reinvestment of distributions .......... 23,051 227,867 11,499 121,107
Shares redeemed
a
.............................. (251,814) (2,600,293) (179,646) (2,044,412)
Net increase (decrease) .......................... (161,694) $(1,666,149) (121,409) $(1,393,273)
Class R
Class R Shares:
Six Months ended June 30, 2023
Shares sold ................................... 13,659 $132,905 46,213 $501,117
Shares issued in reinvestment of distributions .......... 3,301 32,313 976 10,751
Shares redeemed ............................... (43,039) (419,677) (48,366) (524,407)
Net increase (decrease) .......................... (26,079) $(254,459) (1,177) $(12,539)
Year ended December 31, 2022
Shares sold ................................... 10,781 $109,293 10,797 $118,769
Shares issued in reinvestment of distributions .......... 9,919 98,683 2,022 21,475
Shares redeemed ............................... (29,527) (297,420) (9,667) (109,920)
Net increase (decrease) .......................... (8,827) $(89,444) 3,152 $30,324
Class R6

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2023
Shares sold ................................... 145 $1,430 3,111 $34,846
Shares issued in reinvestment of distributions .......... — — 57 642
Shares redeemed ............................... — — (11) (123)
Net increase (decrease) .......................... 145 $1,430 3,157 $35,365
Year ended December 31, 2022
Shares sold ................................... 18,343 $203,725 — $—
Capital c ontributions ............................. — — — 89
b
Shares issued in reinvestment of distributions .......... 67 742 — —
Shares redeemed ............................... (16,261) (170,598) — —
Net increase (decrease) .......................... 2,149 $33,869 — $89
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2023
Shares sold ................................... 48,589 $473,298 12,865 $142,507
Shares issued in reinvestment of distributions .......... 5,622 55,392 1,205 13,331
Shares redeemed ............................... (53,085) (526,298) (5,583) (62,635)
Net increase (decrease) .......................... 1,126 $2,392 8,487 $93,203
Year ended December 31, 2022
Shares sold ................................... 88,532 $916,603 1,712 $18,993
Shares issued in reinvestment of distributions .......... 13,681 137,345 2,370 25,341
Shares redeemed ............................... (97,171) (995,419) (8,994) (101,309)
Net increase (decrease) .......................... 5,042 $58,529 (4,912) $(56,975)
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2023
Shares sold
a
................................... 2,021,982 $23,063,893 971,566 $11,526,514
Shares issued in reinvestment of distributions .......... 133,394 1,546,929 52,250 631,337
Shares redeemed ............................... (2,503,132) (28,623,519) (934,016) (11,086,088)
Net increase (decrease) .......................... (347,756) $(4,012,697) 89,800 $1,071,763
Year ended December 31, 2022
Shares sold
a
................................... 1,278,837 $14,936,648 987,394 $12,064,139
Shares issued in reinvestment of distributions .......... 331,310 3,662,968 138,880 1,581,803
Shares redeemed ............................... (1,494,194) (17,649,555) (773,024) (9,388,497)
Net increase (decrease) .......................... 115,953 $950,061 353,250 $4,257,445
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended June 30, 2023
Shares sold ................................... 377,206 $4,203,427 259,390 $3,023,158
Shares issued in reinvestment of distributions .......... 13,363 151,508 8,519 101,069
Shares redeemed
a
.............................. (475,231) (5,302,795) (281,914) (3,277,287)
Net increase (decrease) .......................... (84,662) $(947,860) (14,005) $(153,060)
Year ended December 31, 2022
Shares sold ................................... 207,295 $2,410,456 260,662 $3,130,704
Shares issued in reinvestment of distributions .......... 39,666 429,064 27,224 305,245
Shares redeemed
a
.............................. (450,894) (5,231,347) (306,601) (3,664,884)
Net increase (decrease) .......................... (203,933) $(2,391,827) (18,715) $(228,935)
Class R
Class R Shares:
Six Months ended June 30, 2023
Shares sold ................................... 68,057 $772,451 60,676 $716,699
Shares issued in reinvestment of distributions .......... 2,580 29,795 1,325 15,966
Shares redeemed ............................... (68,276) (772,794) (69,750) (823,335)
Net increase (decrease) .......................... 2,361 $29,452 (7,749) $(90,670)
Year ended December 31, 2022
Shares sold ................................... 40,559 $476,198 25,207 $310,988
Shares issued in reinvestment of distributions .......... 6,314 69,346 4,010 45,608
Shares redeemed ............................... (94,686) (1,176,507) (22,191) (272,406)
Net increase (decrease) .......................... (47,813) $(630,963) 7,026 $84,190
Class R6
Class R6 Shares:
Six Months ended June 30, 2023
Shares sold ................................... — $— 2,469 $29,935
Shares issued in reinvestment of distributions .......... 1,043 12,150 89 1,095
Shares redeemed ............................... (307) (3,574) — —
Net increase (decrease) .......................... 736 $8,576 2,558 $31,030
Year ended December 31, 2022
Shares sold ................................... 19,066 $220,670 4,021 $47,255
Capital c ontributions ............................. — — — 92
b
Shares issued in reinvestment of distributions .......... 1,918 21,253 52 595
Shares redeemed ............................... (169) (1,817) (2,468) (34,573)
Net increase (decrease) .......................... 20,815 $240,106 1,605 $13,369
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended June 30, 2023
Shares sold ................................... 37,066 $426,911 4,107 $49,725
Shares issued in reinvestment of distributions .......... 3,772 43,884 2,053 24,938
Shares redeemed ............................... (31,328) (361,798) (21,894) (264,380)
Net increase (decrease) .......................... 9,510 $108,997 (15,734) $(189,717)
Year ended December 31, 2022
Shares sold ................................... 43,449 $527,001 22,627 $274,836
Shares issued in reinvestment of distributions .......... 8,418 93,452 5,559 63,597
Shares redeemed ............................... (42,545) (525,314) (9,688) (120,433)
Net increase (decrease) .......................... 9,322 $95,139 18,498 $218,000
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2023
Shares sold
a
................................... 2,202,891 $26,957,979 692,739 $8,364,591
Shares issued in reinvestment of distributions .......... 117,977 1,480,617 38,001 471,650
Shares redeemed ............................... (2,138,184) (26,187,539) (599,625) (7,228,366)
Net increase (decrease) .......................... 182,684 $2,251,057 131,115 $1,607,875
Year ended December 31, 2022
Shares sold
a
................................... 1,209,965 $15,192,429 555,994 $6,852,127
Shares issued in reinvestment of distributions .......... 291,267 3,392,469 102,807 1,170,329
Shares redeemed ............................... (851,728) (10,500,351) (305,861) (3,886,392)
Net increase (decrease) .......................... 649,504 $8,084,547 352,940 $4,136,064
Class C
Class C Shares:
Six Months ended June 30, 2023
Shares sold ................................... 502,905 $5,949,414 255,088 $3,001,541
Shares issued in reinvestment of distributions .......... 15,348 186,186 6,159 74,684
Shares redeemed
a
.............................. (543,457) (6,433,465) (245,539) (2,892,615)
Net increase (decrease) .......................... (25,204) $(297,865) 15,708 $183,610
Year ended December 31, 2022
Shares sold ................................... 178,539 $2,176,700 110,551 $1,342,369
Shares issued in reinvestment of distributions .......... 44,659 504,112 18,751 208,790
Shares redeemed
a
.............................. (243,419) (2,977,994) (99,476) (1,200,931)
Net increase (decrease) .......................... (20,221) $(297,182) 29,826 $350,228
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended June 30, 2023
Shares sold ................................... 63,250 $773,216 45,111 $543,348
Shares issued in reinvestment of distributions .......... 4,526 56,703 902 11,213
Shares redeemed ............................... (79,969) (986,251) (64,467) (770,728)
Net increase (decrease) .......................... (12,193) $(156,332) (18,454) $(216,167)
Year ended December 31, 2022
Shares sold ................................... 60,332 $748,720 33,670 $402,149
Shares issued in reinvestment of distributions .......... 11,371 132,349 2,916 33,215
Shares redeemed ............................... (21,524) (272,847) (65,079) (781,450)
Net increase (decrease) .......................... 50,179 $608,222 (28,493) $(346,086)
Class R6
Class R6 Shares:
Six Months ended June 30, 2023
Shares sold ................................... 2,083 $25,827 1,916 $22,930
Shares issued in reinvestment of distributions .......... 133 1,690 295 3,687
Shares redeemed ............................... (1,548) (19,175) (10) (125)
Net increase (decrease) .......................... 668 $8,342 2,201 $26,492
Year ended December 31, 2022
Shares sold ................................... 1,123 $14,120 1,639 $20,469
Shares issued in reinvestment of distributions .......... 292 3,441 924 10,610
Shares redeemed ............................... (18) (224) (5,491) (64,556)
Net increase (decrease) .......................... 1,397 $17,337 (2,928) $(33,477)
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2023
Shares sold ................................... 22,587 $283,469 10,571 $131,118
Shares issued in reinvestment of distributions .......... 4,576 58,113 1,369 17,115
Shares redeemed ............................... (35,313) (448,808) (9,408) (113,306)
Net increase (decrease) .......................... (8,150) $(107,226) 2,532 $34,927
Year ended December 31, 2022
Shares sold ................................... 36,349 $487,153 47,196 $647,725
Shares issued in reinvestment of distributions .......... 11,365 133,972 4,236 48,536
Shares redeemed ............................... (17,375) (230,870) (16,048) (193,347)
Net increase (decrease) .......................... 30,339 $390,255 35,384 $502,914
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2023
Shares sold
a
................................... 1,263,219 $15,954,250 494,159 $6,017,634
Shares issued in reinvestment of distributions .......... 73,873 965,293 26,729 336,775
Shares redeemed ............................... (1,192,737) (15,090,459) (410,718) (5,006,711)
Net increase (decrease) .......................... 144,355 $1,829,084 110,170 $1,347,698
Year ended December 31, 2022
Shares sold
a
................................... 762,207 $9,891,616 524,546 $6,511,712
Shares issued in reinvestment of distributions .......... 205,547 2,432,553 84,393 960,811
Shares redeemed ............................... (588,922) (7,576,569) (562,913) (7,176,541)
Net increase (decrease) .......................... 378,832 $4,747,600 46,026 $295,982
Class C
Class C Shares:
Six Months ended June 30, 2023
Shares sold ................................... 293,381 $3,543,819 152,186 $1,821,315
Shares issued in reinvestment of distributions .......... 9,885 123,092 5,244 64,570
Shares redeemed
a
.............................. (362,768) (4,389,042) (151,360) (1,813,858)
Net increase (decrease) .......................... (59,502) $(722,131) 6,070 $72,027
Year ended December 31, 2022
Shares sold ................................... 175,032 $2,194,961 125,525 $1,530,233
Shares issued in reinvestment of distributions .......... 32,863 373,406 19,786 222,132
Shares redeemed
a
.............................. (217,057) (2,807,107) (126,277) (1,583,802)
Net increase (decrease) .......................... (9,162) $(238,740) 19,034 $168,563
Class R
Class R Shares:
Six Months ended June 30, 2023
Shares sold ................................... 30,775 $386,506 38,461 $470,326
Shares issued in reinvestment of distributions .......... 1,977 25,644 1,443 18,172
Shares redeemed ............................... (62,299) (769,183) (44,783) (541,954)
Net increase (decrease) .......................... (29,547) $(357,033) (4,879) $(53,456)
Year ended December 31, 2022
Shares sold ................................... 38,097 $489,715 63,265 $777,563
Shares issued in reinvestment of distributions .......... 8,169 96,145 5,819 66,384
Shares redeemed ............................... (85,346) (1,096,589) (57,135) (714,523)
Net increase (decrease) .......................... (39,080) $(510,729) 11,949 $129,424
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2023
Shares sold ................................... 58,437 $781,915 6,869 $82,564
Shares issued in reinvestment of distributions .......... 45 616 92 1,167
Shares redeemed ............................... (56,127) (747,622) (24) (297)
Net increase (decrease) .......................... 2,355 $34,909 6,937 $83,434
Year ended December 31, 2022
Shares sold ................................... 1,571 $21,756 393 $5,060
Capital c ontributions ............................. — 131
b
— 6
b
Shares issued in reinvestment of distributions .......... 5 60 — —
Shares redeemed ............................... (674) (9,394) (115) (1,498)
Net increase (decrease) .......................... 902 $12,553 278 $3,568
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2023
Shares sold ................................... 12,103 $154,145 7,472 $91,343
Shares issued in reinvestment of distributions .......... 1,702 22,528 1,179 15,011
Shares redeemed ............................... (4,708) (60,039) (1,300) (16,041)
Net increase (decrease) .......................... 9,097 $116,634 7,351 $90,313
Year ended December 31, 2022
Shares sold ................................... 8,574 $112,346 20,407 $264,364
Shares issued in reinvestment of distributions .......... 4,518 54,042 3,570 41,017
Shares redeemed ............................... (11,004) (143,345) (3,959) (47,902)
Net increase (decrease) .......................... 2,088 $23,043 20,018 $257,479
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2023
Shares sold
a
................................... 459,271 $5,058,960 108,322 $1,021,446
Shares issued in reinvestment of distributions .......... 28,347 324,635 2,981 29,275
Shares redeemed ............................... (276,976) (3,056,110) (13,975) (132,824)
Net increase (decrease) .......................... 210,642 $2,327,485 97,328 $917,897
Year ended December 31, 2022
Shares sold
a
................................... 467,245 $5,255,655 152,804 $1,509,145
Shares issued in reinvestment of distributions .......... 58,870 606,004 3,535 31,222
Shares redeemed ............................... (225,259) (2,488,350) (3,971) (38,145)
Net increase (decrease) .......................... 300,856 $3,373,309 152,368 $1,502,222
Class C
Class C Shares:
Six Months ended June 30, 2023
Shares sold ................................... 137,374 $1,475,951 12,517 $118,071
Shares issued in reinvestment of distributions .......... 7,527 83,693 226 2,201
Shares redeemed
a
.............................. (123,913) (1,332,566) (2,635) (24,776)
Net increase (decrease) .......................... 20,988 $227,078 10,108 $95,496
Year ended December 31, 2022
Shares sold ................................... 149,632 $1,635,813 13,882 $134,024
Shares issued in reinvestment of distributions .......... 17,594 176,906 309 2,736
Shares redeemed
a
.............................. (74,585) (824,234) (660) (6,637)
Net increase (decrease) .......................... 92,641 $988,485 13,531 $130,123
Class R
Class R Shares:
Six Months ended June 30, 2023
Shares sold ................................... 47,271 $518,862 3,410 $32,291
Shares issued in reinvestment of distributions .......... 1,338 15,239 30 294
Shares redeemed ............................... (48,253) (524,804) (2,930) (27,722)
Net increase (decrease) .......................... 356 $9,297 510 $4,863
Year ended December 31, 2022
Shares sold ................................... 35,910 $393,368 164 $1,540
Shares issued in reinvestment of distributions .......... 3,008 30,805 62 553
Shares redeemed ............................... (14,486) (160,457) (3) (30)
Net increase (decrease) .......................... 24,432 $263,716 223 $2,063
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Management and Asset Allocation Fees
The Funds, except Franklin LifeSmart
TM
Retirement Income Fund, pay an asset allocation fee, calculated daily and paid monthly, to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2023
Shares sold ................................... 326 $3,651 — $—
Shares issued in reinvestment of distributions .......... 5 59 — —
Shares redeemed ............................... (20) (224) — —
Net increase (decrease) .......................... 311 $3,486 — $—
Year ended December 31, 2022
Shares sold ................................... 417 $5,173 — $—
Capital c ontributions ............................. — 70
b
— 17
b
Shares redeemed ............................... (603) (7,468) — —
Net increase (decrease) .......................... (186) $(2,225) — $17
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2023
Shares sold ................................... 12,689 $140,610 383 $3,640
Shares issued in reinvestment of distributions .......... 880 10,103 37 364
Shares redeemed ............................... (9,090) (101,138) (62) (606)
Net increase (decrease) .......................... 4,479 $49,575 358 $3,398
Year ended December 31, 2022
Shares sold ................................... 10,495 $111,106 1,228 $11,427
Shares issued in reinvestment of distributions .......... 1,679 17,314 56 492
Shares redeemed ............................... (907) (10,684) (8) (75)
Net increase (decrease) .......................... 11,267 $117,736 1,276 $11,844
a
May include a portion of Class C shares that were automatically converted to Class A.
b
An affiliate of the Fund voluntarily made a capital contribution to the Fund. This contribution was made to reimburse the Fund for previously over-accrued transfer agent fees.
The affiliate did not receive any shares of the Fund or other consideration in exchange for making this cash contribution.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin LifeSmart
TM
Retirement Income Fund pays an investment management fee, calculated daily and paid monthly, to  Advisers of 0.25% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $1,748 $708 $6,176 $8,107
CDSC retained ........................... $58 $285 $809 $411
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $11,854 $8,806 $12,429 $8,998
3. Transactions with Affiliates
(continued)
a. Management and Asset Allocation Fees
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
CDSC retained ........................... $475 $369 $4,628 $583
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $9,491 $2,743
CDSC retained ............................................................. $996 $12
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Transfer agent fees ........................ $23,896 $14,273 $57,907 $43,631
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Transfer agent fees ........................ $77,545 $44,917 $71,692 $55,303
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Transfer agent fees .......................................................... $59,821 $11,160
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees and asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the period ended June 30, 2023, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 2,252,957 $ 5,108 $ (98,960) $ (22,661) $ 99,918 $ 2,236,362 247,385 $ —
ClearBridge Tactical Dividend
Income Fund, Class IS ....... 4,254,426 976,195 (503,575) (57,151) 410,748 5,080,643 251,517 105,391
Franklin High Yield Corporate ETF 2,000,045 42,869 (98,297) (16,574) 81,210 2,009,253 88,280 54,621
Franklin Investment Grade
Corporate ETF ............ 2,580,137 127,429 (128,087) (35,055) 78,983 2,623,407 123,629 39,312
Franklin U.S. Core Bond ETF ... 3,983,538 1,406,022 (242,805) (41,183) 76,845 5,182,417 242,169 62,989
Franklin U.S. Core Equity (IU) Fund 1,352,460 90,496 (593,625) 92,240 70,225 1,011,796 75,507 14,427
Franklin U.S. Government
Securities Fund, Class R6 ..... 2,338,342 939,005 (214,929) (32,506) 33,592 3,063,504 599,512 39,005
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ...... 108,271 5,650,947 (4,746,168) — — 1,013,050 1,013,050 16,029
Templeton Developing Markets
Trust, Class R6 ............ 434,775 36,871 (40,833) (11,042) 49,890 469,661 26,400 —
Templeton Foreign Fund, Class R6 993,468 33,596 (197,509) 26,628 92,273 948,456 125,126 —
Western Asset Income Fund, Class
IS ..................... 6,703,412 248,145 (497,964) (105,370) 107,524 6,455,747 1,283,449 248,434
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short Duration High
Income Fund, Class I ........ $ 5,001,984 $ 186,354 $ (453,727) $ (63,449) $ 114,115 $ 4,785,277 1,011,687 $ 186,464
Total Non-Controlled Affiliates $32,003,815 $9,743,037 $(7,816,479) $(266,123) $1,215,323 $34,879,573 $766,672
Total Affiliated Securities .... $32,003,815 $9,743,037 $(7,816,479) $(266,123) $1,215,323 $34,879,573 $766,672
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,148,635 7,237 (143,387) (40,700) 80,533 1,052,318 116,407 —
ClearBridge Large Cap Value Fund,
Class IS ................. 993,724 9,610 (182,677) 14,137 31,287 866,081 22,613 6,150
Franklin Emerging Market Core
Equity (IU) Fund ........... 796,484 41,123 (23,196) (3,107) 47,382 858,686 91,740 3,751
Franklin Growth Fund, Class R6 . 2,365,638 2,179 (561,335) 123,283 256,982 2,186,747 17,939 —
Franklin High Yield Corporate ETF 564,767 39,364 (33,770) (5,197) 22,909 588,073 25,838 15,739
Franklin International Aggregate
Bond ETF ................ 687,942 51,710 (50,918) (15,063) 32,629 706,300 35,871 —
Franklin International Core Equity
(IU) Fund ................ 2,121,449 624,258 (353,368) (26,527) 277,930 2,643,742 236,471 28,416
Franklin International Growth Fund,
Class R6 ................ 321,494 84,764 (47,885) 350 42,640 401,363 24,578 —
Franklin Investment Grade
Corporate ETF ............ 740,948 30,601 (58,748) (12,385) 24,841 725,257 34,178 10,753
Franklin Systematic Style Premia
ETF .................... 311,909 29,622 (26,396) (4,421) 13,429 324,143 14,835 —
Franklin U.S. Core Bond ETF ... 5,721,468 190,354 (335,052) (57,369) 118,172 5,637,573 263,438 73,810
Franklin U.S. Core Equity (IU) Fund 5,318,184 53,318 (1,115,144) (142,685) 746,900 4,860,573 362,729 48,486
Franklin U.S. Equity Index ETF . 462,737 10,600 (64,468) 6,307 67,013 482,189 12,425 2,868
Franklin U.S. Large Cap Multifactor
Index ETF ............... 1,244,111 1,060 (244,547) (4,696) 158,153 1,154,081 25,778 9,060
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 186,396 13,281 (190,072) (5,442) (4,163) — — 1,216
Franklin U.S. Treasury Bond ETF 1,589,201 81,195 (91,656) (19,015) 23,541 1,583,266 76,223 22,589
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ...... 365,822 3,443,986 (3,173,789) — — 636,019 636,019 10,399
Templeton Developing Markets
Trust, Class R6 ............ 556,657 10,385 (40,483) (5,332) 53,352 574,579 32,298 —
Templeton Foreign Fund, Class R6 527,165 78,817 (55,111) (9) 67,161 618,023 81,533 —
Western Asset Core Plus Bond
Fund, Class IS ............ 3,293,679 198,021 (303,378) (78,142) 116,373 3,226,553 341,073 66,779
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 1,039,466 $ 59,254 $ (58,575) $ (5,017) $ 1,914 $ 1,037,042 288,067 $ 18,814
Total Non-Controlled Affiliates $30,357,876 $5,060,739 $(7,153,955) $(281,030) $2,178,978 $30,162,608 $318,830
Total Affiliated Securities .... $30,357,876 $5,060,739 $(7,153,955) $(281,030) $2,178,978 $30,162,608 $318,830
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,917,165 78,652 (363,172) (101,879) 203,359 2,734,125 302,448 —
ClearBridge Large Cap Value Fund,
Class IS ................. 4,124,126 103,143 (723,319) 19,229 172,257 3,695,436 96,487 26,006
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,318,843 227,791 (131,456) (18,631) 203,139 3,599,686 384,582 15,871
Franklin Growth Fund, Class R6 . 9,776,078 57,836 (2,132,642) 434,151 1,162,578 9,298,001 76,276 —
Franklin High Yield Corporate ETF 1,653,265 174,320 (111,142) (16,593) 68,670 1,768,520 77,703 47,052
Franklin International Aggregate
Bond ETF ................ 1,749,249 172,370 (129,730) (38,396) 83,249 1,836,742 93,283 —
Franklin International Core Equity
(IU) Fund ................ 8,737,714 2,862,134 (1,266,891) (104,379) 1,156,096 11,384,674 1,018,307 119,682
Franklin International Growth Fund,
Class R6 ................ 1,334,547 374,891 (168,629) (1,019) 178,411 1,718,201 105,217 —
Franklin Investment Grade
Corporate ETF ............ 2,168,184 152,312 (175,161) (36,944) 72,813 2,181,204 102,790 32,175
Franklin Systematic Style Premia
ETF .................... 1,090,313 116,367 (79,031) (15,687) 48,443 1,160,405 53,108 —
Franklin U.S. Core Bond ETF ... 16,728,174 1,114,970 (1,075,084) (187,395) 358,676 16,939,341 791,558 220,616
Franklin U.S. Core Equity (IU) Fund 22,138,668 254,347 (4,078,675) (537,768) 3,094,447 20,871,019 1,557,539 204,520
Franklin U.S. Equity Index ETF . 1,973,904 13,048 (238,909) 26,104 286,558 2,060,705 53,100 12,207
Franklin U.S. Large Cap Multifactor
Index ETF ............... 5,175,563 30,250 (915,320) (17,865) 668,234 4,940,862 110,361 38,566
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 783,624 73,756 (816,246) (23,526) (17,608) — — 5,121
Franklin U.S. Treasury Bond ETF 4,648,972 404,589 (305,697) (62,869) 73,506 4,758,501 229,088 67,516
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ...... 1,580,072 7,639,127 (7,416,534) — — 1,802,665 1,802,665 39,355
Templeton Developing Markets
Trust, Class R6 ............ 2,301,822 136,007 (199,208) (28,042) 223,728 2,434,307 136,836 —
Templeton Foreign Fund, Class R6 2,189,180 361,950 (185,984) (1,535) 282,187 2,645,798 349,050 —
Western Asset Core Plus Bond
Fund, Class IS ............ 9,628,633 848,795 (892,429) (231,336) 338,841 9,692,504 1,024,578 199,021
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 3,128,680 $ 298,116 $ (202,555) $ (17,393) $ 6,826 $ 3,213,674 892,687 $ 57,890
Total Non-Controlled Affiliates $107,146,776 $15,494,771 $(21,607,814) $(961,773) $8,664,410 $108,736,370 $1,085,598
Total Affiliated Securities .... $107,146,776 $15,494,771 $(21,607,814) $(961,773) $8,664,410 $108,736,370 $1,085,598
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,094,160 42,751 (98,761) (25,134) 63,107 1,076,123 119,040 —
ClearBridge Large Cap Value Fund,
Class IS ................. 2,391,404 97,077 (347,795) 8,654 106,381 2,255,721 58,896 15,653
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,880,693 236,204 (19,865) (219) 106,203 2,203,016 235,365 9,562
Franklin Growth Fund, Class R6 . 5,674,604 99,899 (1,041,816) 75,417 875,920 5,684,024 46,629 —
Franklin High Yield Corporate ETF 652,305 88,255 (22,442) (3,528) 24,154 738,744 32,458 19,234
Franklin International Aggregate
Bond ETF ................ 650,089 81,113 (25,459) (7,232) 24,112 722,623 36,700 —
Franklin International Core Equity
(IU) Fund ................ 5,195,817 1,611,898 (506,742) 5,254 621,595 6,927,822 619,662 71,862
Franklin International Growth Fund,
Class R6 ................ 781,964 227,095 (65,893) 82 104,654 1,047,902 64,170 —
Franklin Investment Grade
Corporate ETF ............ 856,547 81,618 (39,442) (8,411) 21,978 912,290 42,992 13,145
Franklin Systematic Style Premia
ETF .................... 544,509 68,838 (22,185) (1,982) 19,034 608,214 27,836 —
Franklin U.S. Core Bond ETF ... 6,610,946 621,275 (204,877) (35,346) 97,908 7,089,906 331,304 89,915
Franklin U.S. Core Equity (IU) Fund 12,706,277 305,580 (1,809,346) (243,293) 1,751,699 12,710,917 948,576 123,060
Franklin U.S. Equity Index ETF . 1,099,105 69,619 (97,355) 2,624 180,476 1,254,469 32,325 7,305
Franklin U.S. Large Cap Multifactor
Index ETF ............... 2,995,238 50,082 (421,149) (9,258) 397,034 3,011,947 67,276 23,129
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 453,627 47,090 (475,927) (14,684) (10,106) — — 3,087
Franklin U.S. Treasury Bond ETF 1,836,835 210,655 (59,796) (12,274) 14,718 1,990,138 95,811 27,504
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ...... 755,711 4,148,988 (3,726,043) — — 1,178,656 1,178,656 21,795
Templeton Developing Markets
Trust, Class R6 ............ 1,334,804 156,956 (115,343) (3,746) 117,458 1,490,129 83,762 —
Templeton Foreign Fund, Class R6 1,274,672 230,022 (55,827) (392) 165,113 1,613,588 212,874 —
Western Asset Core Plus Bond
Fund, Class IS ............ 3,805,315 435,800 (222,426) (56,163) 95,171 4,057,697 428,932 80,830
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 1,297,032 $ 153,322 $ (39,903) $ (3,450) $ (1,709) $ 1,405,292 390,359 $ 24,590
Total Non-Controlled Affiliates $53,891,654 $9,064,137 $(9,418,392) $(333,081) $4,774,900 $57,979,218 $530,671
Total Affiliated Securities .... $53,891,654 $9,064,137 $(9,418,392) $(333,081) $4,774,900 $57,979,218 $530,671
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,817,990 59,380 (150,574) (37,187) 102,030 1,791,639 198,190 —
ClearBridge Large Cap Value Fund,
Class IS ................. 5,384,764 184,317 (715,309) 19,898 241,759 5,115,429 133,562 35,599
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,245,221 512,716 (21,015) (4,649) 243,818 4,976,091 531,634 21,620
Franklin Growth Fund, Class R6 . 12,769,707 191,156 (2,250,979) 214,662 1,940,598 12,865,144 105,539 —
Franklin High Yield Corporate ETF 955,206 123,385 (15,220) (2,119) 32,821 1,094,073 48,070 28,318
Franklin International Aggregate
Bond ETF ................ 1,067,068 140,470 (31,518) (9,086) 37,346 1,204,280 61,162 —
Franklin International Core Equity
(IU) Fund ................ 11,077,804 4,171,095 (858,759) (74,848) 1,442,607 15,757,899 1,409,472 162,459
Franklin International Growth Fund,
Class R6 ................ 1,745,352 502,749 (104,006) (2,852) 238,228 2,379,471 145,712 —
Franklin Investment Grade
Corporate ETF ............ 1,254,204 127,477 (51,218) (10,691) 31,327 1,351,099 63,671 19,348
Franklin Systematic Style Premia
ETF .................... 1,087,488 122,777 (27,673) (5,383) 39,830 1,217,039 55,700 —
Franklin U.S. Core Bond ETF ... 9,671,832 907,593 (186,532) (30,868) 126,436 10,488,461 490,115 132,228
Franklin U.S. Core Equity (IU) Fund 27,947,872 429,550 (2,882,374) (414,668) 3,787,002 28,867,382 2,154,282 278,200
Franklin U.S. Equity Index ETF . 2,853,686 40,623 (480,068) 43,197 394,950 2,852,388 73,500 16,643
Franklin U.S. Large Cap Multifactor
Index ETF ............... 6,790,007 99,437 (932,903) (20,129) 902,250 6,838,662 152,751 52,750
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 1,026,129 98,262 (1,068,569) (33,830) (21,992) — — 6,994
Franklin U.S. Treasury Bond ETF 2,688,143 294,820 (41,168) (8,143) 12,515 2,946,167 141,837 40,453
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ...... 1,530,736 5,507,930 (4,830,031) — — 2,208,635 2,208,635 45,065
Templeton Developing Markets
Trust, Class R6 ............ 3,018,692 326,888 (226,695) (30,952) 289,608 3,377,541 189,856 —
Templeton Foreign Fund, Class R6 2,862,874 491,278 (61,781) (1,155) 372,962 3,664,178 483,401 —
Western Asset Core Plus Bond
Fund, Class IS ............ 5,566,784 673,397 (299,777) (73,348) 133,998 6,001,054 634,361 118,863
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 2,052,794 $ 218,866 $ (29,949) $ (2,468) $ (5,226) $ 2,234,017 620,560 $ 39,038
Total Non-Controlled Affiliates $107,414,353 $15,224,166 $(15,266,118) $(484,619) $10,342,867 $117,230,649 $997,578
Total Affiliated Securities .... $107,414,353 $15,224,166 $(15,266,118) $(484,619) $10,342,867 $117,230,649 $997,578
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 2,221,231 126,982 (309,890) 9,913 98,638 2,146,874 56,054 14,777
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,709,541 293,157 (22,118) (5,328) 101,896 2,077,148 221,917 8,945
Franklin Growth Fund, Class R6 . 5,263,064 217,590 (979,174) 9,775 881,774 5,393,029 44,241 —
Franklin High Yield Corporate ETF 255,736 44,950 (5,588) (859) 8,992 303,231 13,323 7,682
Franklin International Core Equity
(IU) Fund ................ 4,544,929 1,777,864 (329,435) (3,719) 564,277 6,553,916 586,218 67,345
Franklin International Growth Fund,
Class R6 ................ 721,611 221,978 (45,381) (235) 97,201 995,174 60,941 —
Franklin Investment Grade
Corporate ETF ............ 335,548 52,606 (19,826) (4,101) 9,309 373,536 17,603 5,241
Franklin Systematic Style Premia
ETF .................... 402,222 50,360 (9,557) (643) 13,451 455,833 20,862 —
Franklin U.S. Core Bond ETF ... 2,584,370 386,762 (86,579) (14,801) 37,481 2,907,233 135,852 35,761
Franklin U.S. Core Equity (IU) Fund 10,261,687 245,792 (1,685,316) (96,938) 1,261,135 9,986,360 745,251 96,753
Franklin U.S. Equity Index ETF . 1,172,213 1,855,524 (214,308) 11,129 401,357 3,225,915 83,125 13,412
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,879,808 120,298 (1,532,786) (71,644) 465,888 2,861,564 63,917 23,202
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 420,342 46,348 (443,266) (14,400) (9,024) — — 2,905
Franklin U.S. Treasury Bond ETF 718,725 111,830 (14,551) (2,283) 2,516 816,237 39,296 10,938
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ...... 714,891 3,076,776 (2,746,080) — — 1,045,587 1,045,587 16,281
Templeton Developing Markets
Trust, Class R6 ............ 1,238,555 190,767 (121,290) (16,079) 121,526 1,413,479 79,454 —
Templeton Foreign Fund, Class R6 1,182,080 231,659 (34,541) (515) 154,018 1,532,701 202,203 —
Western Asset Core Plus Bond
Fund, Class IS ............ 1,488,174 256,210 (92,118) (22,836) 37,686 1,667,116 176,228 32,052
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 607,513 $ 79,276 $ (8,250) $ (733) $ (1,812) $ 675,994 187,776 $ 11,588
Total Non-Controlled Affiliates $39,722,240 $9,386,729 $(8,700,054) $(224,297) $4,246,309 $44,430,927 $346,882
Total Affiliated Securities .... $39,722,240 $9,386,729 $(8,700,054) $(224,297) $4,246,309 $44,430,927 $346,882
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 4,396,296 309,156 (644,994) 10,746 204,172 4,275,376 111,629 29,917
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,534,143 494,905 (75,869) (10,306) 209,872 4,152,745 443,669 17,866
Franklin Growth Fund, Class R6 . 10,412,946 417,246 (1,897,083) 81,037 1,694,509 10,708,655 87,848 —
Franklin International Core Equity
(IU) Fund ................ 9,522,302 3,031,408 (707,260) (99,541) 1,250,921 12,997,830 1,162,597 134,711
Franklin International Growth Fund,
Class R6 ................ 1,422,808 477,352 (117,843) (2,916) 193,675 1,973,076 120,825 —
Franklin Systematic Style Premia
ETF .................... 726,599 109,797 (33,114) (6,934) 30,321 826,669 37,834 —
Franklin U.S. Core Bond ETF ... 3,142,919 639,876 (177,929) (29,238) 55,652 3,631,280 169,686 44,612
Franklin U.S. Core Equity (IU) Fund 22,078,457 255,176 (4,878,011) (699,082) 3,085,298 19,841,838 1,480,734 193,599
Franklin U.S. Equity Index ETF . 2,322,826 3,708,905 (441,943) 22,072 801,162 6,413,022 165,250 26,771
Franklin U.S. Large Cap Multifactor
Index ETF ............... 6,733,733 231,927 (2,044,136) (76,354) 845,858 5,691,028 127,117 43,743
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 831,174 104,246 (887,801) (29,397) (18,222) — — 5,844
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ...... 817,913 6,034,623 (5,395,422) — — 1,457,114 1,457,114 28,069
Templeton Developing Markets
Trust, Class R6 ............ 2,447,029 370,953 (217,230) (29,622) 238,661 2,809,791 157,942 —
Templeton Foreign Fund, Class R6 2,334,095 516,783 (114,407) (3,426) 305,068 3,038,113 400,806 —
Western Asset Core Plus Bond
Fund, Class IS ............ 3,208,080 733,813 (273,140) (68,623) 98,535 3,698,665 390,979 70,540
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 379,129 $ 40,496 $ (13,998) $ (652) $ (691) $ 404,284 112,301 $ 7,248
Total Non-Controlled Affiliates $74,310,449 $17,476,662 $(17,920,180) $(942,236) $8,994,791 $81,919,486 $602,920
Total Affiliated Securities .... $74,310,449 $17,476,662 $(17,920,180) $(942,236) $8,994,791 $81,919,486 $602,920
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 2,059,453 119,422 (229,649) 12,853 89,977 2,052,056 53,578 14,044
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,633,694 282,554 (13,828) (2,435) 95,312 1,995,297 213,173 8,481
Franklin Growth Fund, Class R6 . 4,882,286 165,227 (727,549) (33,941) 877,008 5,163,031 42,355 —
Franklin International Core Equity
(IU) Fund ................ 4,361,105 1,574,263 (199,884) (610) 538,045 6,272,919 561,084 63,761
Franklin International Growth Fund,
Class R6 ................ 670,060 211,028 (19,371) (1,214) 91,581 952,084 58,303 —
Franklin Systematic Style Premia
ETF .................... 325,248 46,107 (5,293) (141) 10,727 376,648 17,238 —
Franklin U.S. Core Bond ETF ... 637,746 223,316 (43,421) (1,774) 5,893 821,760 38,400 9,406
Franklin U.S. Core Equity (IU) Fund 9,106,717 283,257 (1,126,832) (102,633) 1,192,800 9,353,309 698,008 90,848
Franklin U.S. Equity Index ETF . 1,086,644 1,778,731 (169,641) 10,300 382,113 3,088,147 79,575 12,801
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,251,829 326,869 (2,003,854) (139,787) 525,225 2,960,282 66,122 24,129
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 388,008 43,492 (409,182) (13,751) (8,567) — — 2,775
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ...... 513,740 2,494,696 (2,249,910) — — 758,526 758,526 13,644
Templeton Developing Markets
Trust, Class R6 ............ 1,147,868 186,950 (77,115) (9,794) 109,291 1,357,200 76,290 —
Templeton Foreign Fund, Class R6 1,097,845 241,148 (16,316) 274 143,499 1,466,450 193,463 —
Western Asset Core Plus Bond
Fund, Class IS ............ 652,179 243,406 (66,924) (3,235) 9,038 834,464 88,210 14,762
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 170,002 $ 16,599 $ (1,991) $ (97) $ (517) $ 183,996 51,110 $ 3,247
Total Non-Controlled Affiliates $32,984,424 $8,237,065 $(7,360,760) $(285,985) $4,061,425 $37,636,169 $257,898
Total Affiliated Securities .... $32,984,424 $8,237,065 $(7,360,760) $(285,985) $4,061,425 $37,636,169 $257,898
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 1,535,093 203,535 (227,940) 3,413 75,435 1,589,536 41,502 10,708
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,176,660 301,591 — — 67,786 1,546,037 165,175 6,426
Franklin Growth Fund, Class R6 . 3,635,030 440,397 (698,104) (71,814) 717,341 4,022,850 33,001 —
Franklin International Core Equity
(IU) Fund ................ 3,177,361 1,423,883 (139,687) (13,149) 412,240 4,860,648 434,763 48,312
Franklin International Growth Fund,
Class R6 ................ 499,649 189,524 (20,561) (1,522) 70,887 737,977 45,192 —
Franklin Systematic Style Premia
ETF .................... 241,350 46,138 (7,364) (360) 8,393 288,157 13,188 —
Franklin U.S. Core Bond ETF ... 409,555 126,134 (49,881) (2,093) 5,724 489,439 22,871 5,846
Franklin U.S. Core Equity (IU) Fund 5,986,741 695,776 (287,598) (29,718) 828,774 7,193,975 536,864 68,519
Franklin U.S. Equity Index ETF . 808,337 1,463,521 (164,756) 5,120 295,814 2,408,036 62,050 9,852
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,730,960 462,088 (2,250,844) (174,551) 471,922 2,239,575 50,024 21,744
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 290,055 53,263 (325,966) (11,237) (6,115) — — 2,113
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ...... 418,686 2,257,999 (2,006,733) — — 669,952 669,952 10,868
Templeton Developing Markets
Trust, Class R6 ............ 856,596 249,670 (128,695) (22,824) 96,453 1,051,200 59,089 —
Templeton Foreign Fund, Class R6 818,415 228,629 (19,372) (209) 109,243 1,136,706 149,961 —
Western Asset Core Plus Bond
Fund, Class IS ............ 419,333 137,236 (66,392) (3,276) 7,782 494,683 52,292 9,276
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 126,941 $ 19,181 $ (3,929) $ (198) $ (277) $ 141,718 39,366 $ 2,470
Total Non-Controlled Affiliates $24,130,762 $8,298,565 $(6,397,822) $(322,418) $3,161,402 $28,870,489 $196,134
Total Affiliated Securities .... $24,130,762 $8,298,565 $(6,397,822) $(322,418) $3,161,402 $28,870,489 $196,134
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 168,239 60,120 (23,832) (536) 10,866 214,857 5,610 1,424
Franklin Emerging Market Core
Equity (IU) Fund ........... 127,983 72,078 — — 6,998 207,059 22,122 836
Franklin Growth Fund, Class R6 . 397,047 149,736 (82,073) (20,114) 101,977 546,573 4,484 —
Franklin International Core Equity
(IU) Fund ................ 349,433 260,401 (5,595) (1,044) 48,954 652,149 58,332 6,268
Franklin International Growth Fund,
Class R6 ................ 54,227 42,377 (3,172) (927) 8,953 101,458 6,213 —
Franklin Systematic Style Premia
ETF .................... 27,485 18,124 (4,762) (147) 1,230 41,930 1,919 —
Franklin U.S. Core Bond ETF ... 46,045 29,188 (6,537) (242) 561 69,015 3,225 756
Franklin U.S. Core Equity (IU) Fund 619,279 278,156 (27,706) (4,027) 103,708 969,410 72,344 8,861
Franklin U.S. Equity Index ETF . 88,061 211,245 (15,006) 67 38,710 323,077 8,325 1,307
Franklin U.S. Large Cap Multifactor
Index ETF ............... 433,828 68,168 (242,409) (19,876) 58,233 297,944 6,655 2,667
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 32,334 16,017 (46,098) (1,177) (1,076) — — 282
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ...... 43,913 580,459 (541,914) — — 82,458 82,458 1,571
Templeton Developing Markets
Trust, Class R6 ............ 93,071 57,505 (15,057) (4,353) 12,552 143,718 8,079 —
Templeton Foreign Fund, Class R6 89,999 56,476 (3,197) (59) 12,829 156,048 20,587 —
Western Asset Core Plus Bond
Fund, Class IS ............ 45,948 29,174 (7,776) (346) 713 67,713 7,158 1,184
Western Asset Short-Term Bond
Fund, Class IS ............ 15,036 9,423 (4,248) (179) 111 20,143 5,595 326
Total Non-Controlled Affiliates $2,631,928 $1,938,647 $(1,029,382) $(52,960) $405,319 $3,893,552 $25,482
Total Affiliated Securities .... $2,631,928 $1,938,647 $(1,029,382) $(52,960) $405,319 $3,893,552 $25,482
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin LifeSmart
TM
Retirement Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund other than Class R6 do not exceed 0.05% and for Class R6 do not exceed 0.00% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds, except Franklin LifeSmart
TM
Retirement Income Fund so that the operating expenses
(excluding interest expense, distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds other than Class R6 do not exceed 0.45% and for Class R6 do not exceed 0.40% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.00% based on the average net assets of the class until April 30, 2024.
h. Other Affiliated Transactions
At June 30, 2023, Templeton International Inc. owned 24.3% of Franklin LifeSmart
TM
2060 Retirement Target Fund’s
outstanding shares.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statements of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term .............................................. $ 635,970 $ 139,096 $ 1,072,652
Long term .............................................. 1,519,558 — 287,912
Total capital loss carryforwards ............................. $2,155,528 $139,096 $1,360,564
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
a a a a a
Cost of investments ....................... $49,182,054 $32,667,746 $111,580,601 $57,358,525
Unrealized appreciation ..................... $916,461 $3,037,771 $14,049,859 $7,742,288
Unrealized depreciation ..................... (4,662,568) (3,133,113) (8,588,129) (3,375,370)
Net unrealized appreciation (depreciation) ....... $(3,746,107) $(95,342) $5,461,730 $4,366,918
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
a a a a a
Cost of investments ....................... $111,756,912 $41,089,433 $71,400,885 $33,153,818
Unrealized appreciation ..................... $17,659,842 $6,896,184 $14,883,620 $6,453,369
Unrealized depreciation ..................... (5,551,084) (1,274,077) (1,770,139) (720,279)
Net unrealized appreciation (depreciation) ....... $12,108,758 $5,622,107 $13,113,481 $5,733,090
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
a a a
Cost of investments ......................................................... $26,256,756 $3,952,845
Unrealized appreciation ....................................................... $4,043,952 $149,649
Unrealized depreciation ....................................................... (461,494) (86,526)
Net unrealized appreciation (depreciation) ......................................... $3,582,458 $63,123
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, were as follows:
7. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2023, the
Funds did not use the Global Credit Facility.
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Purchases .............................. $8,514,942 $1,915,067 $9,009,405 $5,758,056
Sales .................................. $10,557,776 $4,147,407 $14,760,154 $5,844,442
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Purchases .............................. $10,877,575 $6,846,910 $12,398,744 $6,135,536
Sales .................................. $10,638,068 $6,026,142 $12,670,432 $5,144,901
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Purchases ................................................................ $6,416,791 $1,426,651
Sales .................................................................... $4,416,295 $492,525

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 42,157,159 $ — $ — $ 42,157,159
Index-Linked N otes:
Capital Markets ........................ — — 2,265,738 2,265,738
Short Term Investments ................... 1,013,050 — — 1,013,050
Total Investments in Securities ........... $43,170,209 $— $2,265,738 $45,435,947
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 31,936,385 — — 31,936,385
Short Term Investments ................... 636,019 — — 636,019
Total Investments in Securities ........... $32,572,404 $— $— $32,572,404
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 114,855,461 — — 114,855,461
Short Term Investments ................... 1,802,665 384,205 — 2,186,870
Total Investments in Securities ........... $116,658,126 $384,205 $— $117,042,331
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 60,546,787 — — 60,546,787
Short Term Investments ................... 1,178,656 — — 1,178,656
Total Investments in Securities ........... $61,725,443 $— $— $61,725,443
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 121,654,559 — — 121,654,559
Short Term Investments ................... 2,208,635 2,476 — 2,211,111
Total Investments in Securities ........... $123,863,194 $2,476 $— $123,865,670
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 45,661,305 — — 45,661,305
Short Term Investments ................... 1,045,587 4,648 — 1,050,235
Total Investments in Securities ........... $46,706,892 $4,648 $— $46,711,540
8. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2023, the reconciliation is as follows:
The Level 3 financial instruments include UBS AG into S&P 500 Index (Senior Note) with value of $2,265,738, which is valued using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 83,057,252 $ — $ — $ 83,057,252
Short Term Investments ................... 1,457,114 — — 1,457,114
Total Investments in Securities ........... $84,514,366 $— $— $84,514,366
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 38,128,382 — — 38,128,382
Short Term Investments ................... 758,526 — — 758,526
Total Investments in Securities ........... $38,886,908 $— $— $38,886,908
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 29,169,262 — — 29,169,262
Short Term Investments ................... 669,952 — — 669,952
Total Investments in Securities ........... $29,839,214 $— $— $29,839,214
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 3,933,510 — — 3,933,510
Short Term Investments ................... 82,458 — — 82,458
Total Investments in Securities ........... $4,015,968 $— $— $4,015,968
a
For detailed categories, see the accompanying Schedule of Investments.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
Index-Linked Notes :
Capital Markets ..... $ 4,556,722 $ — $ (2,559,156) $ — $ — $ — $ (191,502) $ 459,674 $ 2,265,738 $ 211,693
Total Investments in
Securities ............ $4,556,722 $— $(2,559,156) $— $— $— $(191,502) $459,674 $2,265,738 $211,693
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
8. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ETF
Exchange-Traded Fund
TIPS
Treasury Inflation Protected Securities

Franklin Fund Allocator Series
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN FUND ALLOCATOR SERIES
Franklin LifeSmart Retirement Income Fund
Franklin LifeSmart 2020 Retirement Target Fund
Franklin LifeSmart 2025 Retirement Target Fund
Franklin LifeSmart 2030 Retirement Target Fund
Franklin LifeSmart 2035 Retirement Target Fund
Franklin LifeSmart 2040 Retirement Target Fund
Franklin LifeSmart 2045 Retirement Target Fund
Franklin LifeSmart 2050 Retirement Target Fund
Franklin LifeSmart 2055 Retirement Target Fund
Franklin LifeSmart 2060 Retirement Target Fund
(each a Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting),
the Board of Trustees (Board) of Franklin Fund Allocator
Series (Trust), including a majority of the trustees who
are not “interested persons” (Independent Trustees) as
defined in the Investment Company Act of 1940 (1940 Act),
reviewed and approved the continuance of the investment
management agreements between Franklin Advisers, Inc.
(Manager) and the Trust, on behalf of each Fund (each
a Management Agreement) for the period May 1, 2023
through June 30, 2023 (Stub Period). The Independent
Trustees noted that each Fund’s annual contract review
was historically held at the February Board meeting and
that management proposed to move the contract review to
the May Board meeting. The Independent Trustees further
noted management’s explanation that, to effect this change,
the Board needed to consider the renewal of each Fund’s
Management Agreement prior to its current April 30, 2023
expiration date. The Independent Trustees also noted that
management would ask them to consider the continuation
of the Management Agreements again at the May Board
meeting for the 12-month period beginning July 1, 2023.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of each Management
Agreement for the Stub Period. Although the Management
Agreements for the Funds were considered at the same
Board meeting, the Board considered the information
provided to it about the Funds together and with respect to
each Fund separately as the Board deemed appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered
information provided by the Manager at the March
Meeting and throughout the year at meetings of the
Board and its committees. The Board also reviewed
and considered information provided in response to a
detailed set of requests for information submitted to the
Manager by Independent Trustee counsel on behalf of
the Independent Trustees in connection with the annual
contract renewal process. In addition, prior to the March
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered prior
to and at the March Meeting. The Board reviewed and
considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including,
but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment
performance of each Fund; (iii) the costs of the services
provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors (Factors).
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of each
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the best
interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on

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Shareholder Information

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Semiannual Report
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin LifeSmart Retirement Income Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional retirement income funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of its
Performance Universe. The Board also noted that the Fund’s
annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe.
The Board discussed this performance with management
and management explained that the Fund seeks to provide
a stable and consistent income with a modest amount of
risk. Management further explained that investment selection had been a main detractor of Fund performance over the
longer periods, primarily with respect to the investment in
higher dividend-yielding companies which were out of favor
relative to higher growth, lower dividend paying companies.
The Board noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment
objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given
these attributes. The Board further noted that the Fund’s
annualized income return for the one-, three- and five-year
periods was in the first quintile of the Performance Universe.
The Board concluded that the Fund’s performance was
satisfactory.
Franklin LifeSmart 2020 Retirement Target Fund and
Franklin LifeSmart 2030 Retirement Target Fund - The
Performance Universe for each of the Franklin LifeSmart
2020 Retirement Target Fund and Franklin LifeSmart 2030
Retirement Target Fund included the Fund and all retail and
institutional mixed-asset target 2020 funds or 2030 funds,
respectively. Each Fund commenced operations on July
1, 2013, and thus has been in operation for less than ten
years. The Board noted that each Fund’s annualized total
return and annualized income return for the one-, three- and five-year periods were below the medians of its Performance
Universe. The Board discussed this performance with
management and management explained that prior to
May 1, 2019, each Fund’s glide path was one of the most
conservative amongst its peers but since the adoption of the new glide path performance relative to peers has improved.
Management further explained that investment selection
had been a main detractor of Fund performance over the
longer period, primarily in the non-US equity portion of each
Fund’s portfolio. The Board further noted management’s
view regarding the income-related attributes of each Fund
(e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. Management then
discussed with the Board the actions that are being taken in an effort to improve the performance of each Fund, including enhancements the portfolio management team has made
and continues to make to the Fund’s portfolio construction

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and the continual review of the Fund’s glide path to ensure consistency with peer averages. The Board concluded that
each Fund’s Management Agreement should be continued
for the Stub Period, and management’s efforts should
continue to be closely monitored.
Franklin LifeSmart 2025 Retirement Target Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional mixed-asset target 2025 funds.
The Board noted that the Fund’s annualized total return
and annualized income return for the one-, three-, five- and
10-year periods were below the medians of its Performance
Universe. The Board discussed this performance with
management and management explained that prior to
May 1, 2019, the Fund’s glide path was one of the most
conservative amongst its peers but since the adoption of the new glide path performance relative to peers has improved.
Management further explained that investment selection
had been a main detractor of Fund performance over the
longer period, primarily in the non-US equity portion of the
Fund’s portfolio. The Board further noted management’s
view regarding the income-related attributes of the Fund
(e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. Management then
discussed with the Board the actions that are being taken in an effort to improve the performance of the Fund, including
enhancements the portfolio management team has made
and continues to make to the Fund’s portfolio construction
and the continual review of the Fund’s glide path to ensure
consistency with peer averages. The Board concluded that
the Fund’s Management Agreement should be continued for
the Stub Period, and management’s efforts should continue
to be closely monitored.
Franklin LifeSmart 2035 Retirement Target Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional mixed-asset target 2035 funds. The
Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board also noted that
the Fund’s annualized total return for the three-, five- and
10-year periods was below the median of its Performance
Universe, but for the one-year period was above the median
of its Performance Universe. The Board discussed this
performance with management and management explained
that prior to May 1, 2019, the Fund’s glide path was one
of the most conservative amongst its peers but since the
adoption of the new glide path performance relative to
peers has improved. Management further explained that
investment selection had been a main detractor of Fund
performance over the longer period, primarily in the non-US
equity portion of the Fund’s portfolio. The Board further noted
management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an
income return basis was appropriate given these attributes.
Management then discussed with the Board the actions that
are being taken in an effort to improve the performance of
the Fund, including enhancements the portfolio management
team has made and continues to make to the Fund’s
portfolio construction and the continual review of the Fund’s glide path to ensure consistency with peer averages. The
Board concluded that the Fund’s Management Agreement
should be continued for the Stub Period, and management’s
efforts should continue to be closely monitored.
Franklin LifeSmart 2040 Retirement Target Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional mixed-asset target 2040 funds.
The Fund commenced operations on July 1, 2013, thus the
Fund has been in operation for less than ten years. The
Board noted that the Fund’s annualized income return for
the one-, three- and five-year periods was below the median
of its Performance Universe. The Board also noted that the
Fund’s annualized total return for the one- and three-year
periods was above the median of its Performance Universe,
but for the five-year period was below the median of its
Performance Universe. The Board concluded that the Fund’s
performance was satisfactory.
Franklin LifeSmart 2045 Retirement Target Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional mixed-asset target 2045 funds.
The Board noted that the Fund’s annualized total return
for the one- and three-year periods was above the median
of its Performance Universe, but for the five- and 10-year
periods was below the median of its Performance Universe.
The Board concluded that the Fund’s performance was
satisfactory.
Franklin LifeSmart 2050 Retirement Target Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional mixed-asset target 2050 funds. The
Fund commenced operations on July 1, 2013, thus the Fund
has been in operation for less than ten years. The Board
noted that the Fund’s annualized total return for the one-,
three- and five-year periods was above the median of the
Performance Universe. The Board concluded that the Fund’s
performance was satisfactory.
Franklin LifeSmart 2055 Retirement Target Fund
-
The
Performance Universe for the Fund included the Fund and

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all retail and institutional mixed-asset target 2055 funds. The
Fund commenced operations on May 1, 2015, thus the Fund
has been in operation for less than ten years. The Board
noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance
Universe, but for the five-year period was slightly below the median of its Performance Universe. The Board concluded
that the Fund’s performance was satisfactory.
Franklin LifeSmart 2060 Retirement Target Fund
-
The
Performance Universe for the Fund included the Fund and
all retail and institutional mixed-asset target 2060 funds. The
Fund commenced operations on January 29, 2021, thus the
Fund has been in operation for less than three years. The
Board noted that the Fund’s annualized total return for the
one-year period was above the median of its Performance
Universe. The Board concluded that the Fund’s performance
was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for funds with multiple classes of
shares. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
Franklin LifeSmart Retirement Income Fund - The Expense
Group for the Fund included the Fund and nine mixed-asset
target today funds. The Board noted that the Management
Rate and actual total expense ratio for the Fund were below
the medians and in the first quintile (least expensive) of
its Expense Group. The Board also noted that the Fund’s
investment management agreement permits the Fund to
pay fees for services other than asset allocation services,
including in order for the Fund to employ an income
generation strategy to generate income for its managed
distribution policy. The Board further noted that the Fund
invests in third-party mutual funds or exchange-traded funds in excess of the statutory limitations under the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. The Board,
including a majority of the Independent Trustees, determined that the Management Rate paid by the Fund is based
on services provided that are in addition to, rather than
duplicative of, the services provided under the investment
management agreements of the underlying funds in which
the Fund invests. The Board noted that the Fund’s actual
total expense ratio reflected a fee waiver from management.
The Board concluded that the Management Rate charged to
the Fund is reasonable.
Franklin LifeSmart 2020 Retirement Target Fund - The
Expense Group for the Fund included the Fund and
seven other mixed-asset target 2020 funds. The Board
noted that the Management Rate was below the median
of its Expense Group, but that the actual total expense
ratio for the Fund was above the median of its Expense
Group. The Board also noted that the total expense ratio
reflected a fee waiver from management. The Board
further noted that the Management Rate paid by the Fund
is solely for asset allocation services as the Fund invests
primarily in underlying funds. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Franklin LifeSmart 2025 Retirement Target Fund, Franklin
LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart
2045 Retirement Target Fund and Franklin LifeSmart 2055
Retirement Target Fund - The Expense Group for each of the
Franklin LifeSmart 2025 Retirement Target Fund, Franklin
LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart
2045 Retirement Target Fund and Franklin LifeSmart
2055 Retirement Target Fund included the Fund and ten
other mixed-asset target 2025, 2035, 2045, or 2055 funds,
respectively. The Board noted that the Management Rates
for these Funds were below the medians of their respective
Expense Groups, but their actual total expense ratios were
equal to the medians of their respective Expense Groups.
The Board also noted that each Fund’s actual total expense
ratio reflected a fee waiver from management. The Board

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further noted that the Management Rate paid by each Fund
is solely for asset allocation services as each Fund invests primarily in underlying funds. The Board concluded that the
Management Rates charged to these Funds are reasonable.
Franklin LifeSmart 2030 Retirement Target Fund, Franklin
LifeSmart 2040 Retirement Target Fund and Franklin
LifeSmart 2050 Retirement Target Fund - The Expense
Group for each of the Franklin LifeSmart 2030 Retirement
Target Fund, Franklin LifeSmart 2040 Retirement Target
Fund and Franklin LifeSmart 2050 Retirement Target Fund
included the Fund and 11 other mixed-asset target 2030,
2040, or 2050 funds, respectively. The Board noted that the
Management Rates for these Funds were below the medians
and in the first quintile (least expensive) of their respective
Expense Groups, and that their actual total expense ratios
were above the medians of their respective Expense
Groups. The Board also noted that each Fund’s actual total
expense ratio reflected a fee waiver from management. The
Board further noted that the Management Rate paid by each
Fund is solely for asset allocation services as each Fund
invests primarily in underlying funds. The Board concluded
that the Management Rates charged to these Funds are
reasonable.
Franklin LifeSmart 2060 Retirement Target Fund - The
Expense Group for the Fund included the Fund and 10
other mixed-asset target 2060. The Board noted that the
Management Rate and the actual total expense ratio for
the Fund were below the medians of the Fund’s Expense
Group. The Board also noted that the Fund’s actual total
expense ratio reflected a fee waiver from management.
The Board further noted that the Management Rate paid by
the Fund is solely for asset allocation services as the Fund invests primarily in underlying funds. After consideration of the above, the Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s
view that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
noted that the Funds are not of a sufficient size to likely
be able to realize economies of scale and that the asset
allocation services covered by the current Management
Rate may be less likely to experience economies of scale

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as assets grow. The Board further noted that the Franklin
LifeSmart 2060 Retirement Target Fund had less than 3
years of performance so was omitted from management’s
economies of scale analysis.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for the
Stub Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved the Management Agreements
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to the
Manager by Independent Trustee counsel on behalf of the
Independent Trustees, which included information on Fund
performance for the one-, three- and five-year periods ended
March 31, 2023, as applicable, and the other Factors. The
Board determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreements for an additional twelve-month period beginning
July 1, 2023.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The

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Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

RTF S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Fund Allocator Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual Report
Franklin Fund
Allocator Series
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin Conservative Allocation Fund
Franklin Moderate Allocation Fund
Franklin Growth Allocation Fund
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report
1
Contents
Franklin Conservative Allocation Fund 2
Franklin Moderate Allocation Fund 6
Franklin Growth Allocation Fund 10
Financial Highlights and Schedules of Investments 14
Financial Statements 35
Notes to Financial Statements 40
Shareholder Information 53
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

2
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Semiannual Report
Franklin Conservative Allocation Fund
This semiannual report for Franklin Conservative Allocation
Fund covers the period ended June 30, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with an acceptable level of risk.
1
The Fund is a
fund of funds, meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs). The Fund is designed for investors seeking the
highest level of long-term total return that is consistent with a lower level of risk.
Performance Overview
The Fund’s Class A shares posted a +6.18% cumulative total
return for the six months under review. In comparison, the
Linked Franklin Conservative Allocation Fund Benchmark-
NR (Blended Benchmark-NR), which consists of 40%
MSCI All Country World Index-NR and 60% Bloomberg
Multiverse Index, posted a +6.42% cumulative total return.
2
The equity benchmark, the MSCI All Country World Index
(ACWI)-NR, which measures the equity market performance
of global developed and emerging markets, posted a
+13.93% cumulative total return.
3
The Fund’s fixed income
benchmark, the Bloomberg Multiverse Index, a broad-based
measure of the global fixed income bond market, posted
a +1.59% cumulative total return.
3
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 3 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Conservative Allocation Fund. We look forward to serving
your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition*
6/30/23
% of Total
Net Assets
Domestic Fixed Income 54.4%
Domestic Equity 28.8%
Foreign Equity 9.1%
Foreign Fixed Income 4.1%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 2.6%
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Top 10 Holdings
6/30/23
Issuer
% of Total
Net Assets
a a
Franklin U.S. Core Bond ETF 20.4%
Franklin U.S. Core Equity (IU) Fund 14.6%
Western Asset Core Plus Bond Fund, Class IS 11.7%
Franklin Growth Fund, Class R6 6.4%
Franklin U.S. Treasury Bond ETF 5.7%
Franklin International Core Equity (IU) Fund 4.5%
Western Asset Short-Term Bond Fund, Class IS 4.2%
Schwab U.S. TIPS ETF 4.2%
Franklin U.S. Large Cap Multifactor Index ETF 3.4%
BrandywineGLOBAL - Global Opportunities
Bond Fund, Class IS 3.0%
1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continual basis.
2. Source: FactSet. The Blended Benchmark-NR was calculated internally.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
19
.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2023
Franklin Conservative Allocation Fund
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franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +6.18% +0.33%
1-Year +5.89% +0.06%
5-Year +16.24% +1.90%
10-Year +47.16% +3.35%
Advisor
6-Month +6.39% +6.39%
1-Year +6.17% +6.17%
5-Year +17.71% +3.31%
10-Year +50.98% +4.21%
See page 4 for Performance Summary footnotes.

Franklin Conservative Allocation Fund
Performance Summary
4
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The allocation of assets among different strategies, asset classes and investments may not prove beneficial or produce the desired results. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 4/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
A $0.1803
C $0.1342
R $0.1658
R6 $0.1993
Advisor $0.1953
Total Annual Operating Expenses
5
Share Class
A 0.86%
Advisor 0.61%

Your Fund’s Expenses
Franklin Conservative Allocation Fund
5
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,061.80 $3.19 $1,021.70 $3.13 0.62%
C $1,000 $1,058.60 $7.01 $1,017.99 $6.87 1.37%
R $1,000 $1,060.90 $4.46 $1,020.46 $4.38 0.87%
R6 $1,000 $1,064.40 $1.57 $1,023.27 $1.54 0.31%
Advisor $1,000 $1,063.90 $1.91 $1,022.94 $1.87 0.37%

6
franklintempleton.com
Semiannual Report
Franklin Moderate Allocation Fund
This semiannual report for Franklin Moderate Allocation
Fund covers the period ended June 30, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with an acceptable level of risk.
1
The Fund is a
fund of funds, meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs). The Fund is designed for investors seeking the
highest level of long-term total return that is consistent with a moderate level of risk.
Performance Overview
The Fund’s Class A shares posted a +8.27% cumulative total
return for the six months under review. In comparison, the
Linked Franklin Moderate Allocation Fund Benchmark-NR
(Blended Benchmark-NR), which consists of 60% MSCI All
Country World Index-NR and 40% Bloomberg Multiverse
Index, posted a +8.89% cumulative total return.
2
The Fund’s
equity benchmark, the MSCI All Country World Index
(ACWI)-NR, which measures the equity market performance
of global developed and emerging markets, posted a
+13.93% cumulative total return.
3
The Fund’s fixed income
benchmark, the Bloomberg Multiverse Index, a broad-based
measure of the global fixed income bond market, posted
a +1.59% cumulative total return.
3
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Moderate Allocation Fund. We look forward to serving your
future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition*
6/30/23
% of Total
Net Assets
Domestic Equity 44.0%
Domestic Fixed Income 35.8%
Foreign Equity 14.0%
Foreign Fixed Income 2.6%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 2.6%
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Top 10 Holdings
6/30/23
Issuer
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 22.3%
Franklin U.S. Core Bond ETF 13.4%
Franklin Growth Fund, Class R6 9.8%
Western Asset Core Plus Bond Fund, Class IS 7.7%
Franklin International Core Equity (IU) Fund 6.9%
Franklin U.S. Large Cap Multifactor Index ETF 5.2%
ClearBridge Large Cap Value Fund, Class IS 3.9%
Franklin U.S. Treasury Bond ETF 3.8%
Western Asset Short-Term Bond Fund, Class IS 3.1%
Schwab U.S. TIPS ETF 2.7%
1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continual basis.
2. Source: FactSet. The Blended Benchmark-NR was calculated internally.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 26 .

Performance Summary as of June 30, 2023
Franklin Moderate Allocation Fund
7
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Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +8.27% +2.33%
1-Year +9.13% +3.15%
5-Year +27.49% +3.80%
10-Year +74.82% +5.15%
Advisor
6-Month +8.47% +8.47%
1-Year +9.39% +9.39%
5-Year +29.08% +5.24%
10-Year +79.29% +6.01%
See page 8 for Performance Summary footnotes.

Franklin Moderate Allocation Fund
Performance Summary
8
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The allocation of assets among different strategies, asset classes and investments may not prove beneficial or produce the desired results. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks.
Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 4/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1539 $0.0930 $0.2469
C $0.1070 $0.0930 $0.2000
R $0.1375 $0.0930 $0.2305
R6 $0.1744 $0.0930 $0.2674
Advisor $0.1697 $0.0930 $0.2627
Total Annual Operating Expenses
5
Share Class
A 0.85%
Advisor 0.60%

Your Fund’s Expenses
Franklin Moderate Allocation Fund
9
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,082.70 $3.21 $1,021.71 $3.12 0.62%
C $1,000 $1,079.90 $7.07 $1,017.99 $6.86 1.37%
R $1,000 $1,081.60 $4.50 $1,020.47 $4.37 0.87%
R6 $1,000 $1,085.20 $1.55 $1,023.31 $1.50 0.30%
Advisor $1,000 $1,084.70 $1.92 $1,022.95 $1.87 0.37%

10
franklintempleton.com
Semiannual Report
Franklin Growth Allocation Fund
This semiannual report for Franklin Growth Allocation Fund
covers the period ended June 30, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with an acceptable level of risk.
1
The Fund is a
fund of funds, meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs). The Fund is designed for investors seeking the
highest level of long-term total return that is consistent with a higher level of risk.
Performance Overview
The Fund’s Class A shares posted a +10.51% cumulative
total return for the six months under review. In comparison, the Linked Franklin Growth Allocation Fund Benchmark-NR
(Blended Benchmark-NR), which consists of 80% MSCI All
Country World Index-NR and 20% Bloomberg Multiverse
Index, posted a +11.39% cumulative total return.
2
The
Fund’s equity benchmark, the MSCI All Country World Index
(ACWI)-NR, which measures the equity market performance
of global developed and emerging markets, posted a
+13.93% cumulative total return.
3
The Fund’s fixed income
benchmark, the Bloomberg Multiverse Index, a broad-based
measure of the global fixed income bond market, posted
a +1.59% cumulative total return.
3
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 11 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
IL
Thank you for your continued participation in Franklin Growth
Allocation Fund. We look forward to serving your future
investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition*
6/30/23
% of Total
Net Assets
Domestic Equity 58.7%
Foreign Equity 18.5%
Domestic Fixed Income 17.5%
Foreign Fixed Income 1.5%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 2.8%
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Top 10 Holdings
6/30/23
Issuer
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 24.1%
Franklin Growth Fund, Class R6 13.2%
Franklin International Core Equity (IU) Fund 9.2%
Franklin U.S. Equity Index ETF 7.9%
Franklin U.S. Large Cap Multifactor Index ETF 7.5%
Franklin U.S. Core Bond ETF 6.2%
ClearBridge Large Cap Value Fund, Class IS 5.2%
Western Asset Core Plus Bond Fund, Class IS 3.6%
Franklin Emerging Market Core Equity (IU) Fund 2.7%
Templeton Foreign Fund, Class R6 2.1%
1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continual basis.
2. Source: FactSet. The Blended Benchmark-NR was calculated internally.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 33.

Performance Summary as of June 30, 2023
Franklin Growth Allocation Fund
11
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +10.51% +4.41%
1-Year +12.56% +6.36%
5-Year +38.07% +5.46%
10-Year +107.26% +6.95%
Advisor
6-Month +10.68% +10.68%
1-Year +12.88% +12.88%
5-Year +39.88% +6.94%
10-Year +112.59% +7.83%
See page 12 for Performance Summary footnotes.

Franklin Growth Allocation Fund
Performance Summary
12
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The investment style may become out of favor, which may have a negative impact on performance. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0920 $0.3637 $0.4557
C $0.0493 $0.3637 $0.4130
R $0.0736 $0.3637 $0.4373
R6 $0.1186 $0.3637 $0.4823
Advisor $0.1111 $0.3637 $0.4748
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.89% 0.90%
Advisor 0.64% 0.65%

Your Fund’s Expenses
Franklin Growth Allocation Fund
13
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,105.10 $3.38 $1,021.58 $3.25 0.65%
C $1,000 $1,101.40 $7.28 $1,017.86 $6.99 1.40%
R $1,000 $1,104.40 $4.69 $1,020.34 $4.50 0.90%
R6 $1,000 $1,107.40 $1.59 $1,023.28 $1.53 0.30%
Advisor $1,000 $1,106.80 $2.08 $1,022.82 $2.00 0.40%

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.17 $14.89 $14.95 $14.08 $13.33 $14.86
Income from investment operations
a
:
Net investment income
b ,c
............ 0.11 0.27 0.23 0.22 0.32 0.39
Net realized and unrealized gains (losses) 0.64 (2.53) 0.99 1.05 1.43 (0.90)
Total from investment operations ........ 0.75 (2.26) 1.22 1.27 1.75 (0.51)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.18) (0.22) (0.35) (0.23) (0.33) (0.38)
Net realized gains ................. — (0.24) (0.93) (0.17) (0.67) (0.64)
Total distributions ................... (0.18) (0.46) (1.28) (0.40) (1.00) (1.02)
Net asset value, end of period .......... $12.74 $12.17 $14.89 $14.95 $14.08 $13.33
Total return
d
....................... 6.18% (15.22)% 8.18% 9.30% 13.25% (3.44)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.63% 0.63% 0.62% 0.63% 0.63% 0.63%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.62% 0.63%
g,h
0.62%
h
0.63%
h
0.63%
g,h
0.63%
g,h
Net investment income
c
............... 1.74% 2.08% 1.47% 1.54% 2.25% 2.57%
Supplemental data
Net assets, end of period (000’s) ........ $790,033 $796,888 $1,081,071 $941,777 $839,134 $778,221
Portfolio turnover rate ................ 6.09% 37.16% 61.92% 48.36% 86.76% 30.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.87 $14.54 $14.62 $13.77 $13.06 $14.57
Income from investment operations
a
:
Net investment income
b ,c
............ 0.06 0.16 0.09 0.10 0.20 0.24
Net realized and unrealized gains (losses) 0.63 (2.47) 0.99 1.05 1.40 (0.84)
Total from investment operations ........ 0.69 (2.31) 1.08 1.15 1.60 (0.60)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.13) (0.12) (0.23) (0.13) (0.22) (0.27)
Net realized gains ................. — (0.24) (0.93) (0.17) (0.67) (0.64)
Total distributions ................... (0.13) (0.36) (1.16) (0.30) (0.89) (0.91)
Net asset value, end of period .......... $12.43 $11.87 $14.54 $14.62 $13.77 $13.06
Total return
d
....................... 5.86% (15.90)% 7.40% 8.51% 12.35% (4.14)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.38% 1.38% 1.37% 1.38% 1.38% 1.38%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.37% 1.38%
g,h
1.37%
h
1.38%
h
1.38%
g,h
1.38%
g,h
Net investment income
c
............... 0.97% 1.24% 0.61% 0.76% 1.50% 1.82%
Supplemental data
Net assets, end of period (000’s) ........ $76,227 $89,012 $152,244 $212,656 $252,407 $285,547
Portfolio turnover rate ................ 6.09% 37.16% 61.92% 48.36% 86.76% 30.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.11 $14.83 $14.88 $14.02 $13.28 $14.80
Income from investment operations
a
:
Net investment income
b ,c
............ 0.09 0.24 0.18 0.18 0.28 0.33
Net realized and unrealized gains (losses) 0.65 (2.53) 1.01 1.05 1.42 (0.87)
Total from investment operations ........ 0.74 (2.29) 1.19 1.23 1.70 (0.54)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.17) (0.19) (0.31) (0.20) (0.29) (0.34)
Net realized gains ................. — (0.24) (0.93) (0.17) (0.67) (0.64)
Total distributions ................... (0.17) (0.43) (1.24) (0.37) (0.96) (0.98)
Net asset value, end of period .......... $12.68 $12.11 $14.83 $14.88 $14.02 $13.28
Total return
d
....................... 6.09% (15.48)% 7.99% 8.98% 12.93% (3.64)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.88% 0.88% 0.87% 0.88% 0.88% 0.88%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.87% 0.88%
g,h
0.87%
h
0.88%
h
0.88%
g,h
0.88%
g,h
Net investment income
c
............... 1.49% 1.87% 1.14% 1.28% 2.00% 2.32%
Supplemental data
Net assets, end of period (000’s) ........ $45,698 $45,036 $55,629 $66,208 $71,153 $80,338
Portfolio turnover rate ................ 6.09% 37.16% 61.92% 48.36% 86.76% 30.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
0
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.14 $14.87 $14.92 $14.06 $13.31 $14.84
Income from investment operations
a
:
Net investment income
b ,c
............ 0.13 0.32 0.28 0.26 0.36 0.44
Net realized and unrealized gains (losses) 0.65 (2.55) 1.00 1.05 1.44 (0.90)
Total from investment operations ........ 0.78 (2.23) 1.28 1.31 1.80 (0.46)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.20) (0.26) (0.40) (0.28) (0.38) (0.43)
Net realized gains ................. — (0.24) (0.93) (0.17) (0.67) (0.64)
Total distributions ................... (0.20) (0.50) (1.33) (0.45) (1.05) (1.07)
Net asset value, end of period .......... $12.72 $12.14 $14.87 $14.92 $14.06 $13.31
Total return
d
....................... 6.44% (15.01)% 8.60% 9.61% 13.64% (3.11)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.40% 0.40% 0.39% 0.40% 0.42% 0.40%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.31% 0.29%
g
0.30% 0.30% 0.31%
g
0.29%
g
Net investment income
c
............... 2.05% 2.45% 1.78% 1.86% 2.57% 2.91%
Supplemental data
Net assets, end of period (000’s) ........ $2,246 $2,274 $2,852 $2,537 $2,364 $2,253
Portfolio turnover rate ................ 6.09% 37.16% 61.92% 48.36% 86.76% 30.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.16 $14.89 $14.95 $14.08 $13.33 $14.86
Income from investment operations
a
:
Net investment income
b ,c
............ 0.12 0.29 0.27 0.25 0.36 0.43
Net realized and unrealized gains (losses) 0.66 (2.53) 0.99 1.06 1.43 (0.90)
Total from investment operations ........ 0.78 (2.24) 1.26 1.31 1.79 (0.47)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.20) (0.25) (0.39) (0.27) (0.37) (0.42)
Net realized gains ................. — (0.24) (0.93) (0.17) (0.67) (0.64)
Total distributions ................... (0.20) (0.49) (1.32) (0.44) (1.04) (1.06)
Net asset value, end of period .......... $12.74 $12.16 $14.89 $14.95 $14.08 $13.33
Total return
d
....................... 6.39% (15.07)% 8.45% 9.58% 13.53% (3.19)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.38% 0.38% 0.37% 0.38% 0.38% 0.38%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.37% 0.38%
g,h
0.37%
h
0.38%
h
0.38%
g,h
0.38%
g,h
Net investment income
c
............... 1.99% 2.20% 1.72% 1.79% 2.50% 2.82%
Supplemental data
Net assets, end of period (000’s) ........ $30,449 $30,231 $54,537 $48,041 $44,022 $38,031
Portfolio turnover rate ................ 6.09% 37.16% 61.92% 48.36% 86.76% 30.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2023
Franklin Conservative Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.4%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 431,451 $ 9,427,161
Domestic Equity 28.8%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 631,562 24,188,815
a
Franklin Growth Fund, Class R6 ........................................ 495,951 60,456,394
a
Franklin U.S. Core Equity (IU) Fund ..................................... 10,321,832 138,312,552
a
Franklin U.S. Equity Index ETF ......................................... 345,550 13,410,104
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 717,803 32,136,040
iShares MSCI USA Quality Factor ETF ................................... 27,450 3,702,182
272,206,087
Domestic Fixed Income 54.4%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 3,088,916 27,923,798
a
Franklin Investment Grade Corporate ETF ................................. 1,168,114 24,787,379
a
Franklin U.S. Core Bond ETF .......................................... 8,990,191 192,390,088
a
Franklin U.S. Treasury Bond ETF ....................................... 2,602,087 54,049,250
iShares Floating Rate Bond ETF ........................................ 494,250 25,117,785
Schwab U.S. TIPS ETF ............................................... 748,450 39,241,234
a
Western Asset Core Plus Bond Fund, Class IS ............................. 11,714,440 110,818,601
a
Western Asset Short-Term Bond Fund, Class IS ............................ 10,967,130 39,481,669
513,809,804
Foreign Equity 9.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,376,915 12,887,929
a
Franklin International Core Equity (IU) Fund ............................... 3,801,054 42,495,781
a,b
Franklin International Growth Fund, Class R6 .............................. 384,538 6,279,513
iShares Core MSCI EAFE ETF ......................................... 91,540 6,178,950
a
Templeton Developing Markets Trust, Class R6 ............................. 479,074 8,522,719
a
Templeton Foreign Fund, Class R6 ...................................... 1,275,718 9,669,943
86,034,835
Foreign Fixed Income 4.1%
a
Franklin High Yield Corporate ETF ...................................... 882,533 20,086,451
a
Franklin International Aggregate Bond ETF ................................ 946,791 18,642,315
38,728,766
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$900,431,086) ...............................................................
920,206,653
a a a a
Short Term Investments 2.8%
a
Money Market Funds 2.8%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .................. 25,954,258 25,954,258
Total Money Market Funds (Cost $25,954,258) ..................................
25,954,258

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
d
Joint Repurchase Agreement, 4.985%, 7/03/23 (Maturity Value $73,019)
BNP Paribas Securities Corp. (Maturity Value $28,238)
Deutsche Bank Securities, Inc. (Maturity Value $16,545)
HSBC Securities (USA), Inc. (Maturity Value $28,236)
Collateralized by U.S. Government Agency Securities, 0.63% - 7.5%, 6/15/24 -
11/15/57; and U.S. Treasury Notes, 0.38% - 2.5%, 5/31/24 - 4/30/25 (valued at
$74,445) ........................................................ $ 72,989 $ 72,989
Total Repurchase Agreements (Cost $72,989) ...................................
72,989
Total Short Term Investments (Cost $26,027,247 ) ................................
26,027,247
a
Total Investments (Cost $926,458,333) 100.2% ..................................
$946,233,900
Other Assets, less Liabilities (0.2)% ...........................................
(1,581,145)
Net Assets 100.0% ...........................................................
$944,652,755
See Abbreviations on page 52 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.93 $16.08 $16.17 $15.08 $14.06 $16.11
Income from investment operations
a
:
Net investment income
b ,c
............ 0.10 0.22 0.22 0.19 0.28 0.34
Net realized and unrealized gains (losses) 0.96 (2.82) 1.77 1.60 2.15 (1.11)
Total from investment operations ........ 1.06 (2.60) 1.99 1.79 2.43 (0.77)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.15) (0.17) (0.41) (0.22) (0.28) (0.33)
Net realized gains ................. (0.09) (0.38) (1.67) (0.48) (1.13) (0.95)
Total distributions ................... (0.24) (0.55) (2.08) (0.70) (1.41) (1.28)
Net asset value, end of period .......... $13.75 $12.93 $16.08 $16.17 $15.08 $14.06
Total return
d
....................... 8.27% (16.14)% 12.38% 12.37% 17.40% (4.82)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.63% 0.63% 0.63% 0.64% 0.63% 0.63%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.62% 0.63%
g,h
0.62% 0.64%
g,h
0.63%
g,h
0.63%
h
Net investment income
c
............... 1.47% 1.59% 1.29% 1.29% 1.78% 2.02%
Supplemental data
Net assets, end of period (000’s) ........ $1,395,605 $1,349,466 $1,794,149 $1,573,566 $1,456,531 $1,318,198
Portfolio turnover rate ................ 6.75% 33.29% 56.07% 44.49% 71.70% 33.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.41 $15.49 $15.64 $14.60 $13.65 $15.66
Income from investment operations
a
:
Net investment income
b ,c
............ 0.04 0.11 0.07 0.07 0.15 0.17
Net realized and unrealized gains (losses) 0.95 (2.72) 1.73 1.56 2.09 (1.02)
Total from investment operations ........ 0.99 (2.61) 1.80 1.63 2.24 (0.85)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.11) (0.09) (0.28) (0.11) (0.16) (0.21)
Net realized gains ................. (0.09) (0.38) (1.67) (0.48) (1.13) (0.95)
Total distributions ................... (0.20) (0.47) (1.95) (0.59) (1.29) (1.16)
Net asset value, end of period .......... $13.20 $12.41 $15.49 $15.64 $14.60 $13.65
Total return
d
....................... 7.99% (16.85)% 11.55% 11.57% 16.52% (5.54)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.38% 1.38% 1.37% 1.39% 1.38% 1.38%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.37% 1.38%
g,h
1.37%
h
1.39%
g,h
1.38%
g,h
1.38%
h
Net investment income
c
............... 0.70% 0.79% 0.43% 0.50% 1.03% 1.27%
Supplemental data
Net assets, end of period (000’s) ........ $122,056 $130,268 $205,894 $289,283 $339,845 $375,494
Portfolio turnover rate ................ 6.75% 33.29% 56.07% 44.49% 71.70% 33.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.90 $16.05 $16.15 $15.05 $14.04 $16.08
Income from investment operations
a
:
Net investment income
b ,c
............ 0.08 0.19 0.17 0.15 0.23 0.27
Net realized and unrealized gains (losses) 0.97 (2.82) 1.77 1.61 2.15 (1.07)
Total from investment operations ........ 1.05 (2.63) 1.94 1.76 2.38 (0.80)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.14) (0.14) (0.37) (0.18) (0.24) (0.29)
Net realized gains ................. (0.09) (0.38) (1.67) (0.48) (1.13) (0.95)
Total distributions ................... (0.23) (0.52) (2.04) (0.66) (1.37) (1.24)
Net asset value, end of period .......... $13.72 $12.90 $16.05 $16.15 $15.05 $14.04
Total return
d
....................... 8.16% (16.37)% 12.05% 12.17% 17.05% (5.04)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.88% 0.88% 0.87% 0.89% 0.88% 0.88%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.87% 0.88%
g,h
0.87%
h
0.89%
g,h
0.88%
g,h
0.88%
h
Net investment income
c
............... 1.21% 1.34% 1.01% 1.01% 1.53% 1.77%
Supplemental data
Net assets, end of period (000’s) ........ $52,111 $52,069 $69,211 $68,789 $78,999 $87,277
Portfolio turnover rate ................ 6.75% 33.29% 56.07% 44.49% 71.70% 33.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.92 $16.08 $16.17 $15.08 $14.06 $16.11
Income from investment operations
a
:
Net investment income
b ,c
............ 0.12 0.27 0.27 0.24 0.34 0.41
Net realized and unrealized gains (losses) 0.97 (2.83) 1.78 1.60 2.15 (1.12)
Total from investment operations ........ 1.09 (2.56) 2.05 1.84 2.49 (0.71)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.17) (0.22) (0.47) (0.27) (0.34) (0.39)
Net realized gains ................. (0.09) (0.38) (1.67) (0.48) (1.13) (0.95)
Total distributions ................... (0.26) (0.60) (2.14) (0.75) (1.47) (1.34)
Net asset value, end of period .......... $13.75 $12.92 $16.08 $16.17 $15.08 $14.06
Total return
d
....................... 8.52% (15.91)% 12.74% 12.76% 17.81% (4.49)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.33% 0.33% 0.33% 0.33% 0.34% 0.35%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.30% 0.28%
g
0.30% 0.30%
g
0.29%
g
0.29%
Net investment income
c
............... 1.80% 1.97% 1.60% 1.61% 2.12% 2.36%
Supplemental data
Net assets, end of period (000’s) ........ $6,535 $6,065 $7,261 $6,767 $6,666 $5,141
Portfolio turnover rate ................ 6.75% 33.29% 56.07% 44.49% 71.70% 33.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.94 $16.10 $16.19 $15.09 $14.07 $16.12
Income from investment operations
a
:
Net investment income
b ,c
............ 0.11 0.25 0.27 0.23 0.32 0.39
Net realized and unrealized gains (losses) 0.98 (2.83) 1.76 1.61 2.15 (1.11)
Total from investment operations ........ 1.09 (2.58) 2.03 1.84 2.47 (0.72)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.17) (0.20) (0.45) (0.26) (0.32) (0.38)
Net realized gains ................. (0.09) (0.38) (1.67) (0.48) (1.13) (0.95)
Total distributions ................... (0.26) (0.58) (2.12) (0.74) (1.45) (1.33)
Net asset value, end of period .......... $13.77 $12.94 $16.10 $16.19 $15.09 $14.07
Total return
d
....................... 8.47% (15.97)% 12.64% 12.72% 17.68% (4.57)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.38% 0.38% 0.38% 0.39% 0.38% 0.38%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.37% 0.38%
g,h
0.37% 0.39%
g,h
0.38%
g,h
0.38%
g
Net investment income
c
............... 1.71% 1.78% 1.55% 1.53% 2.03% 2.27%
Supplemental data
Net assets, end of period (000’s) ........ $49,462 $48,288 $78,346 $66,421 $61,026 $55,052
Portfolio turnover rate ................ 6.75% 33.29% 56.07% 44.49% 71.70% 33.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2023
Franklin Moderate Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.4%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 732,898 $ 16,013,748
Domestic Equity 44.0%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 1,665,825 63,801,100
a
Franklin Growth Fund, Class R6 ........................................ 1,309,983 159,686,944
a
Franklin U.S. Core Equity (IU) Fund ..................................... 27,070,259 362,741,468
a
Franklin U.S. Equity Index ETF ......................................... 913,125 35,436,555
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,896,617 84,911,543
iShares MSCI USA Quality Factor ETF ................................... 72,525 9,781,447
716,359,057
Domestic Fixed Income 35.8%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 3,142,536 28,408,529
a
Franklin Investment Grade Corporate ETF ................................. 1,322,723 28,068,182
a
Franklin U.S. Core Bond ETF .......................................... 10,179,841 217,848,597
a
Franklin U.S. Treasury Bond ETF ....................................... 2,946,497 61,203,162
iShares Floating Rate Bond ETF ........................................ 559,700 28,443,954
Schwab U.S. TIPS ETF ............................................... 847,492 44,434,006
a
Western Asset Core Plus Bond Fund, Class IS ............................. 13,241,881 125,268,198
a
Western Asset Short-Term Bond Fund, Class IS ............................ 13,859,180 49,893,047
583,567,675
Foreign Equity 14.0%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,583,331 33,539,977
a
Franklin International Core Equity (IU) Fund ............................... 9,996,828 111,764,533
a,b
Franklin International Growth Fund, Class R6 .............................. 1,018,159 16,626,544
iShares Core MSCI EAFE ETF ......................................... 242,472 16,366,860
a
Templeton Developing Markets Trust, Class R6 ............................. 1,257,514 22,371,172
a
Templeton Foreign Fund, Class R6 ...................................... 3,377,440 25,600,992
226,270,078
Foreign Fixed Income 2.6%
a
Franklin High Yield Corporate ETF ...................................... 999,370 22,745,661
a
Franklin International Aggregate Bond ETF ................................ 964,863 18,998,152
41,743,813
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,432,263,640) ..............................................................
1,583,954,371
a a a a
Short Term Investments 2.7%
a
Money Market Funds 2.7%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .................. 44,341,275 44,341,275
Total Money Market Funds (Cost $44,341,275) ..................................
44,341,275
Total Short Term Investments (Cost $44,341,275 ) ................................
44,341,275
a
Total Investments (Cost $1,476,604,915) 100.1% ................................
$1,628,295,646
Other Assets, less Liabilities (0.1)% ...........................................
(2,527,413)
Net Assets 100.0% ...........................................................
$1,625,768,233

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
See Abbreviations on page 52 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.77 $19.99 $19.64 $18.13 $16.54 $19.34
Income from investment operations
a
:
Net investment income
b ,c
............ 0.09 0.20 0.23 0.19 0.25 0.30
Net realized and unrealized gains (losses) 1.56 (3.65) 2.97 2.32 3.36 (1.54)
Total from investment operations ........ 1.65 (3.45) 3.20 2.51 3.61 (1.24)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.09) (0.18) (0.48) (0.22) (0.25) (0.30)
Net realized gains ................. (0.36) (0.59) (2.37) (0.78) (1.77) (1.26)
Total distributions ................... (0.45) (0.77) (2.85) (1.00) (2.02) (1.56)
Net asset value, end of period .......... $16.97 $15.77 $19.99 $19.64 $18.13 $16.54
Total return
d
....................... 10.51% (17.16)% 16.41% 14.58% 21.90% (6.45)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.66% 0.67% 0.66% 0.68% 0.68% 0.67%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.65% 0.66%
g
0.66%
h
0.67%
g
0.65%
g
0.65%
g
Net investment income
c
............... 1.08% 1.15% 1.07% 1.07% 1.32% 1.48%
Supplemental data
Net assets, end of period (000’s) ........ $1,050,334 $977,212 $1,258,769 $1,074,822 $974,391 $837,327
Portfolio turnover rate ................ 12.44% 29.59% 59.90% 39.22% 63.65% 30.79%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.12 $19.24 $19.03 $17.62 $16.12 $18.81
Income from investment operations
a
:
Net investment income
b ,c
............ 0.02 0.06 0.04 0.05 0.10 0.10
Net realized and unrealized gains (losses) 1.51 (3.50) 2.91 2.25 3.27 (1.43)
Total from investment operations ........ 1.53 (3.44) 2.95 2.30 3.37 (1.33)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.05) (0.09) (0.37) (0.11) (0.10) (0.10)
Net realized gains ................. (0.36) (0.59) (2.37) (0.78) (1.77) (1.26)
Total distributions ................... (0.41) (0.68) (2.74) (0.89) (1.87) (1.36)
Net asset value, end of period .......... $16.24 $15.12 $19.24 $19.03 $17.62 $16.12
Total return
d
....................... 10.14% (17.82)% 15.59% 13.74% 20.95% (7.13)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.41% 1.42% 1.41% 1.42% 1.43% 1.42%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.40% 1.41%
g
1.41%
h
1.42%
g,h
1.40%
g
1.40%
g
Net investment income
c
............... 0.32% 0.36% 0.20% 0.28% 0.57% 0.73%
Supplemental data
Net assets, end of period (000’s) ........ $94,030 $95,210 $141,604 $186,526 $202,689 $206,933
Portfolio turnover rate ................ 12.44% 29.59% 59.90% 39.22% 63.65% 30.79%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.50 $19.68 $19.38 $17.89 $16.34 $19.10
Income from investment operations
a
:
Net investment income
b ,c
............ 0.07 0.15 0.16 0.14 0.18 0.22
Net realized and unrealized gains (losses) 1.54 (3.59) 2.93 2.30 3.33 (1.49)
Total from investment operations ........ 1.61 (3.44) 3.09 2.44 3.51 (1.27)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.07) (0.15) (0.42) (0.17) (0.19) (0.23)
Net realized gains ................. (0.36) (0.59) (2.37) (0.78) (1.77) (1.26)
Total distributions ................... (0.43) (0.74) (2.79) (0.95) (1.96) (1.49)
Net asset value, end of period .......... $16.68 $15.50 $19.68 $19.38 $17.89 $16.34
Total return
d
....................... 10.44% (17.40)% 16.14% 14.30% 21.56% (6.68)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.91% 0.92% 0.91% 0.92% 0.93% 0.92%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.90% 0.91%
g
0.91%
h
0.92%
g,h
0.90%
g
0.90%
g
Net investment income
c
............... 0.83% 0.88% 0.77% 0.77% 1.07% 1.23%
Supplemental data
Net assets, end of period (000’s) ........ $39,604 $37,341 $54,097 $54,297 $62,973 $72,100
Portfolio turnover rate ................ 12.44% 29.59% 59.90% 39.22% 63.65% 30.79%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.86 $20.10 $19.73 $18.20 $16.60 $19.40
Income from investment operations
a
:
Net investment income
b ,c
............ 0.12 0.26 0.29 0.26 0.32 0.40
Net realized and unrealized gains (losses) 1.58 (3.68) 3.01 2.34 3.37 (1.57)
Total from investment operations ........ 1.70 (3.42) 3.30 2.60 3.69 (1.17)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.12) (0.23) (0.56) (0.29) (0.32) (0.37)
Net realized gains ................. (0.36) (0.59) (2.37) (0.78) (1.77) (1.26)
Total distributions ................... (0.48) (0.82) (2.93) (1.07) (2.09) (1.63)
Net asset value, end of period .......... $17.08 $15.86 $20.10 $19.73 $18.20 $16.60
Total return
d
....................... 10.74% (16.92)% 16.85% 15.06% 22.30% (6.07)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.34% 0.34% 0.34% 0.35% 0.37% 0.36%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.30% 0.29%
g
0.30% 0.30%
g
0.27%
g
0.28%
g
Net investment income
c
............... 1.50% 1.51% 1.37% 1.44% 1.70% 1.85%
Supplemental data
Net assets, end of period (000’s) ........ $5,286 $4,071 $5,434 $5,592 $4,806 $4,224
Portfolio turnover rate ................ 12.44% 29.59% 59.90% 39.22% 63.65% 30.79%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.88 $20.12 $19.76 $18.22 $16.61 $19.42
Income from investment operations
a
:
Net investment income
b,c
............ 0.11 0.24 0.28 0.24 0.30 0.36
Net realized and unrealized gains (losses) 1.58 (3.68) 2.98 2.34 3.38 (1.56)
Total from investment operations ........ 1.69 (3.44) 3.26 2.58 3.68 (1.20)
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.11) (0.21) (0.53) (0.26) (0.30) (0.35)
Net realized gains ................. (0.36) (0.59) (2.37) (0.78) (1.77) (1.26)
Total distributions ................... (0.47) (0.80) (2.90) (1.04) (2.07) (1.61)
Net asset value, end of period .......... $17.10 $15.88 $20.12 $19.76 $18.22 $16.61
Total return
d
....................... 10.68% (16.99)% 16.71% 14.90% 22.22% (6.23)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.41% 0.42% 0.41% 0.43% 0.43% 0.42%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.40% 0.41%
g
0.41%
h
0.42%
g
0.40%
g
0.40%
g
Net investment income
c
............... 1.33% 1.39% 1.32% 1.32% 1.57% 1.73%
Supplemental data
Net assets, end of period (000’s) ........ $47,795 $43,957 $60,851 $51,693 $44,684 $38,685
Portfolio turnover rate ................ 12.44% 29.59% 59.90% 39.22% 63.65% 30.79%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2023
Franklin Growth Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 549,832 $ 12,013,774
Domestic Equity 58.7%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 1,694,710 64,907,411
a
Franklin Growth Fund, Class R6 ........................................ 1,335,224 162,763,760
a
Franklin U.S. Core Equity (IU) Fund ..................................... 22,261,592 298,305,339
a
Franklin U.S. Equity Index ETF ......................................... 2,513,375 97,539,057
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 2,070,451 92,694,091
iShares MSCI USA Quality Factor ETF ................................... 73,975 9,977,008
726,186,666
Domestic Fixed Income 17.5%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 1,568,493 14,179,179
a
Franklin Investment Grade Corporate ETF ................................. 468,522 9,942,037
a
Franklin U.S. Core Bond ETF .......................................... 3,606,063 77,169,748
a
Franklin U.S. Treasury Bond ETF ....................................... 1,043,693 21,679,069
iShares Floating Rate Bond ETF ........................................ 198,225 10,073,794
Schwab U.S. TIPS ETF ............................................... 300,165 15,737,651
a
Western Asset Core Plus Bond Fund, Class IS ............................. 4,681,159 44,283,766
a
Western Asset Short-Term Bond Fund, Class IS ............................ 6,632,381 23,876,572
216,941,816
Foreign Equity 18.5%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,622,102 33,902,877
a
Franklin International Core Equity (IU) Fund ............................... 10,140,439 113,370,110
a,b
Franklin International Growth Fund, Class R6 .............................. 1,037,485 16,942,137
iShares Core MSCI EAFE ETF ......................................... 247,172 16,684,110
a
Templeton Developing Markets Trust, Class R6 ............................. 1,276,258 22,704,627
a
Templeton Foreign Fund, Class R6 ...................................... 3,441,805 26,088,882
229,692,743
Foreign Fixed Income 1.5%
a
Franklin High Yield Corporate ETF ...................................... 353,956 8,056,039
a
Franklin International Aggregate Bond ETF ................................ 482,549 9,501,390
17,557,429
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$999,079,625) ...............................................................
1,202,392,428
a a a a
Short Term Investments 2.8%
a
Money Market Funds 2.8%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .................. 35,056,161 35,056,161
Total Money Market Funds (Cost $35,056,161) ..................................
35,056,161

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
d
Joint Repurchase Agreement, 4.985%, 7/03/23 (Maturity Value $121,983)
BNP Paribas Securities Corp. (Maturity Value $47,172)
Deutsche Bank Securities, Inc. (Maturity Value $27,640)
HSBC Securities (USA), Inc. (Maturity Value $47,171)
Collateralized by U.S. Government Agency Securities, 0.63% - 7.5%, 6/15/24 -
11/15/57; and U.S. Treasury Notes, 0.38% - 2.5%, 5/31/24 - 4/30/25 (valued at
$124,366) ....................................................... $ 121,933 $ 121,933
Total Repurchase Agreements (Cost $121,933) ..................................
121,933
Total Short Term Investments (Cost $35,178,094 ) ................................
35,178,094
a
Total Investments (Cost $1,034,257,719) 100.0% ................................
$1,237,570,522
Other Assets, less Liabilities (0.0)% ...........................................
(520,772)
Net Assets 100.0% ...........................................................
$1,237,049,750
See Abbreviations on page 52 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities (unaudited)
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $79,132,373 $104,279,349 $54,077,876
Cost - Controlled affiliates (Note 3 f ) .......................... — 36,373,338 36,537,565
Cost - Non-controlled affiliates (Note 3 f ) ...................... 847,252,971 1,335,952,228 943,520,345
Cost - Unaffiliated repurchase agreements .................... 72,989 — 121,933
Value - Unaffiliated issuers ................................ $74,240,151 $99,026,267 $52,472,563
Value - Controlled affiliates (Not e 3f) ......................... — 33,539,977 33,902,877
Value - Non-controlled affiliates (Note 3 f ) ...................... 871,920,760 1,495,729,402 1,151,073,149
Value - Unaffiliated repurchase agreements .................... 72,989 — 121,933
Receivables:
Investment securities sold ................................. — — 7,261,434
Capital shares sold ...................................... 583,621 754,563 275,469
Dividends and interest ................................... 107,104 331,173 361,337
Total assets ........................................ 946,924,625 1,629,381,382 1,245,468,762
Liabilities:
Payables:
Investment securities purchased ............................ — — 6,125,522
Capital shares redeemed ................................. 1,329,942 2,219,116 1,122,462
Asset allocation fees ..................................... 205,337 323,637 303,540
Distribution fees ........................................ 244,101 405,531 304,208
Transfer agent fees ...................................... 290,221 440,718 411,176
Trustees' fees and expenses ............................... 998 570 496
Distributions to shareholders ............................... 132,479 140,399 83,253
Accrued expenses and other liabilities ......................... 68,792 83,178 68,355
Total liabilities ....................................... 2,271,870 3,613,149 8,419,012
Net assets, at value ............................... $944,652,755 $1,625,768,233 $1,237,049,750
Net assets consist of:
Paid-in capital ........................................... $953,243,402 $1,507,642,950 $1,056,681,680
Total distributable earnings (losses) ........................... (8,590,647) 118,125,283 180,368,070
Net assets, at value ............................... $944,652,755 $1,625,768,233 $1,237,049,750

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities (unaudited)
(continued)
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Class A:
Net assets, at value ..................................... $790,032,964 $1,395,604,548 $1,050,334,292
Shares outstanding ...................................... 62,016,029 101,467,023 61,876,072
Net asset value per share
a
................................ $12.74 $13.75 $16.97
Maximum offering price per share (net asset value per share ÷
94.50% ) .............................................. $13.48 $14.55 $17.96
Class C:
Net assets, at value ..................................... $76,227,304 $122,056,224 $94,029,625
Shares outstanding ...................................... 6,133,908 9,249,950 5,791,287
Net asset value and maximum offering price per share
a
........... $12.43 $13.20 $16.24
Class R:
Net assets, at value ..................................... $45,697,647 $52,110,905 $39,604,428
Shares outstanding ...................................... 3,604,794 3,797,654 2,374,848
Net asset value and maximum offering price per share ........... $12.68 $13.72 $16.68
Class R6:
Net assets, at value ..................................... $2,245,559 $6,534,586 $5,286,185
Shares outstanding ...................................... 176,581 475,233 309,447
Net asset value and maximum offering price per share ........... $12.72 $13.75 $17.08
Advisor Class:
Net assets, at value ..................................... $30,449,281 $49,461,970 $47,795,220
Shares outstanding ...................................... 2,390,284 3,592,229 2,795,192
Net asset value and maximum offering price per share ........... $12.74 $13.77 $17.10
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $993,420 $1,304,797 $681,146
Controlled affiliates (Note 3f) ............................... — 146,517 146,784
Non-controlled affiliates (Note 3 f ) ........................... 10,235,532 15,217,988 9,398,991
Interest:
Unaffiliated issuers ...................................... 14,438 30,399 43,560
Total investment income ................................. 11,243,390 16,699,701 10,270,481
Expenses:
Asset allocation fees (Note 3 a ) ............................... 1,190,137 1,996,591 1,484,232
Distribution fees: (Note 3c )
    Class A .............................................. 990,304 1,705,553 1,255,733
    Class C .............................................. 412,097 631,641 470,539
    Class R .............................................. 112,052 129,157 94,589
Transfer agent fees: (Note 3e )
    Class A .............................................. 382,272 701,680 624,879
    Class C .............................................. 39,787 64,960 58,533
    Class R .............................................. 21,625 26,567 23,535
    Class R6 ............................................. 1,298 1,650 1,274
    Advisor Class .......................................... 14,660 24,974 28,738
Custodian fees (Note 4 ) .................................... 1,454 1,890 771
Reports to shareholders fees ................................ 52,423 68,135 62,441
Registration and filing fees .................................. 73,629 108,158 88,580
Professional fees ......................................... 27,758 28,658 27,915
Trustees' fees and expenses ................................ 6,265 9,783 7,091
Other .................................................. 11,240 15,150 11,587
Total expenses ....................................... 3,337,001 5,514,547 4,240,437
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (45,753) (76,976) (57,894)
Net expenses ....................................... 3,291,248 5,437,571 4,182,543
Net investment income .............................. 7,952,142 11,262,130 6,087,938
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (760,604) (785,481) (360,374)
Controlled affiliates (Not e 3f) ............................. — (59,049) (21,784)
Non-controlled affiliates (Note 3 f ) .......................... (8,902,807) (10,096,831) (13,734,867)
Net realized gain (loss) ................................ (9,663,411) (10,941,361) (14,117,025)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 2,329,408 3,664,696 2,580,750
Controlled affiliates (Not e 3f) ............................. — 1,754,942 1,662,173
Non-controlled affiliates (Note 3 f ) .......................... 57,009,850 122,487,670 123,575,052
Net change in unrealized appreciation (depreciation) .......... 59,339,258 127,907,308 127,817,975
Net realized and unrealized gain (loss) .......................... 49,675,847 116,965,947 113,700,950
Net increase (decrease) in net assets resulting from operations ........ $57,627,989 $128,228,077 $119,788,888

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
Franklin Conservative Allocation Fund Franklin Moderate Allocation Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $7,952,142 $22,134,340 $11,262,130 $27,255,711
Net realized gain (loss) ............ (9,663,411) (17,054,629) (10,941,361) (8,428,828)
Net change in unrealized appreciation
(depreciation) ................. 59,339,258 (206,801,104) 127,907,308 (362,316,855)
Net increase (decrease) in net
assets resulting from operations . 57,627,989 (201,721,393) 128,228,077 (343,489,972)
Distributions to shareholders:
Class A ........................ (11,280,464) (31,213,370) (24,980,173) (58,905,309)
Class C ........................ (870,618) (3,086,852) (1,883,236) (5,421,869)
Class R ........................ (593,895) (1,580,604) (870,474) (2,135,695)
Class R6 ....................... (35,070) (94,744) (125,118) (273,579)
Advisor Class ................... (468,803) (1,374,009) (939,129) (2,593,327)
Total distributions to shareholders ..... (13,248,850) (37,349,579) (28,798,130) (69,329,779)
Capital share transactions: (Note 2 )
Class A ........................ (43,745,192) (90,653,150) (38,807,114) (99,590,743)
Class C ........................ (16,677,136) (37,709,251) (16,043,916) (37,562,809)
Class R ........................ (1,421,619) (218,090) (3,206,058) (3,900,918)
Class R6 ....................... (131,791) (58,553) 80,970 240,973
Advisor Class ................... (1,191,328) (15,182,389) (1,841,971) (15,072,697)
Total capital share transactions ....... (63,167,066) (143,821,433) (59,818,089) (155,886,194)
Net increase (decrease) in net
assets ..................... (18,787,927) (382,892,405) 39,611,858 (568,705,945)
Net assets:
Beginning of period ................ 963,440,682 1,346,333,087 1,586,156,375 2,154,862,320
End of period ..................... $944,652,755 $963,440,682 $1,625,768,233 $1,586,156,375

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
Franklin Growth Allocation Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,087,938 $13,730,891
Net realized gain (loss) ................................................. (14,117,025) 18,666,913
Net change in unrealized appreciation (depreciation) ........................... 127,817,975 (290,586,885)
Net increase (decrease) in net assets resulting from operations ................ 119,788,888 (258,189,081)
Distributions to shareholders:
Class A ............................................................. (27,661,825) (47,605,496)
Class C ............................................................. (2,349,262) (4,561,016)
Class R ............................................................. (1,015,408) (1,846,046)
Class R6 ............................................................ (145,392) (215,043)
Advisor Class ........................................................ (1,316,051) (2,350,580)
Total distributions to shareholders .......................................... (32,487,938) (56,578,181)
Capital share transactions: (Note 2 )
Class A ............................................................. (846,034) (20,082,840)
Class C ............................................................. (7,985,632) (17,621,289)
Class R ............................................................. (519,993) (5,879,068)
Class R6 ............................................................ 872,612 (237,165)
Advisor Class ........................................................ 437,296 (4,377,827)
Total capital share transactions ............................................ (8,041,751) (48,198,189)
Net increase (decrease) in net assets ................................... 79,259,199 (362,965,451)
Net assets:
Beginning of period ..................................................... 1,157,790,551 1,520,756,002
End of period .......................................................... $1,237,049,750 $1,157,790,551

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
40
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of eighteen
separate funds, three of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Funds invest
primarily in mutual funds (Underlying Funds) and exchange
traded funds (ETFs), including affiliated funds managed by
Franklin Templeton (FT Underlying Funds). The Funds offer
five classes of shares: Class A, Class C, Class R, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sale charges, voting rights
on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports, in which each Fund
invests, is available on the U.S. Securities and Exchange
Commission (SEC) website at sec.gov. The Underlying
Funds’ shareholder reports are not covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
b. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end, as
indicated in the Schedules of Investments, had been entered
into on June 30, 2023.

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c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
and realized capital gain distributions by Underlying Funds
and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

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2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Conservative Allocation
Fund
Franklin Moderate Allocation
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2023
Shares sold
a
................................... 3,651,035 $45,686,774 7,981,963 $107,093,570
Shares issued in reinvestment of distributions .......... 871,883 11,034,046 1,798,533 24,636,177
Shares redeemed ............................... (8,007,644) (100,466,012) (12,710,671) (170,536,861)
Net increase (decrease) .......................... (3,484,726) $(43,745,192) (2,930,175) $(38,807,114)
Year ended December 31, 2022
Shares sold
a
................................... 7,910,216 $104,157,892 10,662,506 $148,875,879
Shares issued in reinvestment of distributions .......... 2,479,973 30,540,378 4,491,793 58,119,022
Shares redeemed ............................... (17,477,429) (225,351,420) (22,309,824) (306,585,644)
Net increase (decrease) .......................... (7,087,240) $(90,653,150) (7,155,525) $(99,590,743)
Class C
Class C Shares:
Six Months ended June 30, 2023
Shares sold ................................... 574,434 $7,004,690 1,757,127 $22,598,227
Shares issued in reinvestment of distributions .......... 69,903 862,457 142,254 1,870,554
Shares redeemed
a
.............................. (2,007,747) (24,544,283) (3,144,418) (40,512,697)
Net increase (decrease) .......................... (1,363,410) $(16,677,136) (1,245,037) $(16,043,916)
Year ended December 31, 2022
Shares sold ................................... 898,458 $11,629,680 1,498,953 $20,181,807
Shares issued in reinvestment of distributions .......... 255,929 3,064,586 434,361 5,397,337
Shares redeemed
a
.............................. (4,125,906) (52,403,517) (4,734,054) (63,141,953)
Net increase (decrease) .......................... (2,971,519) $(37,709,251) (2,800,740) $(37,562,809)
Class R
Class R Shares:
Six Months ended June 30, 2023
Shares sold ................................... 378,424 $4,733,166 440,438 $5,931,230
Shares issued in reinvestment of distributions .......... 47,067 592,828 63,566 868,795
Shares redeemed ............................... (540,011) (6,747,613) (743,688) (10,006,083)
Net increase (decrease) .......................... (114,520) $(1,421,619) (239,684) $(3,206,058)
Year ended December 31, 2022
Shares sold ................................... 1,465,369 $19,794,235 536,756 $7,455,847
Shares issued in reinvestment of distributions .......... 128,907 1,579,898 165,320 2,132,506
Shares redeemed ............................... (1,626,058) (21,592,223) (976,726) (13,489,271)
Net increase (decrease) .......................... (31,782) $(218,090) (274,650) $(3,900,918)
Class R6

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Franklin Conservative Allocation
Fund
Franklin Moderate Allocation
Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2023
Shares sold ................................... 19,233 $240,185 45,656 $609,074
Shares issued in reinvestment of distributions .......... 2,777 35,070 9,135 125,118
Shares redeemed ............................... (32,638) (407,046) (48,933) (653,222)
Net increase (decrease) .......................... (10,628) $(131,791) 5,858 $80,970
Year ended December 31, 2022
Shares sold ................................... 26,230 $346,902 47,746 $664,252
Shares issued in reinvestment of distributions .......... 7,694 94,744 21,105 273,579
Shares redeemed ............................... (38,478) (500,199) (51,082) (696,858)
Net increase (decrease) .......................... (4,554) $(58,553) 17,769 $240,973
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2023
Shares sold ................................... 347,138 $4,361,243 500,226 $6,739,023
Shares issued in reinvestment of distributions .......... 33,322 421,757 63,077 865,121
Shares redeemed ............................... (475,232) (5,974,328) (703,167) (9,446,115)
Net increase (decrease) .......................... (94,772) $(1,191,328) (139,864) $(1,841,971)
Year ended December 31, 2022
Shares sold ................................... 868,164 $11,375,506 1,049,264 $14,705,181
Shares issued in reinvestment of distributions .......... 99,291 1,225,306 180,660 2,345,137
Shares redeemed ............................... (2,144,368) (27,783,201) (2,364,283) (32,123,015)
Net increase (decrease) .......................... (1,176,913) $(15,182,389) (1,134,359) $(15,072,697)
Franklin Growth Allocation Fund
Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2023
Shares sold
a
................................... 5,675,320 $93,886,911
Shares issued in reinvestment of distributions .......... 1,608,455 27,357,970
Shares redeemed ............................... (7,378,570) (122,090,915)
Net increase (decrease) .......................... (94,795) $(846,034)
Year ended December 31, 2022
Shares sold
a
................................... 6,242,529 $106,513,403
Shares issued in reinvestment of distributions .......... 3,003,201 47,091,130
Shares redeemed ............................... (10,229,231) (173,687,373)
Net increase (decrease) .......................... (983,501) $(20,082,840)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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Franklin Growth Allocation Fund
Shares Amount
Class C Shares:
Six Months ended June 30, 2023
Shares sold ................................... 1,159,384 $18,367,331
Shares issued in reinvestment of distributions .......... 143,847 2,338,610
Shares redeemed
a
.............................. (1,809,784) (28,691,573)
Net increase (decrease) .......................... (506,553) $(7,985,632)
Year ended December 31, 2022
Shares sold ................................... 1,043,908 $17,169,928
Shares issued in reinvestment of distributions .......... 301,764 4,542,612
Shares redeemed
a
.............................. (2,409,585) (39,333,829)
Net increase (decrease) .......................... (1,063,913) $(17,621,289)
Class R
Class R Shares:
Six Months ended June 30, 2023
Shares sold ................................... 168,153 $2,734,891
Shares issued in reinvestment of distributions .......... 60,644 1,013,386
Shares redeemed ............................... (262,805) (4,268,270)
Net increase (decrease) .......................... (34,008) $(519,993)
Year ended December 31, 2022
Shares sold ................................... 257,803 $4,277,975
Shares issued in reinvestment of distributions .......... 119,491 1,843,215
Shares redeemed ............................... (717,374) (12,000,258)
Net increase (decrease) .......................... (340,080) $(5,879,068)
Class R6
Class R6 Shares:
Six Months ended June 30, 2023
Shares sold ................................... 53,589 $880,664
Shares issued in reinvestment of distributions .......... 8,494 145,392
Shares redeemed ............................... (9,236) (153,444)
Net increase (decrease) .......................... 52,847 $872,612
Year ended December 31, 2022
Shares sold ................................... 20,382 $347,602
Shares issued in reinvestment of distributions .......... 13,634 215,043
Shares redeemed ............................... (47,819) (799,810)
Net increase (decrease) .......................... (13,803) $(237,165)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Asset Allocation Fees
The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying
Funds and ETFs.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans,
Franklin Growth Allocation Fund
Shares Amount
Advisor Class Shares:
Six Months ended June 30, 2023
Shares sold ................................... 383,202 $6,332,233
Shares issued in reinvestment of distributions .......... 68,620 1,175,518
Shares redeemed ............................... (424,812) (7,070,455)
Net increase (decrease) .......................... 27,010 $437,296
Year ended December 31, 2022
Shares sold ................................... 526,427 $9,021,799
Shares issued in reinvestment of distributions .......... 133,174 2,102,385
Shares redeemed ............................... (916,123) (15,502,011)
Net increase (decrease) .......................... (256,522) $(4,377,827)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC ( Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $22,372 $78,334 $83,324
CDSC retained ........................... $9,576 $5,624 $5,892
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Transfer agent fees ........................ $216,492 $430,501 $414,733
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust
Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the asset allocation fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the period ended June 30, 2023, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 30,701,244 $ 438,365 $ (4,284,856) $ (1,097,278) $ 2,166,323 $ 27,923,798 3,088,916 $ —
ClearBridge Large Cap Value Fund,
Class IS ................. 26,259,497 173,247 (3,426,901) 164,834 1,018,138 24,188,815 631,562 173,247
Franklin Emerging Market Core
Equity (IU) Fund ........... 12,220,962 236,369 (241,570) (30,283) 702,451 12,887,929 1,376,915 57,002
Franklin Growth Fund, Class R6 . 62,248,347 — (12,128,782) 4,425,914 5,910,915 60,456,394 495,951 —
Franklin High Yield Corporate ETF 19,487,415 1,742,943 (1,752,334) (266,895) 875,322 20,086,451 882,533 545,075
Franklin International Aggregate
Bond ETF ................ 18,456,792 1,571,889 (1,856,388) (548,130) 1,018,152 18,642,315 946,791 —
Franklin International Core Equity
(IU) Fund ................ 37,040,769 7,205,263 (6,017,442) 38,508 4,228,683 42,495,781 3,801,054 443,458
Franklin International Growth Fund,
Class R6 ................ 5,491,269 1,059,474 (992,296) (1,052) 722,118 6,279,513 384,538 —
Franklin Investment Grade
Corporate ETF ............ 25,563,434 1,465,923 (2,675,769) (535,910) 969,701 24,787,379 1,168,114 373,022
Franklin Systematic Style Premia
ETF .................... 9,183,135 908,393 (928,279) (186,717) 450,629 9,427,161 431,451 —
Franklin U.S. Core Bond ETF ... 197,196,243 10,216,672 (17,148,612) (2,879,218) 5,005,003 192,390,088 8,990,191 2,556,716
Franklin U.S. Core Equity (IU) Fund 145,722,174 2,304,765 (26,554,809) (3,477,254) 20,317,676 138,312,552 10,321,832 1,351,461
Franklin U.S. Equity Index ETF . 11,904,898 3,017,296 (3,459,610) 148,826 1,798,694 13,410,104 345,550 80,781
Franklin U.S. Large Cap Multifactor
Index ETF ............... 33,567,342 — (5,643,295) 17,885 4,194,108 32,136,040 717,803 251,994
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 5,018,427 352,624 (5,075,610) (180,990) (114,451) — — 34,582
Franklin U.S. Treasury Bond ETF 54,806,603 3,906,058 (4,827,397) (983,117) 1,147,103 54,049,250 2,602,087 782,345
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ...... 21,171,800 58,988,053 (54,205,595) — — 25,954,258 25,954,258 560,142
Templeton Developing Markets
Trust, Class R6 ............ 8,417,149 264,928 (890,169) (111,692) 842,503 8,522,719 479,074 —
Templeton Foreign Fund, Class R6 9,012,492 835,376 (1,307,530) 135,355 994,250 9,669,943 1,275,718 —
Western Asset Core Plus Bond
Fund, Class IS ............ 113,500,451 8,665,394 (12,692,162) (3,261,564) 4,606,482 110,818,601 11,714,440 2,304,997
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 39,756,727 $ 3,061,716 $ (3,218,795) $ (274,029) $ 156,050 $ 39,481,669 10,967,130 $ 720,710
Total Non-Controlled Affiliates $886,727,170 $106,414,748 $(169,328,201) $(8,902,807) $57,009,850 $871,920,760 $10,235,532
Total Affiliated Securities .... $886,727,170 $106,414,748 $(169,328,201) $(8,902,807) $57,009,850 $871,920,760 $10,235,532
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 30,484,612 1,652,637 (293,165) (59,049) 1,754,942 33,539,977 3,583,331 146,517
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 30,242,539 635,122 (3,519,377) (1,004,220) 2,054,465 28,408,529 3,142,536 —
ClearBridge Large Cap Value Fund,
Class IS ................. 66,028,359 448,991 (5,766,904) 78,351 3,012,303 63,801,100 1,665,825 448,991
Franklin Growth Fund, Class R6 . 156,477,591 — (23,418,219) 6,545,198 20,082,374 159,686,944 1,309,983 —
Franklin High Yield Corporate ETF 21,023,462 2,527,626 (1,464,911) (223,626) 883,110 22,745,661 999,370 606,554
Franklin International Aggregate
Bond ETF ................ 18,200,828 1,711,377 (1,380,366) (408,114) 874,427 18,998,152 964,863 —
Franklin International Core Equity
(IU) Fund ................ 95,199,975 16,970,821 (11,412,064) (374,122) 11,379,923 111,764,533 9,996,828 1,165,020
Franklin International Growth Fund,
Class R6 ................ 13,932,824 2,600,314 (1,743,338) (1,513) 1,838,257 16,626,544 1,018,159 —
Franklin Investment Grade
Corporate ETF ............ 27,577,576 2,354,377 (2,319,707) (458,262) 914,198 28,068,182 1,322,723 414,982
Franklin Systematic Style Premia
ETF .................... 15,078,234 1,593,124 (1,107,053) (223,442) 672,885 16,013,748 732,898 —
Franklin U.S. Core Bond ETF ... 212,737,140 17,298,938 (14,353,193) (2,479,459) 4,645,171 217,848,597 10,179,841 2,838,617
Franklin U.S. Core Equity (IU) Fund 366,931,589 5,067,123 (52,526,457) (7,052,389) 50,321,602 362,741,468 27,070,259 3,526,452
Franklin U.S. Equity Index ETF . 30,983,474 6,815,120 (7,460,000) 357,873 4,740,088 35,436,555 913,125 209,584
Franklin U.S. Large Cap Multifactor
Index ETF ............... 83,628,823 441,270 (10,062,163) (212,841) 11,116,454 84,911,543 1,896,617 658,078
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 12,629,280 891,543 (12,758,610) (474,228) (287,985) — — 90,103
Franklin U.S. Treasury Bond ETF 59,125,865 5,991,037 (4,041,098) (821,445) 948,803 61,203,162 2,946,497 868,333
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ...... 34,816,251 91,950,351 (82,425,327) — — 44,341,275 44,341,275 950,889
Templeton Developing Markets
Trust, Class R6 ............ 21,301,187 741,565 (1,520,730) (202,932) 2,052,082 22,371,172 1,257,514 —
Templeton Foreign Fund, Class R6 22,864,626 2,058,041 (2,210,897) 50,988 2,838,234 25,600,992 3,377,440 —
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Core Plus Bond
Fund, Class IS ............ $ 122,445,969 $ 12,817,320 $ (11,365,432) $ (2,937,172) $ 4,307,513 $ 125,268,198 13,241,881 $ 2,546,289
Western Asset Short-Term Bond
Fund, Class IS ............ 48,281,843 4,796,542 (3,023,628) (255,476) 93,766 49,893,047 13,859,180 894,096
Total Non-Controlled Affiliates $1,459,507,435 $177,710,602 $(253,879,474) $(10,096,831) $122,487,670 $1,495,729,402 $15,217,988
Total Affiliated Securities .... $1,489,992,047 $179,363,239 $(254,172,639) $(10,155,880) $124,242,612 $1,529,269,379 $15,364,505
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 29,248,769 3,102,144 (88,425) (21,784) 1,662,173 33,902,877 3,622,102 146,784
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 14,819,283 405,618 (1,562,806) (395,463) 912,547 14,179,179 1,568,493 —
ClearBridge Large Cap Value Fund,
Class IS ................. 65,445,907 1,290,913 (4,971,669) 69,672 3,072,588 64,907,411 1,694,710 451,519
Franklin Growth Fund, Class R6 . 155,208,167 — (19,205,712) 3,382,164 23,379,141 162,763,760 1,335,224 —
Franklin High Yield Corporate ETF 6,940,921 1,259,509 (364,771) (51,785) 272,165 8,056,039 353,956 208,871
Franklin International Aggregate
Bond ETF ................ 8,895,257 839,958 (462,732) (136,812) 365,719 9,501,390 482,549 —
Franklin International Core Equity
(IU) Fund ................ 93,936,658 17,045,103 (8,543,812) (742,486) 11,674,647 113,370,110 10,140,439 1,176,087
Franklin International Growth Fund,
Class R6 ................ 13,737,178 2,564,616 (1,179,521) (3,032) 1,822,896 16,942,137 1,037,485 —
Franklin Investment Grade
Corporate ETF ............ 9,106,040 1,505,305 (817,173) (157,971) 305,836 9,942,037 468,522 142,826
Franklin Systematic Style Premia
ETF .................... 11,082,650 1,172,070 (579,151) (116,291) 454,496 12,013,774 549,832 —
Franklin U.S. Core Bond ETF ... 70,247,628 11,160,187 (4,895,726) (804,836) 1,462,495 77,169,748 3,606,063 972,961
Franklin U.S. Core Equity (IU) Fund 337,617,838 2,985,838 (78,934,511) (12,590,129) 49,226,303 298,305,339 22,261,592 2,985,838
Franklin U.S. Equity Index ETF . 34,657,128 61,768,732 (11,394,299) 454,754 12,052,742 97,539,057 2,513,375 408,874
Franklin U.S. Large Cap Multifactor
Index ETF ............... 98,772,934 6,125,522 (23,819,132) (659,371) 12,274,138 92,694,091 2,070,451 671,547
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 12,481,875 876,337 (12,596,485) (479,253) (282,474) — — 90,826
Franklin U.S. Treasury Bond ETF 19,522,543 3,147,249 (1,004,505) (145,320) 159,102 21,679,069 1,043,693 297,445
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ...... 23,941,645 70,638,030 (59,523,514) — — 35,056,161 35,056,161 706,401
Templeton Developing Markets
Trust, Class R6 ............ 21,426,214 1,343,574 (1,907,595) (254,580) 2,097,014 22,704,627 1,276,258 —
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.45%, based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2024.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended June 30, 2023, there were no credits earned. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 22,540,275 $ 2,051,546 $ (1,370,163) $ (4,338) $ 2,871,562 $ 26,088,882 3,441,805 $ —
Western Asset Core Plus Bond
Fund, Class IS ............ 40,431,845 7,460,453 (4,045,490) (1,011,118) 1,448,076 44,283,766 4,681,159 865,865
Western Asset Short-Term Bond
Fund, Class IS ............ 22,308,813 2,700,438 (1,050,066) (88,672) 6,059 23,876,572 6,632,381 419,931
Total Non-Controlled Affiliates $1,083,120,799 $196,340,998 $(238,228,833) $(13,734,867) $123,575,052 $1,151,073,149 $9,398,991
Total Affiliated Securities .... $1,112,369,568 $199,443,142 $(238,317,258) $(13,756,651) $125,237,225 $1,184,976,026 $9,545,775
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
a a a a
Cost of investments ....................... $945,392,770 $1,499,666,320 $1,043,529,063
Unrealized appreciation ..................... $98,340,322 $237,204,044 $232,019,189
Unrealized depreciation ..................... (97,499,192) (108,574,718) (37,977,730)
Net unrealized appreciation (depreciation) ....... $841,130 $128,629,326 $194,041,459
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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6. Investment Transactions
Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 3 0 , 202 3 , were as follows:
7. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2023, the
Funds did not use the Global Credit Facility.
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Funds' assets carried at fair value, is as follows:
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Purchases .............................. $56,805,505 $105,706,012 $144,955,477
Sales .................................. $122,776,522 $179,781,040 $182,483,396
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 920,206,653 $ — $ — $ 920,206,653
Short Term Investments ................... 25,954,258 72,989 — 26,027,247
Total Investments in Securities ........... $946,160,911 $72,989 $— $946,233,900

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9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 1,583,954,371 $ — $ — $ 1,583,954,371
Short Term Investments ................... 44,341,275 — — 44,341,275
Total Investments in Securities ........... $1,628,295,646 $— $— $1,628,295,646
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,202,392,428 — — 1,202,392,428
Short Term Investments ................... 35,056,161 121,933 — 35,178,094
Total Investments in Securities ........... $1,237,448,589 $121,933 $— $1,237,570,522
a
For detailed categories, see the accompanying schedule of investments.
Selected Portfolio
ETF
Exchange-Traded Fund
8. Fair Value Measurements
(continued)

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BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund
Franklin Growth Allocation Fund
Franklin Moderate Allocation Fund
(each a Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting), the
Board of Trustees (Board) of Franklin Fund Allocator Series
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreements
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of each Fund (each a Management Agreement)
for the period May 1, 2023 through June 30, 2023 (Stub
Period). The Independent Trustees noted that each Fund’s
annual contract review was historically held at the February
Board meeting and that management proposed to move the
contract review to the May Board meeting. The Independent
Trustees further noted management’s explanation that, to
effect this change, the Board needed to consider the renewal of each Fund’s Management Agreement prior to its current
April 30, 2023 expiration date. The Independent Trustees
also noted that management would ask them to consider
the continuation of the Management Agreements again at
the May Board meeting for the 12-month period beginning
July 1, 2023. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the continuation of each
Management Agreement for the Stub Period. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered
information provided by the Manager at the March
Meeting and throughout the year at meetings of the
Board and its committees. The Board also reviewed
and considered information provided in response to a
detailed set of requests for information submitted to the
Manager by Independent Trustee counsel on behalf of
the Independent Trustees in connection with the annual
contract renewal process. In addition, prior to the March
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered prior
to and at the March Meeting. The Board reviewed and
considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including,
but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment
performance of each Fund; (iii) the costs of the services
provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors (Factors).
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the best
interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-

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party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Conservative Allocation Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional mixed-asset target allocation conservative funds.
The Board noted that the Fund’s annualized total return for
the three-, five- and 10-year periods was above the median
of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board
concluded that the Fund’s performance was acceptable.
Franklin Moderate Allocation Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional mixed-asset target allocation moderate funds.
The Board noted that the Fund’s annualized total return for
the one-, three- and 10-year periods was below the median
of its Performance Universe, but for the five-year period was above the median of its Performance Universe. The Board
discussed the performance of the Fund with management
and management explained that the Fund was more globally
focused than its asset allocation fund peers, which has been a headwind for the Fund given the strength of US equities
and the US dollar for the last five years. Management
further explained that investment selection had been a
main detractor of Fund performance over longer periods,
primarily in the non-US equity portion of the Fund’s portfolio.
Management then discussed with the Board the actions that
are being taken in an effort to improve the performance of
the Fund, including enhancements the portfolio management
team has made and continues to make to the Fund’s
portfolio construction. The Board concluded that the Fund’s
Management Agreement should be continued for the Stub
Period, while management’s efforts continue to be closely
monitored.
Franklin Growth Allocation Fund - The Performance Universe
for the Fund included the Fund and all retail and institutional mixed-asset target allocation growth funds. The Board noted
that the Fund’s annualized total return for the one- and
10-year periods was below the median of its Performance
Universe, but for the three- and five-year periods was
above the median of its Performance Universe. The Board
discussed the performance of the Fund with management
and management explained that the Fund was more globally
focused than its asset allocation fund peers, which has been a headwind for the Fund given the strength of US equities
and the US dollar for the last five years. Management
further explained that investment selection had been a
main detractor of Fund performance over the longer period,
primarily in the non-US equity portion of the Fund’s portfolio.
Management then discussed with the Board the actions that
are being taken in an effort to improve the performance of
the Fund, including enhancements the portfolio management
team has made and continues to make to the Fund’s
portfolio construction. The Board concluded that the Fund’s
Management Agreement should be continued for the Stub
Period, while management’s efforts continue to be closely
monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support

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payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for Class A
shares and Investor Class shares for the other funds in each
Fund’s respective Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Franklin Conservative Allocation
Fund included the Fund and 13 other mixed-asset target
allocation conservative funds. The Expense Group for the
Franklin Moderate Allocation Fund included the Fund and
11 other mixed-asset target allocation moderate funds.
The Expense Group for the Franklin Growth Allocation
Fund included the Fund and eight other mixed-asset
target allocation growth funds. The Board noted that the
Management Rates and the actual total expense ratios
for the Funds were above the medians of their respective
Expense Groups. The Board discussed these expenses
with management and management explained that
the Management Rate paid by each Fund is solely for
asset allocation services as the Fund invests primarily in
underlying funds. Management further explained that each
Fund’s total expenses (including underlying fund expenses)
were in the first quintile (least expensive) of the Fund’s
respective Expense Group. The Board noted that each
Fund’s actual total expense ratio reflected a fee waiver from management. After consideration of the above, the Board
concluded that the Management Rate charged to each Fund
is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.

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Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s
view that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
noted that, due to the use of the Management Rate for
allocation services, the Funds would not likely experience
economies of scale.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for the
Stub Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved the Management Agreements
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to
the Manager by Independent Trustee counsel on behalf
of the Independent Trustees, which included information
on Fund performance for the one-, three- and five-year
periods ended March 31, 2023 and the other Factors. The
Board determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreements for an additional twelve-month period beginning
July 1, 2023.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Franklin Fund Allocator Series
Shareholder Information
57
franklintempleton.com
Semiannual Report
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FAS S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Fund Allocator Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual Report
FRANKLIN COREFOLIO
ALLOCATION FUND
A Series of Franklin Fund Allocator Series
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 5
Financial Highlights and Schedule of Investments 6
Financial Statements 12
Notes to Financial Statements 16
Shareholder Information 22
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

2
franklintempleton.com
Semiannual Report
Franklin Corefolio Allocation Fund
This semiannual report for Franklin Corefolio Allocation Fund covers the period ended June 30, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation through investments
in a combination of Franklin Growth Fund, Franklin Growth
Opportunities Fund, Franklin Mutual Shares Fund and
Templeton Growth Fund.
Performance Overview
The Fund’s Class A shares posted a +15.29% cumulative
total return for the six months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s
®
500
Index (S&P 500
®
), which is a broad measure of U.S. stock
performance, posted a +16.89% cumulative total return, and
the MSCI World Index, which tracks equity performance in
global developed markets, posted a +15.43% cumulative
total return.
1
You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 3 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Corefolio Allocation Fund. We look forward to serving your
future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition
*
6/30/23
% of Total
Net Assets
Domestic Equity 75.4%
Foreign Equity 24.6%
Short-Term Investments & Other Net Assets
†
0.0%
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund into a broad asset class based on its predominant investments under normal market conditions.
†
Rounds to less than 0.1%.
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
11
.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2023
Franklin Corefolio Allocation Fund
3
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +15.29% +8.94%
1-Year +17.98% +11.46%
5-Year +41.37% +5.96%
10-Year +135.74% +8.34%
Advisor
6-Month +15.39% +15.39%
1-Year +18.25% +18.25%
5-Year +43.14% +7.44%
10-Year +141.78% +9.23%
See page 4 for Performance Summary footnotes.

Franklin Corefolio Allocation Fund
Performance Summary
4
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The investment style may become out of favor, which may have a negative impact on performance. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund’s prospectus also includes a description of the main investment risks.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0304 $0.7867 $0.8171
C $0.0304 $0.7867 $0.8171
R $0.0304 $0.7867 $0.8171
R6 $0.0304 $0.7867 $0.8171
Advisor $0.0304 $0.7867 $0.8171
Total Annual Operating Expenses
5
Share Class
A 1.03%
Advisor 0.78%

Your Fund’s Expenses
Franklin Corefolio Allocation Fund
5
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,152.90 $2.23 $1,022.72 $2.09 0.42%
C $1,000 $1,148.70 $6.22 $1,019.01 $5.84 1.17%
R $1,000 $1,151.50 $3.56 $1,021.48 $3.35 0.67%
R6 $1,000 $1,154.50 $0.48 $1,024.34 $0.46 0.09%
Advisor $1,000 $1,153.90 $0.90 $1,023.96 $0.84 0.17%

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.85 $24.42 $21.92 $20.04 $17.32 $19.68
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.04) 0.05 0.22 0.12 0.20 0.17
Net realized and unrealized gains (losses) 2.77 (5.16) 3.21 3.32 4.17 (1.51)
Total from investment operations ........ 2.73 (5.11) 3.43 3.44 4.37 (1.34)
Less distributions from:
Net investment income and short term
gains received from Underlying funds ... (0.03) (0.01) (0.22) (0.18) (0.20) (0.15)
Net realized gains ................. (0.79) (1.45) (0.71) (1.38) (1.45) (0.87)
Total distributions ................... (0.82) (1.46) (0.93) (1.56) (1.65) (1.02)
Net asset value, end of period .......... $19.76 $17.85 $24.42 $21.92 $20.04 $17.32
Total return
d
....................... 15.29% (20.84)% 15.76% 18.28% 25.79% (7.10)%
Ratios to average net assets
e
Expenses
f,g
........................ 0.42% 0.41% 0.42% 0.43% 0.44% 0.41%
Net investment income (loss)
c
.......... (0.42)% 0.26% 0.91% 0.64% 1.02% 0.76%
Supplemental data
Net assets, end of period (000’s) ........ $764,424 $690,297 $931,489 $812,250 $717,806 $593,983
Portfolio turnover rate ................ —% 9.00% 3.58% 9.29% 2.12% 3.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2023.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.34 $23.94 $21.57 $19.76 $17.10 $19.43
Income from investment operations
a
:
Net investment income (loss)
b ,c
........ (0.11) (0.10) (0.01) (0.03) 0.04 (0.10)
Net realized and unrealized gains (losses) 2.69 (5.05) 3.20 3.25 4.12 (1.35)
Total from investment operations ........ 2.58 (5.15) 3.19 3.22 4.16 (1.45)
Less distributions from:
Net investment income and short term
gains received from Underlying funds ... (0.03) (—)
d
(0.11) (0.03) (0.05) (0.01)
Net realized gains ................. (0.79) (1.45) (0.71) (1.38) (1.45) (0.87)
Total distributions ................... (0.82) (1.45) (0.82) (1.41) (1.50) (0.88)
Net asset value, end of period .......... $19.10 $17.34 $23.94 $21.57 $19.76 $17.10
Total return
e
....................... 14.87% (21.44)% 14.88% 17.41% 24.83% (7.76)%
Ratios to average net assets
f
Expenses
g , h
........................ 1.17% 1.16% 1.17% 1.18% 1.19% 1.16%
Net investment income (loss)
c
.......... (1.17)% (0.53)% (0.05)% (0.18)% 0.27% 0.01%
Supplemental data
Net assets, end of period (000’s) ........ $41,632 $39,781 $61,517 $73,513 $75,745 $72,124
Portfolio turnover rate ................ —% 9.00% 3.58% 9.29% 2.12% 3.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2023.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.81 $24.42 $21.95 $20.07 $17.34 $19.68
Income from investment operations
a
:
Net investment income (loss)
b ,c
........ (0.06) 0.01 0.16 0.07 0.14 0.10
Net realized and unrealized gains (losses) 2.76 (5.17) 3.21 3.32 4.19 (1.48)
Total from investment operations ........ 2.70 (5.16) 3.37 3.39 4.33 (1.38)
Less distributions from:
Net investment income and short term
gains received from Underlying funds ... (0.03) (—)
d
(0.19) (0.13) (0.15) (0.09)
Net realized gains ................. (0.79) (1.45) (0.71) (1.38) (1.45) (0.87)
Total distributions ................... (0.82) (1.45) (0.90) (1.51) (1.60) (0.96)
Net asset value, end of period .......... $19.69 $17.81 $24.42 $21.95 $20.07 $17.34
Total return
e
....................... 15.15% (21.04)% 15.46% 18.00% 25.51% (7.30)%
Ratios to average net assets
f
Expenses
g , h
........................ 0.67% 0.66% 0.66% 0.67% 0.67% 0.65%
Net investment income (loss)
c
.......... (0.67)% 0.04% 0.68% 0.38% 0.79% 0.52%
Supplemental data
Net assets, end of period (000’s) ........ $1,768 $1,488 $1,764 $1,498 $1,387 $1,412
Portfolio turnover rate ................ —% 9.00% 3.58% 9.29% 2.12% 3.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2023.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.92 $24.52 $21.97 $20.07 $17.34 $19.67
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.01) 0.12 0.30 0.21 0.70 0.27
Net realized and unrealized gains (losses) 2.78 (5.19) 3.23 3.31 3.75 (1.52)
Total from investment operations ........ 2.77 (5.07) 3.53 3.52 4.45 (1.25)
Less distributions from:
Net investment income .............. (0.03) (0.08) (0.27) (0.24) (0.27) (0.21)
Net realized gains ................. (0.79) (1.45) (0.71) (1.38) (1.45) (0.87)
Total distributions ................... (0.82) (1.53) (0.98) (1.62) (1.72) (1.08)
Net asset value, end of period .......... $19.87 $17.92 $24.52 $21.97 $20.07 $17.34
Total return
d
....................... 15.45% (20.60)% 16.16% 18.69% 26.24% (6.78)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.12% 0.13% 0.13% 0.13% 0.12% 0.23%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.09% 0.08% 0.09% 0.09% 0.09% 0.09%
Net investment income (loss)
c
.......... (0.09)% 0.62% 1.26% 1.05% 1.37% 1.08%
Supplemental data
Net assets, end of period (000’s) ........ $4,665 $4,379 $5,349 $4,393 $3,385 $75
Portfolio turnover rate ................ —% 9.00% 3.58% 9.29% 2.12% 3.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2023.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.93 $24.52 $21.98 $20.08 $17.35 $19.71
Income from investment operations
a
:
Net investment income (loss)
b ,c
........ (0.02) 0.09 0.28 0.17 0.27 0.24
Net realized and unrealized gains (losses) 2.78 (5.17) 3.22 3.34 4.16 (1.53)
Total from investment operations ........ 2.76 (5.08) 3.50 3.51 4.43 (1.29)
Less distributions from:
Net investment income and short term
gains received from Underlying funds ... (0.03) (0.06) (0.25) (0.23) (0.25) (0.20)
Net realized gains ................. (0.79) (1.45) (0.71) (1.38) (1.45) (0.87)
Total distributions ................... (0.82) (1.51) (0.96) (1.61) (1.70) (1.07)
Net asset value, end of period .......... $19.87 $17.93 $24.52 $21.98 $20.08 $17.35
Total return
d
....................... 15.39% (20.63)% 16.05% 18.59% 26.10% (6.85)%
Ratios to average net assets
e
Expenses
f ,g
........................ 0.17% 0.16% 0.17% 0.18% 0.19% 0.16%
Net investment income (loss)
c
.......... (0.17)% 0.48% 1.16% 0.90% 1.27% 1.01%
Supplemental data
Net assets, end of period (000’s) ........ $54,478 $48,963 $69,322 $61,166 $52,512 $40,399
Portfolio turnover rate ................ —% 9.00% 3.58% 9.29% 2.12% 3.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2023.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2023
Franklin Corefolio Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Shares
a
Value
a
Investments In Underlying Funds 100.0%
Domestic Equity 75.4%
a
Franklin Growth Fund, Class R6 ........................................ 1,811,176 $ 220,782,372
a,b
Franklin Growth Opportunities Fund, Class R6 ............................. 4,649,433 232,843,608
a
Franklin Mutual Shares Fund, Class R6 ................................... 8,316,903 200,354,200
653,980,180
Foreign Equity 24.6%
a
Templeton Growth Fund, Inc., Class R6 ................................... 8,844,970 213,252,234
Total Investments In Underlying Funds (Cost $582,738,190) ......................
867,232,414
a a a a
Short Term Investments 0.0%
†
A
A
Money Market Funds 0.0%
†
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .................. 44 44
Total Money Market Funds (Cost $44) ..........................................
44
Total Short Term Investments (Cost $44 ) .......................................
44
a
Total Investments (Cost $582,738,234) 100.0% ..................................
$867,232,458
Other Assets, less Liabilities (0.0)%
†
..........................................
(264,922)
Net Assets 100.0% ...........................................................
$866,967,536
†
Rounds to less than 0.1% of net assets.
a
See Note 3(e) regarding investments in Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Franklin
Corefolio
Allocation Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ $582,738,234
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 867,232,458
Cash .................................................................................... 918,927
Receivables:
Capital shares sold ........................................................................ 104,329
Dividends ............................................................................... 44
Affiliates ................................................................................ 15
Total assets .......................................................................... 868,255,773
Liabilities:
Payables:
Capital shares redeemed ................................................................... 818,621
Administrative fees ........................................................................ 20,895
Distribution fees .......................................................................... 187,840
Transfer agent fees ........................................................................ 178,347
Trustees' fees and expenses ................................................................. 729
Distributions to shareholders ................................................................. 30,835
Accrued expenses and other liabilities ........................................................... 50,970
Total liabilities ......................................................................... 1,288,237
Net assets, at value ................................................................. $866,967,536
Net assets consist of:
Paid-in capital ............................................................................. $599,128,450
Total distributable earnings (losses) ............................................................. 267,839,086
Net assets, at value ................................................................. $866,967,536

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
Franklin
Corefolio
Allocation Fund
Class A:
Net assets, at value ....................................................................... $764,424,299
Shares outstanding ........................................................................ 38,686,829
Net asset value per share
a
.................................................................. $19.76
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $20.91
Class C:
Net assets, at value ....................................................................... $41,632,132
Shares outstanding ........................................................................ 2,180,073
Net asset value and maximum offering price per share
a
............................................. $19.10
Class R:
Net assets, at value ....................................................................... $1,768,147
Shares outstanding ........................................................................ 89,799
Net asset value and maximum offering price per share ............................................. $19.69
Class R6:
Net assets, at value ....................................................................... $4,665,237
Shares outstanding ........................................................................ 234,736
Net asset value and maximum offering price per share ............................................. $19.87
Advisor Class:
Net assets, at value ....................................................................... $54,477,721
Shares outstanding ........................................................................ 2,741,555
Net asset value and maximum offering price per share ............................................. $19.87
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
Franklin
Corefolio
Allocation Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $2,447
Expenses:
Administrative fees (Note 3 a ) .................................................................. 122,877
Distribution fees: (Note 3b )
    Class A ................................................................................ 901,972
    Class C ................................................................................ 202,143
    Class R ................................................................................ 4,026
Transfer agent fees: (Note 3d )
    Class A ................................................................................ 385,452
    Class C ................................................................................ 21,549
    Class R ................................................................................ 862
    Class R6 ............................................................................... 1,244
    Advisor Class ............................................................................ 27,295
Reports to shareholders fees .................................................................. 42,606
Registration and filing fees .................................................................... 47,787
Professional fees ........................................................................... 21,910
Trustees' fees and expenses .................................................................. 5,029
Other .................................................................................... 9,107
Total expenses ......................................................................... 1,793,859
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (796)
Net expenses ......................................................................... 1,793,063
Net investment income (loss) ............................................................ (1,790,616)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Non-controlled affiliates (Note 3 e ) ........................................................... (4,239,913)
Net change in unrealized appreciation (depreciation) on:
Investments:
Non-controlled affiliates (Note 3 e ) ........................................................... 123,483,411
Net realized and unrealized gain (loss) ............................................................ 119,243,498
Net increase (decrease) in net assets resulting from operations .......................................... $117,452,882

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
Franklin Corefolio Allocation Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(1,790,616) $1,986,878
Net realized gain (loss) ................................................. (4,239,913) 28,812,870
Net change in unrealized appreciation (depreciation) ........................... 123,483,411 (251,528,197)
Net increase (decrease) in net assets resulting from operations ................ 117,452,882 (220,728,449)
Distributions to shareholders:
Class A ............................................................. (30,556,126) (54,119,499)
Class C ............................................................. (1,730,997) (3,448,107)
Class R ............................................................. (70,346) (110,722)
Class R6 ............................................................ (188,496) (348,810)
Advisor Class ........................................................ (2,174,074) (4,174,776)
Total distributions to shareholders .......................................... (34,720,039) (62,201,914)
Capital share transactions: (Note 2 )
Class A ............................................................. 1,174,449 5,167,883
Class C ............................................................. (2,074,059) (5,536,290)
Class R ............................................................. 121,920 208,379
Class R6 ............................................................ (171,308) 464,883
Advisor Class ........................................................ 275,320 (1,907,511)
Total capital share transactions ............................................ (673,678) (1,602,656)
Net increase (decrease) in net assets ................................... 82,059,165 (284,533,019)
Net assets:
Beginning of period ..................................................... 784,908,371 1,069,441,390
End of period .......................................................... $866,967,536 $784,908,371

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
Franklin Corefolio Allocation Fund
16
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
eighteen separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Franklin Corefolio
Allocation Fund (Fund) is included in this report. The Fund
invests in affiliated mutual funds managed by Franklin
Templeton (Underlying Funds). The Fund offers five classes
of shares: Class A, Class C, Class R, Class R6 and Advisor
Class. Class C automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income and capital

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
17
franklintempleton.com
Semiannual Report
Franklin Corefolio Allocation Fund
(continued)
gain distributions by Underlying Funds are recorded on
the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Fund indirectly bears its proportionate share of
expenses from the Underlying Funds. Since the Underlying
Funds have varied expense levels and the Fund may own
different proportions of the Underlying Funds at different
times, the amount of expenses incurred indirectly by the
Fund will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,425,309 $46,602,970 2,733,896 $54,219,315
Shares issued in reinvestment of distributions .......... 1,518,432 29,975,012 3,024,029 53,107,120
Shares redeemed ............................... (3,927,500) (75,403,533) (5,228,844) (102,158,552)
Net increase (decrease) .......................... 16,241 $1,174,449 529,081 $5,167,883
1. Organization and Significant Accounting Policies
(continued)
c. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
18
franklintempleton.com
Semiannual Report
Franklin Corefolio Allocation Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, and/or directors trustees of certain of the Underlying Funds and of the following subsidiaries:
a. Administrative Fees
The Fund pays an administrative fee to FT Services of 0.03% per year of the average daily net assets of the Fund for administrative services including monitoring and rebalancing the percentage of the Fund's investment in the Underlying Funds.
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 385,651 $7,187,252 335,519 $6,607,551
Shares issued in reinvestment of distributions .......... 90,386 1,724,635 199,486 3,415,189
Shares redeemed
a
.............................. (590,072) (10,985,946) (810,536) (15,559,030)
Net increase (decrease) .......................... (114,035) $(2,074,059) (275,531) $(5,536,290)
Class R Shares:
Shares sold ................................... 29,674 $570,314 9,274 $180,323
Shares issued in reinvestment of distributions .......... 3,576 70,346 6,313 110,722
Shares redeemed ............................... (26,970) (518,740) (4,317) (82,666)
Net increase (decrease) .......................... 6,280 $121,920 11,270 $208,379
Class R6 Shares:
Shares sold ................................... 10,018 $191,134 43,576 $837,894
Shares issued in reinvestment of distributions .......... 9,461 187,806 18,840 333,021
Shares redeemed ............................... (29,083) (550,248) (36,280) (706,032)
Net increase (decrease) .......................... (9,604) $(171,308) 26,136 $464,883
Advisor Class Shares:
Shares sold ................................... 235,791 $4,560,284 388,759 $7,596,976
Shares issued in reinvestment of distributions .......... 98,326 1,951,838 212,472 3,754,731
Shares redeemed ............................... (324,055) (6,236,802) (697,139) (13,259,218)
Net increase (decrease) .......................... 10,062 $275,320 (95,908) $(1,907,511)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
19
franklintempleton.com
Semiannual Report
Franklin Corefolio Allocation Fund
(continued)
b. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
c. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
d. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2023, the Fund paid transfer agent fees of $436,402, of which $228,599 was retained by
Investor Services.
e. Investments in Underlying Funds
The Fund invests in Underlying Funds which are managed by Advisers, an affiliate of FT Services or by an affiliate of Advisers.
As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Fund are waived on assets invested in Institutional
Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $43,298
CDSC retained .............................................................................. $1,888
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
20
franklintempleton.com
Semiannual Report
Franklin Corefolio Allocation Fund
(continued)
Investments in Underlying Funds for the period ended June 30, 2023, were as follows:
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2024.
4. Income Taxes
At June 3 0 , 202 3 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated $– and
$36,736,414, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . $ 194,783,881 $ — $ (9,171,504) $ (1,227,273) $ 36,397,268 $ 220,782,372 1,811,176 $ —
Franklin Growth Opportunities
Fund, Class R6 ............ 193,509,671 — (9,381,156) (3,262,653) 51,977,746 232,843,608 4,649,433 —
Franklin Mutual Shares Fund, Class
R6 ..................... 198,576,524 — (8,854,530) (70,429) 10,702,635 200,354,200 8,316,903 —
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ...... 2,229 7,413,826 (7,416,011) — — 44 44 2,447
Templeton Growth Fund, Inc., Class
R6 ..................... 197,855,255 — (9,329,225) 320,442 24,405,762 213,252,234 8,844,970 —
Total Non-Controlled Affiliates $784,727,560 $7,413,826 $(44,152,426) $(4,239,913) $123,483,411 $867,232,458 $2,447
Total Affiliated Securities .... $784,727,560 $7,413,826 $(44,152,426) $(4,239,913) $123,483,411 $867,232,458 $2,447
Cost of investments .......................................................................... $593,356,725
Unrealized appreciation ........................................................................ $284,494,224
Unrealized depreciation ........................................................................ (10,618,491)
Net unrealized appreciation (depreciation) .......................................................... $273,875,733
3. Transactions with Affiliates
(continued)
e. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
21
franklintempleton.com
Semiannual Report
Franklin Corefolio Allocation Fund
(continued)
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2023, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Fund Allocator Series
Shareholder Information
22
franklintempleton.com
Semiannual Report
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Fund Allocator Series
Shareholder Information
23
franklintempleton.com
Semiannual Report
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

470 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Corefolio Allocation Fund
Fund Administrator Distributor Shareholder Services
Franklin Templeton Services, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT
FRANKLIN GLOBAL
ALLOCATION FUND
A Series of Franklin Fund Allocator Series
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 5
Financial Highlights and Schedule of Investments 6
Financial Statements 20
Notes to Financial Statements 24
Shareholder Information 36
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

2
franklintempleton.com
Semiannual Report
Franklin Global Allocation Fund
This semiannual report for Franklin Global Allocation Fund
covers the period ended June 30, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
that is consistent with an acceptable level of risk. Under
normal market conditions, the Fund invests in a diversified
portfolio of debt and equity securities and, to a lesser extent, alternative strategies.
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Performance Overview
The Fund’s Class A shares posted a +6.86% cumulative
total return for the six months under review. In comparison, the Fund’s primary benchmark, the MSCI All Country
World Index (ACWI)-NR, which measures equity market
performance in global developed and emerging markets,
posted a +13.93% cumulative total return.
1
The Fund’s
Custom 60% MSCI ACWI-NR + 30% Bloomberg Global
Aggregate Bond Index + 10% cash and cash equivalents
(Blended Benchmark) posted a +8.92% cumulative total
return.
2
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 3 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Prior to period-end, Todd Brighton stepped off the Fund
effective May 31, 2023. In addition, Gene Podkaminer, CFA,
Head of Research for FTIS, elected to leave the company to
pursue other opportunities effective June 1, 2023. We thank
Gene for his service and contributions to the firm.
Thank you for your continued participation in Franklin Global
Allocation Fund. We look forward to serving your future
investment needs.
Wylie Tollette, CFA
Kimberly Strand, CFA
Richard Hsu, CFA
Portfolio Management Team
Portfolio Composition
6/30/23
% of Total
Net Assets
Financial Services 25.6%
Capital Markets 11.3%
Banks 5.2%
Pharmaceuticals 4.6%
Semiconductors & Semiconductor Equipment 4.6%
Software 4.5%
Oil, Gas & Consumable Fuels 3.0%
Metals & Mining 2.8%
Technology Hardware, Storage & Peripherals 2.4%
Broadline Retail 1.9%
Interactive Media & Services 1.8%
Insurance 1.7%
Electric Utilities 1.6%
Food Products 1.5%
Other
*
24.3%
Short-Term Investments & Other Net Assets 3.2%
1. Source: Morningstar. Net Returns (NR) include income net of tax withholding when dividends are paid.
2. Source: FactSet. The Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
11
.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2023
Franklin Global Allocation Fund
3
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +6.86% +1.02%
1-Year +7.79% +1.88%
5-Year +14.99% +1.68%
10-Year +57.98% +4.09%
Advisor
6-Month +7.08% +7.08%
1-Year +8.07% +8.07%
5-Year +16.49% +3.10%
10-Year +62.07% +4.95%
See page 4 for Performance Summary footnotes.

Franklin Global Allocation Fund
Performance Summary
4
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income secu-
rities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The investment style may become out of favor, which may have a negative impact on performance. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets . To the extent the portfolio invests in a concentration of certain securities, regions or industries , it is subject to increased volatility. To the extent the Fund invests in alternative strategies , it may be exposed to potentially significant fluctuations in value. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
A $0.1359
C $0.0900
R $0.1220
R6 $0.1552
Advisor $0.1504
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.98% 0.99%
Advisor 0.73% 0.74%

Your Fund’s Expenses
Franklin Global Allocation Fund
5
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,068.60 $4.77 $1,020.18 $4.66 0.93%
C $1,000 $1,064.80 $8.60 $1,016.47 $8.39 1.68%
R $1,000 $1,067.30 $6.05 $1,018.94 $5.91 1.18%
R6 $1,000 $1,071.00 $3.09 $1,021.81 $3.01 0.60%
Advisor $1,000 $1,070.80 $3.49 $1,021.42 $3.41 0.68%

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.62 $14.95 $13.49 $14.43 $12.63 $14.54
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.18 0.19
c
0.34
c
0.42
c
0.41
c
Net realized and unrealized gains (losses) 0.74 (1.95) 1.39 (0.27) 1.82 (1.82)
Total from investment operations ........ 0.87 (1.77) 1.58 0.07 2.24 (1.41)
Less distributions from:
Net investment income .............. (0.14) (0.56) (0.12) (0.47) (0.44) (0.50)
Net realized gains ................. — — — (0.54) — —
Total distributions ................... (0.14) (0.56) (0.12) (1.01) (0.44) (0.50)
Net asset value, end of period .......... $13.35 $12.62 $14.95 $13.49 $14.43 $12.63
Total return
d
....................... 6.86% (11.83)% 11.74% 1.55% 17.81% (9.82)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.97% 0.94% 0.94%
f
0.42%
f
0.40%
f
0.39%
f
Expenses net of waiver and payments by
affiliates .......................... 0.93%
g
0.91%
g
0.88%
f,g
0.42%
f,h
0.40%
f,h
0.39%
f,h
Net investment income ............... 2.04% 1.31% 1.33%
c
2.73%
c
2.99%
c
2.66%
c
Supplemental data
Net assets, end of period (000’s) ........ $2,471,017 $2,417,274 $3,006,324 $2,952,287 $3,397,662 $3,209,751
Portfolio turnover rate ................ 18.91% 15.46% 97.19%
i
4.07% 0.29% 0.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.50 $14.79 $13.40 $14.33 $12.54 $14.33
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.07 0.08
c
0.23
c
0.29
c
0.18
c
Net realized and unrealized gains (losses) 0.73 (1.91) 1.38 (0.26) 1.82 (1.67)
Total from investment operations ........ 0.81 (1.84) 1.46 (0.03) 2.11 (1.49)
Less distributions from:
Net investment income .............. (0.09) (0.45) (0.07) (0.36) (0.32) (0.30)
Net realized gains ................. — — — (0.54) — —
Total distributions ................... (0.09) (0.45) (0.07) (0.90) (0.32) (0.30)
Net asset value, end of period .......... $13.22 $12.50 $14.79 $13.40 $14.33 $12.54
Total return
d
....................... 6.48% (12.45)% 10.89% 0.79% 16.91% (10.54)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.72% 1.69% 1.68%
f
1.17%
f
1.15%
f
1.14%
f
Expenses net of waiver and payments by
affiliates .......................... 1.68%
g
1.66%
g
1.62%
f,g
1.17%
f,h
1.15%
f,h
1.14%
f,h
Net investment income ............... 1.29% 0.56% 0.58%
c
1.85%
c
2.24%
c
1.91%
c
Supplemental data
Net assets, end of period (000’s) ........ $77,707 $84,086 $131,347 $201,506 $300,699 $362,833
Portfolio turnover rate ................ 18.91% 15.46% 97.19%
i
4.07% 0.29% 0.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Rat ios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.66 $14.99 $13.54 $14.48 $12.68 $14.58
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.14 0.15
c
0.31
c
0.37
c
0.34
c
Net realized and unrealized gains (losses) 0.73 (1.95) 1.40 (0.28) 1.83 (1.78)
Total from investment operations ........ 0.85 (1.81) 1.55 0.03 2.20 (1.44)
Less distributions from:
Net investment income .............. (0.12) (0.52) (0.10) (0.43) (0.40) (0.46)
Net realized gains ................. — — — (0.54) — —
Total distributions ................... (0.12) (0.52) (0.10) (0.97) (0.40) (0.46)
Net asset value, end of period .......... $13.39 $12.66 $14.99 $13.54 $14.48 $12.68
Total return
d
....................... 6.73% (12.06)% 11.50% 1.28% 17.44% (10.01)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.22% 1.19% 1.19%
f
0.67%
f
0.65%
f
0.64%
f
Expenses net of waiver and payments by
affiliates .......................... 1.18% 1.16%
g
1.13%
f,g
0.67%
f,h
0.65%
f,h
0.64%
f,h
Net investment income ............... 1.79% 1.06% 1.08%
c
2.47%
c
2.74%
c
2.41%
c
Supplemental data
Net assets, end of period (000’s) ........ $4,074 $3,906 $5,229 $4,975 $5,699 $5,513
Portfolio turnover rate ................ 18.91% 15.46% 97.19%
i
4.07% 0.29% 0.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.03 $15.43 $13.89 $14.81 $12.95 $14.62
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.22 0.25
c
0.96
c
0.46
c
0.37
c
Net realized and unrealized gains (losses) 0.77 (2.02) 1.43 (0.83) 1.88 (1.75)
Total from investment operations ........ 0.93 (1.80) 1.68 0.13 2.34 (1.38)
Less distributions from:
Net investment income .............. (0.16) (0.60) (0.14) (0.51) (0.48) (0.29)
Net realized gains ................. — — — (0.54) — —
Total distributions ................... (0.16) (0.60) (0.14) (1.05) (0.48) (0.29)
Net asset value, end of period .......... $13.80 $13.03 $15.43 $13.89 $14.81 $12.95
Total return
d
....................... 7.10% (11.62)% 12.14% 1.94% 18.18% (9.57)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.67% 0.66% 0.67%
f
0.21%
f
3.23%
f
0.08%
f
Expenses net of waiver and payments by
affiliates .......................... 0.60%
g
0.59%
g
0.54%
f
0.07%
f
0.07%
f
0.07%
f
Net investment income ............... 2.41% 1.61% 1.69%
c
7.33%
c
3.32%
c
2.98%
c
Supplemental data
Net assets, end of period (000’s) ........ $1,648 $1,087 $573 $631 $5 $4
Portfolio turnover rate ................ 18.91% 15.46% 97.19%
i
4.07% 0.29% 0.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year .
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.
hi
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.72 $15.07 $13.58 $14.52 $12.71 $14.63
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.21 0.23
c
0.37
c
0.45
c
0.43
c
Net realized and unrealized gains (losses) 0.75 (1.97) 1.40 (0.27) 1.83 (1.81)
Total from investment operations ........ 0.90 (1.76) 1.63 0.10 2.28 (1.38)
Less distributions from:
Net investment income .............. (0.15) (0.59) (0.14) (0.50) (0.47) (0.54)
Net realized gains ................. — — — (0.54) — —
Total distributions ................... (0.15) (0.59) (0.14) (1.04) (0.47) (0.54)
Net asset value, end of period .......... $13.47 $12.72 $15.07 $13.58 $14.52 $12.71
Total return
d
....................... 7.08% (11.64)% 12.01% 1.79% 18.06% (9.60)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.72% 0.69% 0.69%
f
0.17%
f
0.15%
f
0.14%
f
Expenses net of waiver and payments by
affiliates .......................... 0.68%
g
0.66%
g
0.63%
f,g
0.17%
f,h
0.15%
f,h
0.14%
f,h
Net investment income ............... 2.30% 1.56% 1.58%
c
2.89%
c
3.24%
c
2.91%
c
Supplemental data
Net assets, end of period (000’s) ........ $103,580 $98,974 $122,896 $123,049 $156,275 $145,522
Portfolio turnover rate ................ 18.91% 15.46% 97.19%
i
4.07% 0.29% 0.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2023
Franklin Global Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks 54.4%
Aerospace & Defense 0.7%
Raytheon Technologies Corp. ............................ United States 180,000 $ 17,632,800
Air Freight & Logistics 1.0%
Deutsche Post AG ..................................... Germany 279,900 13,677,798
United Parcel Service, Inc., B ............................ United States 64,600 11,579,550
25,257,348
Automobiles 0.8%
Mercedes-Benz Group AG .............................. Germany 28,000 2,253,962
Toyota Motor Corp. .................................... Japan 1,137,000 18,276,499
20,530,461
Banks 3.0%
Bank of America Corp. ................................. United States 530,600 15,222,914
Citigroup, Inc. ........................................ United States 207,100 9,534,884
Commonwealth Bank of Australia ......................... Australia 175,000 11,713,052
JPMorgan Chase & Co. ................................. United States 133,300 19,387,152
Royal Bank of Canada ................................. Canada 118,000 11,269,993
US Bancorp ......................................... United States 419,000 13,843,760
80,971,755
Beverages 1.1%
Coca-Cola Co. (The) ................................... United States 101,400 6,106,308
Constellation Brands, Inc., A ............................. United States 32,300 7,949,999
PepsiCo, Inc. ........................................ United States 75,500 13,984,110
28,040,417
Biotechnology 0.3%
AbbVie, Inc. ......................................... United States 52,600 7,086,798
Broadline Retail 1.7%
a
Amazon.com, Inc. ..................................... United States 260,000 33,893,600
b
JD.com, Inc., A ....................................... China 106,853 1,822,297
a,b
PDD Holdings, Inc., ADR ................................ China 120,465 8,328,950
44,044,847
Capital Markets 1.4%
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 82,000 3,106,839
Morgan Stanley ....................................... United States 244,600 20,888,840
S&P Global, Inc. ...................................... United States 33,700 13,509,993
37,505,672
Chemicals 0.6%
Linde plc ............................................ United States 44,000 16,767,520
Communications Equipment 0.2%
Cisco Systems, Inc. ................................... United States 112,500 5,820,750
Consumer Staples Distribution & Retail 1.0%
a
Dollar Tree, Inc. ...................................... United States 60,000 8,610,000
Target Corp. ......................................... United States 63,000 8,309,700
Walmart, Inc. ........................................ United States 54,200 8,519,156
25,438,856
Diversified Telecommunication Services 0.4%
Verizon Communications, Inc. ............................ United States 311,500 11,584,685
Electric Utilities 1.6%
Duke Energy Corp. .................................... United States 65,000 5,833,100
Iberdrola SA ......................................... Spain 1,669,066 21,797,998
NextEra Energy, Inc. ................................... United States 112,816 8,370,947

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
Southern Co. (The) .................................... United States 100,000 $ 7,025,000
43,027,045
Electrical Equipment 0.2%
Mitsubishi Electric Corp. ................................ Japan 338,700 4,788,814
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd. ................................... United States 93,000 13,034,880
Entertainment 0.8%
Electronic Arts, Inc. .................................... United States 87,000 11,283,900
Nintendo Co. Ltd. ..................................... Japan 201,000 9,164,525
20,448,425
Financial Services 0.9%
Mastercard, Inc., A .................................... United States 28,000 11,012,400
Visa, Inc., A .......................................... United States 54,000 12,823,920
23,836,320
Food Products 1.5%
Mondelez International, Inc., A ............................ United States 148,500 10,831,590
Nestle SA ........................................... United States 233,441 28,082,562
38,914,152
Ground Transportation 0.7%
Canadian National Railway Co. ........................... Canada 95,000 11,504,416
Union Pacific Corp. .................................... United States 38,500 7,877,870
19,382,286
Health Care Equipment & Supplies 0.5%
Medtronic plc ........................................ United States 153,900 13,558,590
Health Care Providers & Services 1.1%
Elevance Health, Inc. .................................. United States 23,400 10,396,386
UnitedHealth Group, Inc. ................................ United States 40,000 19,225,600
29,621,986
Hotels, Restaurants & Leisure 0.6%
McDonald's Corp. ..................................... United States 53,000 15,815,730
a,b,c
Meituan Dianping, B, 144A, Reg S ........................ China 44,392 696,094
16,511,824
Household Durables 0.7%
Sony Group Corp. ..................................... Japan 206,600 18,652,411
Household Products 0.8%
Procter & Gamble Co. (The) ............................. United States 138,000 20,940,120
Independent Power and Renewable Electricity Producers 0.7%
RWE AG ............................................ Germany 447,600 19,506,543
Industrial Conglomerates 1.0%
Hitachi Ltd. .......................................... Japan 69,500 4,321,866
Honeywell International, Inc. ............................. United States 70,000 14,525,000
Siemens AG ......................................... Germany 49,697 8,285,292
27,132,158
Industrial REITs 0.5%
Prologis, Inc. ......................................... United States 110,000 13,489,300
Insurance 1.7%
AIA Group Ltd. ....................................... Hong Kong 897,000 9,110,206

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Allianz SE ........................................... Germany 25,000 $ 5,823,626
MetLife, Inc. ......................................... United States 184,011 10,402,142
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 21,000 7,884,388
Sun Life Financial, Inc. ................................. Canada 253,000 13,189,537
46,409,899
Interactive Media & Services 1.6%
a
Alphabet, Inc., A ...................................... United States 300,000 35,910,000
b
Tencent Holdings Ltd. .................................. China 161,925 6,865,679
42,775,679
IT Services 0.8%
Cognizant Technology Solutions Corp., A .................... United States 145,900 9,524,352
Fujitsu Ltd. .......................................... Japan 92,000 11,914,077
21,438,429
Life Sciences Tools & Services 1.0%
Danaher Corp. ....................................... United States 91,097 21,863,280
a
Illumina, Inc. ......................................... United States 29,000 5,437,210
27,300,490
Machinery 1.3%
Deere & Co. ......................................... United States 32,171 13,035,367
Stanley Black & Decker, Inc. ............................. United States 68,300 6,400,393
Xylem, Inc. .......................................... United States 125,000 14,077,500
33,513,260
Marine Transportation 0.2%
AP Moller - Maersk A/S, B ............................... Denmark 3,500 6,154,408
Media 0.3%
Comcast Corp., A ..................................... United States 217,700 9,045,435
Metals & Mining 2.4%
Agnico Eagle Mines Ltd. ................................ Canada 210,000 10,486,525
BHP Group Ltd. ...................................... Australia 665,000 19,846,923
Fortescue Metals Group Ltd. ............................. Australia 615,000 9,123,759
Newmont Corp. ....................................... United States 220,000 9,385,200
Rio Tinto plc ......................................... Australia 229,000 14,552,883
63,395,290
Multi-Utilities 0.3%
Dominion Energy, Inc. .................................. United States 150,000 7,768,500
Oil, Gas & Consumable Fuels 2.4%
Canadian Natural Resources Ltd. ......................... Canada 260,000 14,618,253
Chevron Corp. ....................................... United States 192,000 30,211,200
TotalEnergies SE ..................................... France 301,019 17,281,469
Woodside Energy Group Ltd. ............................ Australia 120,166 2,782,249
64,893,171
Pharmaceuticals 3.9%
AstraZeneca plc ...................................... United Kingdom 172,000 24,656,935
Bristol-Myers Squibb Co. ................................ United States 472,595 30,222,450
Eli Lilly & Co. ........................................ United States 40,000 18,759,200
Novo Nordisk A/S, B ................................... Denmark 185,800 30,016,743
103,655,328
Semiconductors & Semiconductor Equipment 4.3%
Analog Devices, Inc. ................................... United States 49,200 9,584,652

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc. .................................. United States 93,000 $ 13,442,220
Broadcom, Inc. ....................................... United States 19,916 17,275,736
Lam Research Corp. ................................... United States 9,400 6,042,884
NVIDIA Corp. ........................................ United States 17,800 7,529,756
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 323,500 32,647,620
Texas Instruments, Inc. ................................. United States 83,100 14,959,662
Tokyo Electron Ltd. .................................... Japan 88,900 12,805,907
114,288,437
Software 4.5%
a
Adobe, Inc. .......................................... United States 25,000 12,224,750
Intuit, Inc. ........................................... United States 27,000 12,371,130
Microsoft Corp. ....................................... United States 123,400 42,022,636
Oracle Corp. ......................................... United States 96,125 11,447,526
a
Salesforce, Inc. ....................................... United States 47,000 9,929,220
a
ServiceNow, Inc. ...................................... United States 15,000 8,429,550
a
Synopsys, Inc. ....................................... United States 26,948 11,733,429
a
Workday, Inc., A ...................................... United States 51,000 11,520,390
119,678,631
Specialized REITs 0.5%
American Tower Corp. .................................. United States 61,500 11,927,310
Specialty Retail 1.3%
Lowe's Cos., Inc. ...................................... United States 63,900 14,422,230
TJX Cos., Inc. (The) ................................... United States 142,924 12,118,526
Tractor Supply Co. .................................... United States 37,667 8,328,174
34,868,930
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc. .......................................... United States 231,774 44,957,203
Samsung Electronics Co. Ltd. ............................ South Korea 345,600 19,031,026
63,988,229
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., B ......................................... United States 95,000 10,485,150
Trading Companies & Distributors 0.3%
ITOCHU Corp. ....................................... Japan 208,300 8,275,147
Wireless Telecommunication Services 0.5%
KDDI Corp. .......................................... Japan 418,300 12,920,200
Total Common Stocks (Cost $1,357,779,330) ....................................
1,446,308,686
Management Investment Companies 9.4%
Capital Markets 9.4%
iShares Core MSCI Emerging Markets ETF .................. United States 1,870,778 92,210,648
d
Templeton Global Bond Fund, Class R6 .................... United States 14,684,117 111,892,968
VanEck J.P. Morgan EM Local Currency Bond ETF ............ United States 1,725,000 44,091,000
248,194,616
Total Management Investment Companies (Cost $296,182,783) ...................
248,194,616

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 7.0%
Automobile Components 0.1%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 3,250,000 $ 2,655,330
Automobiles 0.1%
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,600,000 1,366,933
Banks 1.2%
c
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 ................ Australia 6,687,000 5,085,129
e,f
Bank of America Corp. , U , Junior Sub. Bond , FRN , 8.631% , ( 3-month
USD LIBOR + 3.135% ), Perpetual ....................... United States 3,994,000 3,994,015
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 3.287% , 7/25/27
Japan 1,690,000 1,568,290
c
Societe Generale SA , Senior Note , 144A, 2.625% , 1/22/25 ...... France 6,354,000 5,973,840
Sumitomo Mitsui Financial Group, Inc. , Sub. Bond , 2.142% , 9/23/30
Japan 5,500,000 4,409,084
c
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/02/31, FRN
thereafter , 6/03/32 ................................... Italy 8,500,000 6,710,971
e
US Bancorp , Junior Sub. Bond , 3.7% to 1/14/27, FRN thereafter ,
Perpetual .......................................... United States 1,670,000 1,243,148
e,f
Wells Fargo & Co. , S , Junior Sub. Bond , FRN , 5.9% , ( 3-month USD
LIBOR + 3.11% ), Perpetual ............................ United States 1,504,000 1,487,080
Westpac Banking Corp. , Sub. Bond , 2.894% to 2/03/25, FRN
thereafter , 2/04/30 ................................... Australia 1,503,000 1,405,060
31,876,617
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28
Belgium 4,000,000 3,871,633
Biotechnology 0.1%
c
Grifols Escrow Issuer SA , Senior Note , 144A, 4.75% , 10/15/28 ... Spain 1,600,000 1,390,304
Broadline Retail 0.2%
b
Alibaba Group Holding Ltd. , Senior Bond , 3.4% , 12/06/27 ....... China 6,300,000 5,861,641
Capital Markets 0.5%
Deutsche Bank AG ,
Senior Bond, 3.547% to 9/17/30, FRN thereafter, 9/18/31 ..... Germany 5,000,000 4,155,401
Senior Note, 2.129% to 11/23/25, FRN thereafter, 11/24/26 .... Germany 3,000,000 2,670,545
Nomura Holdings, Inc. , Senior Bond , 3.103% , 1/16/30 ..........
Japan 6,225,000 5,311,998
12,137,944
Chemicals 0.5%
c
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 7,600,000 4,930,023
c
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 1,258,000 1,081,649
Nutrien Ltd. , Senior Bond , 2.95% , 5/13/30 ...................
Canada 7,800,000 6,782,483
12,794,155
Commercial Services & Supplies 0.1%
c
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 3,200,000 2,781,753
Communications Equipment 0.0%
†
c
CommScope Technologies LLC , Senior Note , 144A, 5% , 3/15/27 .. United States 954,000 665,402
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.4%, 10/29/33 ........................... Ireland 3,400,000 2,734,420
Senior Note, 2.45%, 10/29/26 .......................... Ireland 4,750,000 4,246,129

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
c,e
Volkswagen International Finance NV , Senior Bond , Reg S, 3.5% to
6/16/25, FRN thereafter , Perpetual ....................... Germany 3,200,000 EUR $ 3,284,813
10,265,362
Containers & Packaging 0.1%
c,g
ARD Finance SA , Senior Secured Note , 144A, PIK, 6.5% , 6/30/27 . Luxembourg 1,500,000 1,217,439
c
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/27 ..................................... United States 954,000 881,665
2,099,104
Diversified Telecommunication Services 0.1%
c
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 1,243,000 607,486
c
Altice France SA , Senior Secured Note , 144A, 5.125% , 7/15/29 ... France 1,675,000 1,190,747
1,798,233
Financial Services 0.3%
c
Siemens Financieringsmaatschappij NV , Senior Bond , 144A, 2.35% ,
10/15/26 .......................................... Germany 5,800,000 5,341,566
c
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 4,000,000 3,774,823
9,116,389
Food Products 0.0%
†
c
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Bond , 144A, 3.75% , 12/01/31 ..................... United States 1,600,000 1,314,719
Ground Transportation 0.2%
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.5% , 8/11/32 ........ United Kingdom 6,000,000 5,807,164
Health Care Providers & Services 0.3%
c
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,600,000 1,375,341
c
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
2.375% , 2/16/31 ..................................... Germany 9,000,000 6,833,901
8,209,242
Household Products 0.2%
c
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 6,180,000 5,248,334
Interactive Media & Services 0.2%
b,c
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 6,290,000 5,228,979
Media 0.0%
†
c
DISH DBS Corp. , Senior Secured Note , 144A, 5.25% , 12/01/26 ... United States 1,600,000 1,286,476
Metals & Mining 0.4%
ArcelorMittal SA , Senior Bond , 4.25% , 7/16/29 ...............
Luxembourg 6,000,000 5,681,665
c
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 7,000,000 5,737,066
11,418,731
Oil, Gas & Consumable Fuels 0.4%
c
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 7,900,000 6,542,596
Canadian Natural Resources Ltd. , Senior Bond , 3.85% , 6/01/27 ..
Canada 5,500,000 5,197,520
11,740,116
Paper & Forest Products 0.2%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ...........
Brazil 4,805,000 4,104,309

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 0.7%
c
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 523,000 $ 524,912
AstraZeneca plc , Senior Bond , 4% , 1/17/29 ..................
United Kingdom 4,000,000 3,860,202
c
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 5.75% ,
8/15/27 ........................................... United States 1,200,000 736,608
c
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 7,000,000 6,756,566
Takeda Pharmaceutical Co. Ltd. , Senior Note , 5% , 11/26/28 .....
Japan 6,500,000 6,465,143
18,343,431
Semiconductors & Semiconductor Equipment 0.3%
c
SK Hynix, Inc. , Senior Note , 144A, 1.5% , 1/19/26 ............. South Korea 8,000,000 7,090,545
Wireless Telecommunication Services 0.3%
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 .............
United Kingdom 6,500,000 6,807,070
Total Corporate Bonds (Cost $202,834,059) .....................................
185,279,916
Foreign Government and Agency Securities 13.1%
c
Australia Government Bond , Reg S, 1.5% , 6/21/31 ............ Australia 12,170,000 AUD 6,731,433
c
Belgium Government Bond , Senior Bond , Reg S, 4% , 3/28/32 .... Belgium 3,150,000 EUR 3,701,190
c
Bundesrepublik Deutschland ,
Reg S, Zero Cpn., 8/15/30 ............................. Germany 10,500,000 EUR 9,683,887
Reg S, 2.3%, 2/15/33 ................................. Germany 50,100,000 EUR 54,230,415
Reg S, 1%, 5/15/38 .................................. Germany 7,400,000 EUR 6,588,801
Canada Government Bond ,
2.5%, 12/01/32 ..................................... Canada 18,000,000 CAD 12,732,211
2.75%, 6/01/33 ..................................... Canada 16,400,000 CAD 11,849,548
c
Canada Housing Trust No. 1 , Senior Bond , 144A, 2.65% , 12/15/28 Canada 18,100,000 CAD 12,821,528
China Government Bond ,
2.5%, 7/25/27 ...................................... China 121,580,000 CNY 16,804,341
2.44%, 10/15/27 ..................................... China 47,210,000 CNY 6,508,434
2.6%, 9/01/32 ...................................... China 159,360,000 CNY 21,742,605
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ................
Colombia 1,650,000 1,275,227
European Investment Bank , Senior Bond , 2.125% , 4/13/26 ......
Supranational
h
14,750,000 13,811,964
c
Finland Government Bond ,
Senior Bond, 144A, Reg S, 0.75%, 4/15/31 ................ Finland 1,892,000 EUR 1,757,741
Senior Bond, 144A, Reg S, 1.375%, 4/15/47 ............... Finland 1,567,000 EUR 1,257,457
c
France Government Bond ,
Reg S, 2.5%, 5/25/30 ................................. France 4,120,000 EUR 4,408,066
Reg S, Zero Cpn., 11/25/30 ............................ France 4,350,000 EUR 3,857,871
Reg S, 1.5%, 5/25/31 ................................. France 4,410,000 EUR 4,371,266
Reg S, 2%, 11/25/32 ................................. France 13,000,000 EUR 13,150,064
c
Italy Buoni Poliennali del Tesoro ,
Senior Bond, 144A, Reg S, 4.75%, 9/01/44 ................ Italy 1,860,000 EUR 2,152,947
Senior Bond, 144A, Reg S, 3.25%, 9/01/46 ................ Italy 1,884,000 EUR 1,761,161
Senior Bond, 144A, Reg S, 1.7%, 9/01/51 ................. Italy 2,786,000 EUR 1,823,016
Japan Government Bond ,
0.1%, 6/20/31 ...................................... Japan 4,150,000,000 JPY 28,379,956
0.5%, 9/20/46 ...................................... Japan 1,435,000,000 JPY 8,757,063
Mexico Government Bond , Senior Bond , 3.5% , 2/12/34 .........
Mexico 16,500,000 13,861,149
c
Netherlands Government Bond ,
144A, Reg S, 0.5%, 1/15/40 ............................ Netherlands 1,410,000 EUR 1,084,328
144A, Reg S, 3.75%, 1/15/42 ........................... Netherlands 865,000 EUR 1,082,924
Petroleos Mexicanos , Senior Note , 6.5% , 3/13/27 .............
Mexico 4,500,000 4,007,147
Spain Bonos Y Obligaciones del Estado ,
c
Senior Bond, 144A, Reg S, 1.95%, 4/30/26 ................ Spain 2,563,000 EUR 2,693,563
c
Senior Bond, 144A, Reg S, 2.9%, 10/31/46 ................ Spain 1,610,000 EUR 1,521,182
6%, 1/31/29 ........................................ Spain 3,760,000 EUR 4,674,843

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
c
United Kingdom Gilt ,
Reg S, 3.25%, 1/31/33 ................................ United Kingdom 34,400,000 GBP $ 39,844,329
Reg S, 1.75%, 9/07/37 ................................ United Kingdom 8,700,000 GBP 7,899,902
Reg S, 1.25%, 10/22/41 ............................... United Kingdom 22,300,000 GBP 17,002,333
Reg S, 1.5%, 7/22/47 ................................. United Kingdom 5,110,000 GBP 3,670,574
Total Foreign Government and Agency Securities (Cost $391,717,723) ............
347,500,466
U.S. Government and Agency Securities 11.3%
U.S. Treasury Bonds ,
4%, 11/15/42 ....................................... United States 33,500,000 33,301,094
3.875%, 2/15/43 ..................................... United States 45,500,000 44,376,719
3.875%, 5/15/43 ..................................... United States 16,200,000 15,810,187
U.S. Treasury Notes ,
0.125%, 8/31/23 ..................................... United States 32,000,000 31,737,989
2.25%, 3/31/24 ..................................... United States 32,000,000 31,252,378
0.375%, 9/15/24 ..................................... United States 32,000,000 30,168,125
1.75%, 3/15/25 ..................................... United States 16,700,000 15,800,418
0.875%, 11/15/30 .................................... United States 13,000,000 10,523,398
i
Index Linked, 0.125%, 1/15/31 .......................... United States 32,100,000 33,262,005
1.875%, 2/15/32 ..................................... United States 25,000,000 21,419,434
4.125%, 11/15/32 .................................... United States 15,100,000 15,432,672
3.5%, 2/15/33 ...................................... United States 19,500,000 18,997,266
Total U.S. Government and Agency Securities (Cost $318,620,903) ................
302,081,685
Mortgage-Backed Securities 1.6%
Government National Mortgage Association (GNMA) Fixed Rate 1.6%
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 29,329,665 26,345,968
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 18,987,999 17,044,544
43,390,512
Total Mortgage-Backed Securities (Cost $50,781,203) ............................
43,390,512
Total Long Term Investments (Cost $2,617,916,001) .............................
2,572,755,881
a
Short Term Investments 2.8%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.8%
d,j
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 73,163,403 73,163,403
Total Money Market Funds (Cost $73,163,403) ..................................
73,163,403
Total Short Term Investments (Cost $73,163,403 ) ................................
73,163,403
a
Total Investments (Cost $2,691,079,404) 99.6% ..................................
$2,645,919,284
Other Assets, less Liabilities 0.4% .............................................
12,106,763
Net Assets 100.0% ...........................................................
$2,658,026,047

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
At June 30, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
See Note 7 regarding other derivative information.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Variable interest entity (VIE). See the Fund’s statement of information regarding investments made through a VIE structure.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $307,215,152, representing 11.6% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
Perpetual security with no stated maturity date.
f
The coupon rate shown represents the rate at period end.
g
Income may be received in additional securities and/or cash.
h
A supranational organization is an entity formed by two or more central governments through international treaties.
i
Principal amount of security is adjusted for inflation. See Note 1(e).
j
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BZWS Buy 40,271,000 27,135,204 7/28/23 $ — $ (293,415)
Australian Dollar .... BZWS Sell 40,271,000 26,762,637 7/28/23 — (79,152)
British Pound ...... JPHQ Buy 52,671,766 66,478,861 7/28/23 424,579 —
British Pound ...... JPHQ Sell 106,301,766 132,505,365 7/28/23 — (2,518,659)
Canadian Dollar .... BZWS Buy 88,088,000 65,589,817 7/28/23 931,969 —
Canadian Dollar .... BZWS Sell 136,374,000 100,619,518 7/28/23 21,007 (2,387,616)
Chinese Yuan ...... BZWS Buy 169,906,000 24,140,753 7/28/23 — (724,338)
Chinese Yuan ...... BZWS Sell 493,922,000 71,712,605 7/28/23 3,640,361 —
Euro ............. BZWS Buy 89,936,140 99,339,773 7/28/23 — (1,070,769)
Euro ............. BZWS Sell 202,113,140 224,030,304 7/28/23 3,264,969 (74,219)
Hong Kong Dollar ... HSBK Buy 177,580,500 22,693,602 7/28/23 — (20,796)
Hong Kong Dollar ... HSBK Sell 177,580,500 22,710,246 7/28/23 37,440 —
Japanese Yen ...... JPHQ Buy 13,647,306,000 102,921,170 7/28/23 — (7,966,954)
Japanese Yen ...... JPHQ Sell 18,844,221,000 142,898,034 7/28/23 11,785,108 —
Total Forward Exchange Contracts ................................................... $20,105,433 $(15,135,918)
Net unrealized appreciation (depreciation) ............................................ $4,969,515
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 35.

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Franklin Global
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,478,257,561
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 212,821,843
Value - Unaffiliated issuers .................................................................. $2,460,862,913
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 185,056,371
Cash .................................................................................... 69,518
Foreign currency, at value (cost $685,937) ........................................................ 684,529
Receivables:
Capital shares sold ........................................................................ 191,880
Dividends and interest ..................................................................... 10,693,021
European Union tax reclaims (Not e 1d) ......................................................... 137,667
Unrealized appreciation on OTC forward exchange contracts .......................................... 20,105,433
Total assets .......................................................................... 2,677,801,332
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,961,200
Management fees ......................................................................... 1,180,188
Distribution fees .......................................................................... 571,503
Transfer agent fees ........................................................................ 629,866
Trustees' fees and expenses ................................................................. 19
Unrealized depreciation on OTC forward exchange contracts .......................................... 15,135,918
Accrued expenses and other liabilities ........................................................... 296,591
Total liabilities ......................................................................... 19,775,285
Net assets, at value ................................................................. $2,658,026,047
Net assets consist of:
Paid-in capital ............................................................................. $2,793,399,533
Total distributable earnings (losses) ............................................................. (135,373,486)
Net assets, at value ................................................................. $2,658,026,047

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Franklin Global
Allocation Fund
Class A:
Net assets, at value ....................................................................... $2,471,017,271
Shares outstanding ........................................................................ 185,075,476
Net asset value per share
a
.................................................................. $13.35
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $14.13
Class C:
Net assets, at value ....................................................................... $77,707,313
Shares outstanding ........................................................................ 5,879,664
Net asset value and maximum offering price per share
a
............................................. $13.22
Class R:
Net assets, at value ....................................................................... $4,073,854
Shares outstanding ........................................................................ 304,215
Net asset value and maximum offering price per share ............................................. $13.39
Class R6:
Net assets, at value ....................................................................... $1,647,630
Shares outstanding ........................................................................ 119,415
Net asset value and maximum offering price per share ............................................. $13.80
Advisor Class:
Net assets, at value ....................................................................... $103,579,979
Shares outstanding ........................................................................ 7,691,058
Net asset value and maximum offering price per share ............................................. $13.47
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
Franklin Global
Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $1,378,851)
Unaffiliated issuers ........................................................................ $22,336,476
Non-controlled affiliates (Note 3 f ) ............................................................. 3,729,667
Interest:
Unaffiliated issuers ........................................................................ 12,974,317
Other income (Not e 1d) ...................................................................... 4,643
Total investment income ................................................................... 39,045,103
Expenses:
Management fees (Note 3 a ) ................................................................... 7,635,521
Distribution fees: (Note 3c )
    Class A ................................................................................ 3,049,129
    Class C ................................................................................ 401,734
    Class R ................................................................................ 9,919
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,334,898
    Class C ................................................................................ 43,861
    Class R ................................................................................ 2,172
    Class R6 ............................................................................... 388
    Advisor Class ............................................................................ 55,816
Custodian fees (Note 4 ) ...................................................................... 53,865
Reports to shareholders fees .................................................................. 178,027
Registration and filing fees .................................................................... 53,543
Professional fees ........................................................................... 24,886
Trustees' fees and expenses .................................................................. 15,486
Other .................................................................................... 46,242
Total expenses ......................................................................... 12,905,487
Expense reductions (Note 4 ) ............................................................... (22,162)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (496,000)
Net expenses ......................................................................... 12,387,325
Net investment income ................................................................ 26,657,778
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (11,501,093)
Foreign currency transactions ................................................................ 811,067
Forward exchange contracts ................................................................. (29,456,838)
Net realized gain (loss) .................................................................. (40,146,864)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 151,346,778
Non-controlled affiliates (Note 3 f ) ............................................................ (3,361,993)
Translation of other assets and liabilities denominated in foreign currencies .............................. (27,645)
Forward exchange contracts ................................................................. 41,373,698
Net change in unrealized appreciation (depreciation) ............................................ 189,330,838
Net realized and unrealized gain (loss) ............................................................ 149,183,974
Net increase (decrease) in net assets resulting from operations .......................................... $175,841,752

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
Franklin Global Allocation Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $26,657,778 $36,718,229
Net realized gain (loss) ................................................. (40,146,864) 97,043,653
Net change in unrealized appreciation (depreciation) ........................... 189,330,838 (512,856,658)
Net increase (decrease) in net assets resulting from operations ................ 175,841,752 (379,094,776)
Distributions to shareholders:
Class A ............................................................. (24,994,776) (106,716,361)
Class C ............................................................. (527,312) (3,250,769)
Class R ............................................................. (36,956) (156,511)
Class R6 ............................................................ (18,100) (36,753)
Advisor Class ........................................................ (1,154,002) (4,736,101)
Total distributions to shareholders .......................................... (26,731,146) (114,896,495)
Capital share transactions: (Note 2 )
Class A ............................................................. (84,692,446) (133,699,940)
Class C ............................................................. (11,007,467) (28,759,274)
Class R ............................................................. (55,579) (567,930)
Class R6 ............................................................ 477,969 628,289
Advisor Class ........................................................ (1,134,188) (4,651,727)
Total capital share transactions ............................................ (96,411,711) (167,050,582)
Net increase (decrease) in net assets ................................... 52,698,895 (661,041,853)
Net assets:
Beginning of period ..................................................... 2,605,327,152 3,266,369,005
End of period .......................................................... $2,658,026,047 $2,605,327,152

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
Franklin Global Allocation Fund
24
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
eighteen separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services - Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Franklin
Global Allocation Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund’s pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund’s pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund’s net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
25
franklintempleton.com
Semiannual Report
Franklin Global Allocation Fund
(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund’s NAV is not calculated, which could result
in differences between the value of the Fund’s portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
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(continued)
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 7 regarding other derivative information.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Fund Allocator Series
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(continued)
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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(continued)
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, and/or directors trustees of the following subsidiaries:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 8,878,024 $115,950,896 7,094,859 $95,572,611
Shares issued in reinvestment of distributions .......... 1,795,181 23,929,762 8,057,770 102,184,037
Shares redeemed ............................... (17,166,302) (224,573,104) (24,651,356) (331,456,588)
Net increase (decrease) .......................... (6,493,097) $(84,692,446) (9,498,727) $(133,699,940)
Class C Shares:
Shares sold ................................... 1,015,169 $13,095,931 777,416 $10,368,466
Shares issued in reinvestment of distributions .......... 39,651 523,387 256,144 3,218,338
Shares redeemed
a
.............................. (1,904,530) (24,626,785) (3,182,498) (42,346,078)
Net increase (decrease) .......................... (849,710) $(11,007,467) (2,148,938) $(28,759,274)
Class R Shares:
Shares sold ................................... 31,317 $410,504 27,257 $361,197
Shares issued in reinvestment of distributions .......... 2,754 36,822 12,261 155,961
Shares redeemed ............................... (38,394) (502,905) (79,784) (1,085,088)
Net increase (decrease) .......................... (4,323) $(55,579) (40,266) $(567,930)
Class R6 Shares:
Shares sold ................................... 96,735 $1,303,406 78,093 $1,075,723
Shares issued in reinvestment of distributions .......... 1,187 16,337 2,360 30,825
Shares redeemed ............................... (61,940) (841,774) (34,142) (478,259)
Net increase (decrease) .......................... 35,982 $477,969 46,311 $628,289
Advisor Class Shares:
Shares sold ................................... 895,693 $11,795,614 1,413,291 $19,566,458
Shares issued in reinvestment of distributions .......... 78,588 1,056,222 337,358 4,313,476
Shares redeemed ............................... (1,061,275) (13,986,024) (2,125,026) (28,531,661)
Net increase (decrease) .......................... (86,994) $(1,134,188) (374,377) $(4,651,727)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Fund Allocator Series
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(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 0.581% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:
Annualized Fee Rate Net Assets
0.600% Up to and including $1 billion
0.570% Over $1 billion, up to and including $5 billion
0.550% In excess of $5 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $48,766
CDSC retained .............................................................................. $3,868
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
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(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2023, the Fund paid transfer agent fees of $1,437,135, of which $599,628 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.73% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2024.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 31,640,989 $ 420,043,853 $ (378,521,439) $ — $ — $ 73,163,403 73,163,403 $ 1,527,362
Templeton Global Bond Fund,
Class R6 ............... 113,052,656 2,202,305 — — (3,361,993) 111,892,968 14,684,117 2,202,305
Total Affiliated Securities ... $144,693,645 $422,246,158 $(378,521,439) $— $(3,361,993) $185,056,371 $3,729,667
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
31
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Franklin Global Allocation Fund
(continued)
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective June 12, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2022, the Fund deferred late-year ordinary losses of $23,584,955.
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, tax straddles, and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
$476,420,722 and $490,784,614, respectively.
7. Other Derivative Information
At June 30, 2023, the Fund's investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $55,098,879
Cost of investments .......................................................................... $2,666,465,407
Unrealized appreciation ........................................................................ $257,735,733
Unrealized depreciation ........................................................................ (273,312,341)
Net unrealized appreciation (depreciation) .......................................................... $(15,576,608)
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Global Allocation Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 20,105,433 Unrealized depreciation on OTC
forward exchange contracts
$ 15,135,918
Total .................... $20,105,433 $15,135,918

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
32
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Franklin Global Allocation Fund
(continued)
For the period ended June 30, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2023, the average month end contract value of forward exchange contracts was
$1,003,130,329.
At June 30, 2023, the Fund's OTC derivative assets and liabilities are as follows:
At June 3 0, 2023 , OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Global Allocation Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(29,456,838) Forward exchange contracts $41,373,698
Total ....................... $(29,456,838) $41,373,698
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Global Allocation Fund
Derivatives
Forward exchange contracts ............................. $ 20,105,433 $ 15,135,918
Total ............................................. $20,105,433 $15,135,918
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Global Allocation Fund
Counterparty
BZWS ................... $7,858,306 $(4,629,509) $— $(3,228,797) $—
HSBK ................... 37,440 (20,796) — — 16,644
JPHQ ................... 12,209,687 (10,485,613) (1,724,074) — —
Total ................... $20,105,433 $(15,135,918) $ ( 1,724,07 4) $(3,228,797) $16,644
$ 1
7. Other Derivative Information
(continued)

Franklin Fund Allocator Series
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Franklin Global Allocation Fund
(continued)
At June 30, 2023, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 35 .
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Franklin Global Allocation Fund
Counterparty
BZWS ................... $4,629,509 $(4,629,509) $— $— $—
HSBK ................... 20,796 (20,796) — — —
JPHQ ................... 10,485,613 (10,485,613) — — —
Total ................... $15,135,918 $(15,135,918) $— $— $—
7. Other Derivative Information
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
34
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Franklin Global Allocation Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 17,632,800 $ — $ — $ 17,632,800
Air Freight & Logistics ................... 11,579,550 13,677,798 — 25,257,348
Automobiles .......................... — 20,530,461 — 20,530,461
Banks ............................... 69,258,703 11,713,052 — 80,971,755
Beverages ........................... 28,040,417 — — 28,040,417
Biotechnology ......................... 7,086,798 — — 7,086,798
Broadline Retail ....................... 42,222,550 1,822,297 — 44,044,847
Capital Markets ........................ 34,398,833 3,106,839 — 37,505,672
Chemicals ........................... 16,767,520 — — 16,767,520
Communications Equipment .............. 5,820,750 — — 5,820,750
Consumer Staples Distribution & Retail ...... 25,438,856 — — 25,438,856
Diversified Telecommunication Services ..... 11,584,685 — — 11,584,685
Electric Utilities ........................ 21,229,047 21,797,998 — 43,027,045
Electrical Equipment .................... — 4,788,814 — 4,788,814
Electronic Equipment, Instruments &
Components ........................ 13,034,880 — — 13,034,880
Entertainment ......................... 11,283,900 9,164,525 — 20,448,425
Financial Services ...................... 23,836,320 — — 23,836,320
Food Products ........................ 10,831,590 28,082,562 — 38,914,152
Ground Transportation .................. 19,382,286 — — 19,382,286
Health Care Equipment & Supplies ......... 13,558,590 — — 13,558,590
Health Care Providers & Services .......... 29,621,986 — — 29,621,986
Hotels, Restaurants & Leisure ............. 15,815,730 696,094 — 16,511,824
Household Durables .................... — 18,652,411 — 18,652,411
Household Products .................... 20,940,120 — — 20,940,120
Independent Power and Renewable Electricity
Producers .......................... — 19,506,543 — 19,506,543
Industrial Conglomerates ................ 14,525,000 12,607,158 — 27,132,158
Industrial REITs ....................... 13,489,300 — — 13,489,300
Insurance ............................ 23,591,679 22,818,220 — 46,409,899
Interactive Media & Services .............. 35,910,000 6,865,679 — 42,775,679
IT Services ........................... 9,524,352 11,914,077 — 21,438,429
Life Sciences Tools & Services ............ 27,300,490 — — 27,300,490
Machinery ............................ 33,513,260 — — 33,513,260
Marine Transportation ................... — 6,154,408 — 6,154,408
Media ............................... 9,045,435 — — 9,045,435
Metals & Mining ....................... 19,871,725 43,523,565 — 63,395,290
Multi-Utilities .......................... 7,768,500 — — 7,768,500
Oil, Gas & Consumable Fuels ............. 44,829,453 20,063,718 — 64,893,171
Pharmaceuticals ....................... 48,981,650 54,673,678 — 103,655,328
Semiconductors & Semiconductor Equipment . 101,482,530 12,805,907 — 114,288,437
Software ............................. 119,678,631 — — 119,678,631
Specialized REITs ...................... 11,927,310 — — 11,927,310
Specialty Retail ........................ 34,868,930 — — 34,868,930
Technology Hardware, Storage & Peripherals . 44,957,203 19,031,026 — 63,988,229
Textiles, Apparel & Luxury Goods .......... 10,485,150 — — 10,485,150
Trading Companies & Distributors .......... — 8,275,147 — 8,275,147
9. Fair Value Measurements
(continued)

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Franklin Global Allocation Fund
(continued)
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Wireless Telecommunication Services ....... $ — $ 12,920,200 $ — $ 12,920,200
Management Investment Companies ......... 248,194,616 — — 248,194,616
Corporate Bonds ........................ — 185,279,916 — 185,279,916
Foreign Government and Agency Securities .... — 347,500,466 — 347,500,466
U.S. Government and Agency Securities ....... — 302,081,685 — 302,081,685
Mortgage-Backed Securities ................ — 43,390,512 — 43,390,512
Short Term Investments ................... 73,163,403 — — 73,163,403
Total Investments in Securities ........... $1,382,474,528 $1,263,444,756
a
$— $2,645,919,284
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 20,105,433 $ — $ 20,105,433
Total Other Financial Instruments ......... $— $20,105,433 $— $20,105,433
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 15,135,918 $ — $ 15,135,918
Total Other Financial Instruments ......... $— $15,135,918 $— $15,135,918
a
Includes foreign securities valued at $385,192,175, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BZWS
Barclays Bank plc
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CNY
Chinese Yuan
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Interbank Offered Rate
PIK
Payment-In-Kind
9. Fair Value Measurements
(continued)

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Board Approval of Investment
Management Agreements
FRANKLIN FUND ALLOCATOR SERIES
Franklin Global Allocation Fund
(Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting), the
Board of Trustees (Board) of Franklin Fund Allocator Series
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of the Fund (Management Agreement) for the period
May 1, 2023 through June 30, 2023 (Stub Period). The
Independent Trustees noted that the Fund’s annual contract
review was historically held at the February Board meeting
and that management proposed to move the contract review
to the May Board meeting. The Independent Trustees further
noted management’s explanation that, to effect this change,
the Board needed to consider the renewal of the Fund’s
Management Agreement prior to its current April 30, 2023
expiration date. The Independent Trustees also noted that
management would ask them to consider the continuation
of the Management Agreement again at the May Board
meeting for the 12-month period beginning July 1, 2023.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement for the Stub Period.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the March Meeting and
throughout the year at meetings of the Board and its
committees. The Board also reviewed and considered
information provided in response to a detailed set of requests for information submitted to the Manager by Independent
Trustee counsel on behalf of the Independent Trustees
in connection with the annual contract renewal process.
In addition, prior to the March Meeting, the Independent
Trustees held a virtual contract renewal meeting at
which the Independent Trustees first conferred amongst
themselves and Independent Trustee counsel about
contract renewal matters; and then met with management
to request additional information that the Independent
Trustees reviewed and considered prior to and at the March
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors
(Factors).
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.

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The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional flexible portfolio funds. The
Board noted that the Fund’s annualized total return for the
one-year period was above the median of its Performance
Universe, but for the three-, five- and 10-year periods
was below the median of its Performance Universe. The
Board further noted that, effective February 1, 2021, the
Fund was repositioned from a fund-of-funds to a directly
managed allocation fund. The Board discussed the
Fund’s performance with management and management
explained that the Fund has had improved performance
relative to peers since the Fund’s change in strategy and
enhancements to the Fund’s portfolio management team.
The Board concluded that the Fund’s performance was
satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for Class A
and Class M shares for other funds in the Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and
11 other flexible portfolio funds. The Board noted that the
Fund’s Management Rate and total expense ratio were
below the median and in the first quintile (least expensive) of its Expense Group. The Board further noted that the Fund’s
total expense ratio reflected a fee waiver from management.
After consideration of the above, the Board concluded that
the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended

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September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for the Stub
Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved the Management Agreement
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to
the Manager by Independent Trustee counsel on behalf
of the Independent Trustees, which included information
on Fund performance for the one-, three- and five-year
periods ended March 31, 2023 and the other Factors. The
Board determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreement for an additional twelve-month period beginning
July 1, 2023.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity

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Semiannual Report
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a

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40
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Semiannual Report
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

481 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Global Allocation Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.
N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 28, 2023